FILE NO. 333-84788

As filed with the Securities and Exchange Commission on January 27, 2015

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

POST EFFECTIVE AMENDMENT NO. 14

TO

FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

A.            Exact name of trust:

BLDRS INDEX FUNDS TRUST (I.R.S. Employer Identification Number: 52-2115391)

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE SELECT ADR INDEX FUND

B.            Name of depositor (Sponsor):

Invesco PowerShares Capital Management LLC

C.            Complete address of Sponsor’s principal executive offices:

Invesco PowerShares Capital Management LLC

3500 Lacey Road
Suite 700
Downers Grove, IL 60515

D.            Name and complete address of agent for service:

Andrew Schlossberg, Chief Executive Officer,
Invesco PowerShares Capital Management LLC

3500 Lacey Road
Suite 700
Downers Grove, IL 60515

Copy to:

Eric S. Purple
K&L Gates LLP
1601 K Street NW
Washington, DC 20006

It is proposed that this filing will become effective on January 31, 2015 pursuant to paragraph (b) of Rule 485.

E.             Title of securities being registered:

An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

F.              Approximate date of proposed sale to public: Immediately upon effectiveness.

☐ Check box if it is proposed that this filing will become effective on the date hereof pursuant to Rule 487.

G.            Amount of filing fee:

In accordance with Rule 24f-2, no registration fee was paid in connection with the filing of the Rule 24f-2 Notice on December 29, 2014 for the Trust’s most recent fiscal year.

BLDRS INDEX FUNDS TRUST

Cross Reference Sheet

Pursuant To Regulation C

Under The Securities Act Of 1933, As Amended

(Form N-8b-2 Items Required By Instruction 1

As To Prospectus In Form S-6)

Form N-8B-2				Form S-6
Item Number				Heading in Prospectus
I	Organization and General Information
	1.	(a)	Name of Trust and Internal Revenue Service Employer Identification Number	Registration Statement Front Cover
		(b)	Title of securities issued	Registration Statement Front Cover
	2.	Name, address and Internal Revenue Service
		Employer Identification Number of depositor		The Sponsor
	3.	Name, address and Internal Revenue Service
		Employer Identification Number of trustee		The Trustee
	4.	Name, address and Internal Revenue Service Employer Identification Number of principal underwriter		*
	5.	State of organization of Trust		Creation and Redemption of Shares
	6.	(a)	Dates of execution and termination of Trust Agreement under which Trust organized	Essential Information as of September 30, 2014 *; Termination of a Fund
		(b)	Dates of execution and termination of Trust Agreement pursuant to which proceeds of securities held by Trustee	Same as set forth in 6(a)
	7.	Changes of name		*
	8.	Fiscal Year		Essential Information as of September 30, 2014 *
	9.	Material Litigation		*
II	General Description of the Trust and Securities of the Trust
	10.	(a)	Registered or bearer securities	The Funds
		(b)	Cumulative or distributive	Essential Information as of September 30,
2014 *; Distributions to Beneficial Owners
		(c)	Rights of holders as to withdrawal or redemption	Creation and Redemption of Shares; Book-Entry Only; Notices and Distributions
		(d)	Rights of holders as to conversion, transfer, etc.	Same as set forth in 10(d)
		(e)	Lapses or defaults in principal payments with respect to periodic payment plan certificates	*
		(f)	Voting rights	Amendments to the Trust Agreement and Indenture; Termination of a Fund; The Trustee
		(g)	Notice to holders as to change in:
		(1)	Composition of Trust assets	*
		(2)	Terms and conditions of Trust’s securities	Amendments to the Trust Agreement and
Indenture
		(3)	Provisions of Trust Agreement	Same as set forth in 10(g)(2)
		(4)	Identity of depositor and trustee	The Trustee; The Sponsor
		(h)	Consent of holders required to change:
		(1)	Composition of Trust assets	*

* Not applicable, answer negative or not required.

i

Form N-8B-2			Form S-6
Item Number			Heading in Prospectus
	(2)	Terms and conditions of Trust’s securities	Amendments to the Trust Agreement and Indenture
	(3)	Provisions of Trust Agreement	Same as set forth in 10(h)(2)
	(4)	Identity of depositor and trustee	The Sponsor; The Trustee
	(i)	Other principal features of the securities	The Funds
11.	Type of securities comprising units		Prospectus Front Cover; The Funds; The Portfolios; Creation and Redemption of Shares
12.	Certain information regarding securities comprising periodic payment certificates		*
13.	(a)	Certain information regarding loads, fees, expenses and charges	Creation and Redemption of Shares; Expenses of a Fund
	(b)	Certain information regarding periodic payment plan certificates	*
	(c)	Certain percentages	Same as set forth in 13(a)
	(d)	Reasons for certain differences in prices	*
	(e)	Certain other loads, fees, or charges payable by holders	*
	(f)	Certain profits receivable by depositor, principal underwriters, custodian, trustee or affiliated persons	The Portfolios
	(g)	Ratio of annual charges and deductions to income	*
14.	Issuance of Trust’s securities		The Funds; Book-Entry Only; Notices and Distributions
15.	Receipt and handling of payments from purchasers		The Funds; Creation and Redemption of Shares
16.	Acquisition and disposition of underlying securities		The Funds; Creation and Redemption of Shares; The Portfolios
17.	(a)	Withdrawal or redemption by holders	Same as set forth in 16
	(b)	Persons entitled or required to redeem or repurchase securities	Same as set forth in 16
	(c)	Cancellation or resale of repurchased or redeemed securities	Same as set forth in 16
18.	(a)	Receipt, custody and disposition of income	Distributions to Beneficial Owners
	(b)	Reinvestment of distributions	*
	(c)	Reserves or special funds	Same as set forth in 18(a)
	(d)	Schedule of distributions	*
19.	Records, accounts and reports		Distributions to Beneficial Owners; Expenses of a Fund; Book-Entry Only; Notices and Distributions
20.	Certain miscellaneous provisions of Trust Agreement
	(a)	Amendments	Amendments to the Trust Agreement and Indenture
	(b)	Extension or termination	Same as set forth in 20(a)
	(c)	Removal or resignation of trustee	The Trustee
	(d)	Successor trustee	Same as set forth in 20(c)
	(e)	Removal or resignation of depositor	The Sponsor

* Not applicable, answer negative or not required.

Form N-8B-2			Form S-6
Item Number			Heading in Prospectus
		(f) Successor depositor	Same as set forth in 20(e)
	21.	Loans to security holders	*
	22.	Limitations on liabilities	The Trustee; The Sponsor
	23.	Bonding arrangements	*
	24.	Other material provisions of Trust Agreement	*
III	Organization, Personnel and Affiliated Persons of Depositor
	25.	Organization of depositor	The Sponsor
	26.	Fees received by depositor	*
	27.	Business of depositor	The Sponsor
	28.	Certain information as to officials and affiliated persons of depositor	Same as set forth in 27
	29.	Ownership of voting securities of depositor	Same as set forth in 27
	30.	Persons controlling depositor	*
	31.	Payments by depositor for certain services rendered to Trust	*
	32.	Payments by depositor for certain other services rendered to Trust	*
	33.	Remuneration of employees of depositor for certain services rendered to Trust	*
	34.	Compensation of other persons for certain services rendered to Trust	*
IV	Distribution and Redemption of Securities
	35.	Distribution of Trust’s securities in states	Continuous Offering of Shares
	36.	Suspension of sales of Trust’s securities	*
	37.	Denial or revocation of authority to distribute	*
	38.	(a) Method of distribution	Creation and Redemption of Shares of Creation Units; Continuous Offering of Shares; The Funds; Book-Entry Only; Notices and Distributions
		(b) Underwriting agreements	Continuous Offering of Shares; Creation and Redemption of Shares
		(c) Selling agreements	Same as set forth in 38(b)
	39.	(a) Organization of principal underwriter	The Sponsor
		(b) FINRA membership of principal underwriter	The Sponsor
	40.	Certain fees received by principal underwriters	*
	41.	(a) Business of principal underwriters	Continuous Offering of Shares
		(b) Branch offices of principal underwriters	*
		(c) Salesmen of principal underwriters	*
	42.	Ownership of Trust’s securities by certain persons	*
	43.	Certain brokerage commissions received by principal underwriters	*
	44.	(a) Method of valuation for determining offering price	The Portfolios; Determination of Net Asset Value
		(b) Schedule as to components of offering price	*

* Not applicable, answer negative or not required.

Form N-8B-2				Form S-6
Item Number				Heading in Prospectus
		(c)	Variation in offering price to certain persons	*
	45.	Suspension of redemption rights		*
	46.	(a)	Certain information regarding redemption or withdrawal valuation	Determination of Net Asset Value; Creation and Redemption of Shares
		(b)	Schedule as to components of redemption price	*
	47.	Maintenance of position in underlying securities		The Funds; The Portfolios; Continuous Offering of Shares; Determination of Net Asset Value; Distributions to Beneficial Owners
V	Information Concerning the Trustee or Custodian
	48.	Organization and regulation of trustee		The Trustee
	49.	Fees and expenses of trustee		Expenses of a Fund; Creation and Redemption of Shares
	50.	Trustee’s lien		Same as set forth in 49
VI	Information Concerning Insurance of Holders of Securities
	51.	(a)	Name and address of insurance company	*
		(b)	Types of policies	*
		(c)	Types of risks insured and excluded	*
		(d)	Coverage	*
		(e)	Beneficiaries	*
		(f)	Terms and manner of cancellation	*
		(g)	Method of determining premiums	*
		(h)	Aggregate premiums paid	*
		(i)	Recipients of premiums	*
		(j)	Other material provisions of Trust Agreement relating to insurance	*
VII	Policy of Registrant
	52.	(a)	Method of selecting and eliminating securities from the Trust	The Funds; The Portfolios; Creation and Redemption of Shares; Determination of the Portfolio Deposit
		(b)	Elimination of securities from the Trust	*
		(c)	Policy of Trust regarding substitution and elimination of securities	Same as set forth in 52(a)
		(d)	Description of any other fundamental policy of the Trust	*
		(e)	Code of Conduct	Code of Conduct
	53.	(a)	Taxable status of the Trust	Tax Status of the Trust
		(b)	Qualification of the Trust as a regulated investment company	Same as set forth in 53(a)
VIII	Financial and Statistical Information
	54.	Information regarding the Trust’s last ten fiscal years		*
	55.	Certain information regarding periodic payment plan certificates		*

* Not applicable, answer negative or not required.

Form N-8B-2		Form S-6
Item Number		Heading in Prospectus
56.	Certain information regarding periodic payment plan certificates	*
57.	Certain information regarding periodic payment plan certificates	*
58.	Certain information regarding periodic payment plan certificates	*
59.	Financial statements (Instruction 1(c) to Form S-6)	*

* Not applicable, answer negative or not required.

v

PROSPECTUS

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE SELECT ADR INDEX FUND

January 31, 2015

The BLDRS Index Funds Trust ("Trust") is a unit investment trust consisting of four (4) separate investment portfolios (each a "BLDRS Index Fund" or a "Fund" and collectively the "BLDRS Index Funds" or the "Funds"). The investment objective of each Fund is to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of publicly traded Depositary Receipts in a particular geographic region or market represented by a specified relevant benchmark index compiled and published by The Bank of New York Mellon (formerly The Bank of New York) (each a "BNY Mellon ADR Index"). Invesco PowerShares Capital Management LLC (formerly PowerShares Capital Management LLC) is the Sponsor of the Trust and the Funds and The Bank of New York Mellon is the Trustee.

The units of beneficial interest of each Fund ("Shares") are listed on The NASDAQ Stock Market ("NASDAQ"). The Shares trade on NASDAQ at market prices that may differ to some degree from the Shares' net asset value. Each Fund issues and redeems Shares on a continuous basis — at net asset value — only in a multiple of 50,000 Shares called a "Creation Unit," principally in-kind for securities included in the relevant benchmark BNY Mellon ADR Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF A FUND.

Shares of each Fund are not guaranteed or insured by The Federal Deposit Insurance Corporation or any other agency of the U.S. government, nor are Shares deposits or obligations of any bank. Shares involve investment risks, including the loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Sponsor: Invesco PowerShares Capital Management LLC

"BLDRS" and "Baskets of Listed Depositary Receipts"
are registered trademarks of The Bank of New York Mellon

Copyright 2015 by Invesco PowerShares Capital Management LLC, all rights reserved

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2014*

	Number of Shares Outstanding	Fractional Undivided Interest Represented by Each Share	Net Asset Value per Share	Symbol	CUSIP
BLDRS Asia 50 ADR Index Fund:	900,000	1/900,000	$29.12	ADRA	09348	R102
BLDRS Developed Markets 100 ADR Index Fund:	2,350,000	1/2,350,000	$24.21	ADRD	09348	R201
BLDRS Emerging Markets 50 ADR Index Fund:	5,450,000	1/5,450,000	$39.20	ADRE	09348	R300
BLDRS Europe Select ADR Index Fund:	800,000	1/800,000	$24.33	ADRU	09348	R409

Glossary:	All defined terms used in this Prospectus and page numbers on which their definitions appear are listed in the Glossary beginning on page 103
Sponsor:	Invesco PowerShares Capital Management LLC ("Invesco PowerShares")
Distributor:	ALPS Distributors, Inc.
Trustee:	The Bank of New York Mellon
Licensor:	The Bank of New York Mellon
Depositary:	The Depository Trust Company ("DTC")
Trust Agreement and Indenture:	Dated and Effective as of November 13, 2002 by and between the initial sponsor and the Trustee.*
Beneficial Owner:	Owners of beneficial interests in Shares are referred to as "Beneficial Owners."
Record Dates:	Quarterly, currently anticipated to be the Second (2nd) Business Day after the third (3rd) Friday in each of March, June, September and December.**
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.**
Fiscal Year:	October 1-September 30
Estimated Ordinary Operating Expenses of Each Fund:	30/100th of one percent (inclusive of Trustee's annual fee of 6/100th of one percent to 10/100th of one percent) of the net asset value ("NAV") of the relevant Fund.***
Valuation Time:	Closing time of the regular trading session on NASDAQ (ordinarily 4:00 p.m. New York time).
Business Day:	Any day that NASDAQ is open for business, or that the Funds are open for business as required by Section 22(e) of the Investment Company Act of 1940 ("1940 Act").
Mandatory Termination Date:

If a Fund is terminated pursuant to the terms of the Trust Agreement and Indenture, the Mandatory Termination Date shall be the date on which the last security held by a Fund matures, is sold, is redeemed, or upon any other disposition as the case may be.

ii

Discretionary Termination:

At the discretion of the Sponsor, a Fund may be terminated if at any time after three (3) years following the initial Portfolio Deposit such value is less than $350,000,000, adjusted for inflation.****

Calculation of the Composition of the Portfolio Deposit for Creation Units:

The Trustee, through the National Securities Clearing Corporation ("NSCC"), makes available on each Business Day, immediately prior to the opening of business on NASDAQ (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each of the securities comprising a Fund's relevant BNY Mellon ADR Index (each an "Index Security") to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Deposit is applicable, subject to any adjustments, in order to effect creations and redemptions of Creation Units of a given Fund until such time as the next-announced composition of the Portfolio Deposit is made available.

Modification to the Trust Agreement and Indenture:

The Trust Agreement and Indenture for each Fund may be modified unilaterally by the Sponsor to effect certain changes, and may be otherwise modified by a vote of the Beneficial Owners of the outstanding Shares of the relevant Fund under certain circumstances.

*  The Trust Agreement and Indenture became effective and the initial deposit for each Fund was made on November 13, 2002 ("Initial Date of Deposit").

**  See "Distributions to Beneficial Owners."

***  See "Expenses of a Fund" and the "Trustee"

****  A Fund may also be terminated under other circumstances. See "Termination of a Fund."

iii

THE FUNDS

Each Fund is an "index fund" that holds publicly-traded Depositary Receipts of non-U.S. companies in a particular geographic region or market represented by a specified relevant benchmark BNY Mellon ADR Index. The Shares of each Fund represent an undivided interest in the portfolio of Depositary Receipts held by each Fund. The Shares of each Fund are separate from the underlying securities that are represented by the Shares. Each Fund seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index. Each BNY Mellon ADR Index is developed by the Licensor from a universe of Depositary Receipts defined by The Bank of New York Mellon ADR IndexSM ("BNY Mellon ADR Composite Index"). S&P Dow Jones Indices acts as "index calculation agent" in connection with the calculation and dissemination of each BNY Mellon ADR Index and the free-float adjusted market capitalization methodology of S&P Dow Jones Indices is employed. See "Selection Criteria, Construction and Maintenance Standards for the BNY Mellon ADR Indexes."

Depositary Receipts are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity or debt. Depositary Receipts are created when a broker purchases the non-U.S. company's shares on that company's home stock market and delivers those shares to the depositary's local custodian bank, who then instructs the depositary bank, such as The Bank of New York Mellon, to issue Depositary Receipts. Depositary Receipts may also be purchased in the U.S. secondary trading market. Depositary Receipts may trade freely, just like any other security, either on an exchange, NASDAQ or in the over-the-counter market, and can be used to raise capital.

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets — such as a U.S. or foreign country stock market. Other indexes cover market segments such as small-capitalization stocks or long-term bonds, or particular industries. An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse. An index fund does not always perform exactly like its target index. Like all investment companies, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

The Funds are designed for investors seeking a relatively low cost approach to investing and may be suitable for long-term investment in the market or market segment represented in the relevant benchmark BNY Mellon ADR Index. Shares of each Fund may also be used as an asset allocation tool or as a speculative trading instrument. The Shares have been designed to be tradable in a secondary market on NASDAQ on an intraday basis in lots of any size and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. The Funds utilize a low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of their relevant benchmark BNY Mellon ADR Indexes.

The Shares provide investors with a security whose market value should approximate 1/15th the value of the relevant benchmark BNY Mellon ADR Index. Thus, for example, if the BNY Mellon ADR Index were at 750, investors might expect a Share to trade at approximately $50. Note, however, that the market price of a Share should also reflect its share of any current and undistributed dividends accumulated on the securities in such Fund's portfolio and may also be affected by supply and demand, market volatility, investor sentiment and other factors. Therefore, over time, the market value of a Share may not approximate 1/15th the value of its relevant benchmark BNY Mellon ADR Index.

This prospectus provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM; The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM; The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM and The BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM. Each Fund normally holds at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY Mellon ADR Index.

THE FUNDS, INDEXES AND TICKER SYMBOLS

BLDRS Asia 50 ADR Index Fund (Symbol: ADRA)

The BNY Mellon Asia 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2014 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $4 billion to over $172 billion.

BLDRS Developed Markets 100 ADR Index Fund (Symbol: ADRD)

The BNY Mellon Developed Markets 100 ADR Index includes 95 component American Depositary Receipts as of September 30, 2014 representing the securities issued by 95 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $165 million to over $254 billion.

BLDRS Emerging Markets 50 ADR Index Fund (Symbol: ADRE)

The BNY Mellon Emerging Markets 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2014 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $5 billion to over $75 billion.

BLDRS Europe Select ADR Index Fund (Symbol: ADRU)

The BNY Mellon Europe Select ADR Index includes 82 component American Depositary Receipts as of September 30, 2014 representing the securities issued by 82 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $165 million to over $254 billion.

RISKS OF INVESTING IN THE FUNDS

General Risks

Depositary Receipts. Each Fund holds the securities of non-U.S. and non-Canadian companies in the form of Depositary Receipts, New York shares and Global Shares. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. New York shares are typically issued by a company incorporated in the Netherlands and represent a direct interest in the company. Unlike traditional Depositary Receipts, New York share programs do not involve custody of the Dutch shares of the company. Global Depositary Receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs trade in foreign currencies that differ from the currency the underlying security for each ADR or GDR principally trades in. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. ADRs, GDRs, New York shares, and Global Shares are collectively referred to as "Depositary Receipts." Generally, ADRs, and New York shares in registered form, are designed for use in the U.S. securities markets. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world. Global Shares are represented by the same share certificate in both the U.S. and the home market. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar. Global Shares may also be eligible to list on exchanges in addition to the United States and home country. A

Fund may hold unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be volatile and considered speculative. Emerging markets include those countries defined as "emerging" or "developing" by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, currency restrictions, capital controls, and capital seizures, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities. From time to time, the U.S. or other countries may impose sanctions on various persons, issuers, or countries, which could negatively affect the value of a Fund's investments and make them illiquid.

Equity Risk. An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the securities held by a Fund ("Fund Securities") and thus in the value of Shares). Equity securities and therefore Depositary Receipts are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Currency Risk. The underlying securities of the Depositary Receipts in a Fund's portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. Consistent with its operation as an index fund, the Fund will not hedge its currency risk. As a result, the Fund's exposure to currency risk may be increased as compared to an actively managed fund.

Foreign Market Risk. Since the underlying securities of the Depositary Receipts in a Fund's portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Liquidity Risk. Although the Depositary Receipts in the relevant benchmark BNY Mellon ADR Indexes are listed on a national securities exchange or NASDAQ there can be no assurance that a market for Depositary Receipts will be made or maintained or that any such market will be or remain liquid. The price at which a Fund's securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Non-Diversification Risk. The Depositary Receipts of particular issuers, or of issuers in particular industries, may represent a large portion of a BNY Mellon ADR Index. If a Fund holds large positions in securities of a fewer number of issuers, a Fund is more susceptible to any single economic, political, market or regulatory event than an investment company that is more broadly diversified across issuers.

Indexing Risk. Each Fund is a unit investment trust registered under the 1940 Act and is not a managed fund. Traditional methods of investment management for a managed fund typically involve continuing evaluation and changes to a portfolio of securities on the basis of economic, financial and market analyses. The only purchases and sales that are made with respect to a Fund's portfolio will be those necessary to create a portfolio that is designed to correspond generally, before fees and expenses, to the relevant benchmark BNY Mellon ADR Index to the extent practicable. Because no attempt is made to "manage" a Fund in the traditional sense, the adverse financial condition of an issuer will not be the basis for the sale of its securities from a Fund's portfolio unless the issuer is removed from the relevant benchmark BNY Mellon ADR Index.

Changes to a Fund's relevant benchmark BNY Mellon ADR Index may cause the Trustee to make corresponding portfolio adjustments. Some or all of the BNY Mellon ADR Indexes may have relatively high component turnover ratios that will require the Trustee to buy Index Securities or sell Portfolio Securities for the relevant Fund in order to create a portfolio that is designed to correspond generally, before fees and expenses, to the Fund's relevant benchmark BNY Mellon ADR Index. If the composition of a BNY Mellon ADR Index changes frequently and thus the Trustee is required to buy Index Securities or sell Portfolio Securities frequently, there could be adverse tax consequences and other expenses to shareholders of such Fund. See "The Portfolios — Change to a BNY Mellon ADR Index" and "The Portfolios — Adjustments to Portfolios."

Substitution Risk. While the Licensor often chooses a replacement company for the BNY Mellon ADR Composite Index with some characteristics in common with a company or companies removed from the index, a replacement company may have little in common with the company it replaces.

Foreign Limitation Risk. A Participating Party's ability to acquire Deposit Securities may be limited if the creation of new Deposit Securities would cause any foreign ownership limits for the foreign securities underlying the Deposit Securities to be exceeded. If this were to happen, it is possible that a Participating Party's ability to create Shares may be adversely affected.

Correlation Risk. The Sponsor believes that over time the correlation between each Fund's performance and that of its relevant benchmark BNY Mellon ADR Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. A Fund's return may not match the return of its relevant benchmark BNY Mellon ADR Index as a result of Fund expenses and other factors. For example, a rebalancing of a Fund's holdings may at times be necessary to reflect changes in the composition of its relevant benchmark BNY Mellon ADR Index. Rebalancing will result in transaction and other costs and could result in the realization of capital gains or losses.

Investment Company Tax Diversification. Each Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended ("Code"), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code could limit the ability of a Fund to meet its investment objective.

Fluctuation of Net Asset Value and Market Value. The NAV of the Shares will fluctuate with changes in the market value of the securities held in each Fund's portfolio. The market prices of Shares will fluctuate in accordance with changes in NAV and supply and demand in the secondary market. The Sponsor cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical to, the same forces influencing the prices of the Depositary Receipts of the relevant benchmark BNY Mellon ADR Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units, the Sponsor believes that large discounts or premiums to the NAV of Shares should not be sustained.

Trading Halts. Trading in Shares on NASDAQ may be halted due to market conditions or for reasons that, in the view of NASDAQ, make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ "circuit breaker" rules.

De-Listing from NASDAQ. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of Shares of any Fund will continue to be met or remain unchanged. NASDAQ may but is not required to remove the Shares of a Fund from listing if: (1) the Fund has more than 60 days remaining until termination and there are fewer than 50 Beneficial Owners of the Shares for 30 or more consecutive trading days; (2) the value of the relevant benchmark BNY Mellon ADR Index or portfolio of securities on which such Fund is based is no longer calculated or available; or (3) such other event will occur or condition exists that, in the opinion of NASDAQ, makes further dealings on NASDAQ inadvisable. In addition, NASDAQ will remove the Shares from listing and trading upon termination of a Fund.

Termination of a Fund. The Sponsor may direct the Trustee to terminate and liquidate a Fund if at any time three years following the Initial Date of Deposit such value is less than $350,000,000 as adjusted for inflation. The Trustee may also terminate a Fund upon the agreement of the Beneficial Owners of 66 2/3% of the Fund's outstanding Shares. The Trustee will terminate and liquidate a Fund if one of the following events occurs: (1) DTC is unwilling or unable to continue to perform its functions and a comparable replacement is unavailable; (2) NSCC no longer provides clearance services with respect to the Fund's Shares, or the Trustee is no longer a participant in NSCC; (3) the Licensor ceases publishing the Fund's relevant benchmark BNY Mellon ADR Index; (4) the License Agreement is terminated; (5) the Fund's Shares are de-listed from NASDAQ; (6) the Sponsor resigns or is unable to perform its duties and the Trustee has not appointed a successor and has not itself agreed to act as sponsor; (7) the Trustee resigns or is removed and no successor trustee is appointed; or (8) on the Mandatory Termination Date.

Upon the termination of a Fund, the Trustee will, within a reasonable time after the termination of the Fund, sell the Fund's Securities and, after making provisions for the Fund's liabilities, distribute the proceeds to the Beneficial Owners. See "Termination of a Fund." In the event the process of terminating a Fund begins and until the date on which the Fund is terminated, the trading pattern of such Fund's Shares could be negatively effected.

Cybersecurity Risk. The Funds, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of a Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result. Similar types of cyber security risks are also present for issues or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause a Fund's investment in such companies to lose value.

Risk Factors Specific to Each Fund

Each Fund is subject to the additional risks associated with concentrating its investments in companies in the market sector that its relevant benchmark BNY Mellon ADR Index targets. Additional Fund specific risks include:

BLDRS Asia 50 ADR Index Fund

Special Risks of Countries in the Asia Pacific Region. Certain of the risks associated with international investments are heightened for investments in these countries. In the Asia Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. Many of the developing market Asia Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.

The governments of many developing market Asia Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia Pacific countries, which could affect private sector companies. In addition, certain developing Asia-Pacific countries are especially large debtors to commercial banks and foreign governments.

It is possible that developing market Asia Pacific issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies. Inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia Pacific companies. In addition, satisfactory custodial services for investment securities may not be available in some developing Asia Pacific countries, which may result in the Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

Some of the currencies of Asia Pacific countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between North and South Korea. In addition, the Japanese economy has only recently emerged from a prolonged economic downturn. Since 2000, Japan's economic growth rate has remained relatively low. Its economy is characterized by government intervention and protectionism, an unstable financial services sector and relatively high unemployment. Japan's economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan's markets overall and may negatively affect the Fund's investment. Japan's economy is also closely tied to its two largest trading partners, the U.S. and China. Market volatility in either nation may create volatility for Japan's markets as well. Additionally, as China has increased its role with Japan as a trading partner, political tension between the countries has become strained. Any increase or decrease in such tension may have consequences for investment in Japanese markets.

Political Instability. Many emerging markets are in countries with histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

BLDRS Developed Markets 100 ADR Index Fund

Movement of Developed Markets. As increased globalization of Developed Markets occurs, Developed Markets may tend to move in tandem with the U.S. market. This would cause values of Depositary Receipts of issuers located in Developed Markets to rise and fall in tandem with securities issued by U.S. companies, and would reduce their asset allocation/diversification benefits for U.S. investors.

Japanese Market Risk. Certain of the risks associated with international investments are heightened for investments in Japan. The Japanese economy and financial markets have experienced considerable difficulty since 1990, and the Japanese economy has only recently emerged from a prolonged economic downturn. Since 2000, Japan's economic growth rate has remained relatively low. Its economy is characterized by government intervention and protectionism, an unstable financial services sector and relatively high unemployment. Japan's economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan's markets overall and may negatively affect the Fund's investment. Japan's economy is also closely tied to its two largest trading partners, the U.S. and China. Market volatility in either nation may create volatility for Japan's markets as well. Additionally, as China has increased its role with Japan as a trading partner, political tension between the countries has become strained. Any increase or decrease in such tension may have consequences for investment in Japanese markets.

BLDRS Emerging Markets 50 ADR Index Fund

Political Instability. Many emerging markets are in countries with histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

BLDRS Europe Select ADR Index Fund

Movement of European Markets. As increased globalization of the world's markets occurs, European Markets may tend to move in tandem with the U.S. market. This would cause values of Depositary Receipts of issuers located in Europe to rise and fall in tandem with securities issued by U.S. companies, and would reduce their asset allocation/diversification benefits for U.S. investors.

BAR CHARTS AND TABLES

The bar chart on the next page entitled "Annual Total Return for the BLDRS Asia 50 ADR Index Fund" and the table on the next page entitled "Average Annual Total Returns (for periods ending December 31, 2014)" for the BLDRS Asia 50 ADR Index Fund ("Table") provide some indication of the risks of investing in the BLDRS Asia 50 ADR Index Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the performance of the BNY Mellon Asia 50 ADR Index, MSCI Pacific Index ND and MSCI AC Asia Pacific Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest historical applicable individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Asia 50 ADR Index Fund for each full calendar year for the last ten calendar years. During the period shown on the next page (January 1, 2005 through December 31, 2014), the highest quarterly return for the BLDRS Asia 50 ADR Index Fund was 22.78% for the quarter ended June 30, 2009, and the lowest was -21.38% for the quarter ended December 31, 2008.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.InvescoPowerShares.com.

Annual Total Return for the BLDRS Asia 50 ADR Index Fund

Average Annual Total Returns
(for periods ending December 31, 2014)

	Past One Year	Past Five Years	Past Ten Years
BLDRS Asia 50 ADR Index Fund Return Before Taxes(1)	-2.14%	4.54%	4.37%
Return After Taxes on Distributions(1)	-2.53%	4.12%	3.97%
Return After Taxes on Distributions and Redemption of Creation Units(1)	-0.63%	3.64%	3.57%
BNY Mellon Asia 50 ADR Index(2)	-2.44%	3.73%	3.72%
MSCI Pacific Index ND(2)(3)	-2.70%	5.66%	4.18%
MSCI AC Asia Pacific Index(2)	0.00%	5.37%	5.49%

(1)  Includes all applicable fees and expenses and is based on the Fund's NAV.

(2)  Does not reflect deduction for fees or expenses.

(3)  The Fund has elected to reflect the MSCI Pacific Index ND because it more closely reflects the performance of the types of securities in which the Fund invests.

BLDRS ASIA 50 ADR INDEX FUND
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION*

*  Past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart on the next page entitled "Annual Total Return for the BLDRS Developed Markets 100 ADR Index Fund" and the table on the next page entitled "Average Annual Total Returns (for periods ending December 31, 2014)" for the BLDRS Developed Markets 100 ADR Index Fund ("Table") provide some indication of the risks of investing in the BLDRS Developed Markets 100 ADR Index Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the performance of the BNY Mellon Developed Markets 100 ADR Index and the MSCI EAFE Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest applicable historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Developed Markets 100 ADR Index Fund for each full calendar year for the last ten calendar years. During the period shown on the next page (January 1, 2005 through December 31, 2014), the highest quarterly return for the BLDRS Developed Markets 100 ADR Index Fund was 24.55% for the quarter ended June 30, 2009, and the lowest was -21.40% for the quarter ended December 31, 2008.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.InvescoPowerShares.com.

Annual Total Return for the BLDRS Developed Markets 100 ADR Index Fund

Average Annual Total Returns
(for periods ending December 31, 2014)

	Past One Year	Past Five Years	Past Ten Years
BLDRS Developed Markets 100 ADR Index Fund Return Before Taxes(1)	-6.10%	4.72%	3.64%
Return After Taxes on Distributions(1)	-7.02%	4.03%	3.03%
Return After Taxes on Distributions and Redemption of Creation Units(1)	-2.32%	3.81%	3.06%
BNY Mellon Developed Markets 100 ADR Index(2)	-6.05%	4.63%	3.61%
MSCI EAFE Index(2)	-4.90%	5.33%	4.43%

(1)  Includes all applicable fees and expenses and is based on the Fund's NAV.

(2)  Does not reflect deduction for fees or expenses.

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION*

*  Past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart on the next page entitled "Annual Total Return for the BLDRS Emerging Markets 50 ADR Index Fund" and the table on the next page entitled "Average Annual Total Returns (for periods ending December 31, 2014)" for the BLDRS Emerging Markets 50 ADR Index Fund ("Table") provide some indication of the risks of investing in the BLDRS Emerging Markets 50 ADR Index Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the performance of the BNY Mellon Emerging Markets 50 ADR Index and the MSCI Emerging Markets Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest applicable historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Emerging Markets 50 ADR Index Fund for each full calendar year for the last ten calendar years. During the period shown on the next page (January 1, 2005 through December 31, 2014), the highest quarterly return for the BLDRS Emerging Markets 50 ADR Index Fund was 27.27% for the quarter ended June 30, 2009, and the lowest was -27.41% for the quarter ended December 31, 2008.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.InvescoPowerShares.com.

Annual Total Return For The BLDRS Emerging Markets 50 ADR Index Fund

Average Annual Total Returns
(for periods ending December 31, 2014)

	Past One Year	Past Five Years	Past Ten Years
BLDRS Emerging Markets 50 ADR Index Fund Return Before Taxes(1)	-2.23%	-1.79%	7.92%
Return After Taxes on Distributions(1)	-2.56%	-2.31%	7.47%
Return After Taxes on Distributions and Redemption of Creation Units(1)	-0.63%	-1.27%	6.59%
BNY Mellon Emerging Markets 50 ADR Index(2)	-1.94%	-1.57%	8.12%
MSCI Emerging Markets Index(2)	-2.19%	1.78%	8.43%

(1)  Includes all applicable fees and expenses and is based on the Fund's NAV.

(2)  Does not reflect deduction for fees or expenses.

BLDRS EMERGING MARKETS 50 ADR INDEX FUND
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION*

*  Past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart on the next page entitled "Annual Total Return for the BLDRS Europe Select ADR Index Fund" and the table on the next page entitled "Average Annual Total Returns (for periods ending December 31, 2014)" for the BLDRS Europe Select ADR Index Fund ("Table") provide some indication of the risks investing in the BLDRS Europe Select ADR Index Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to the performance of the BNY Mellon Europe Select ADR Index, MSCI Europe Index ND and MSCI AC Europe Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest applicable historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Europe Select ADR Index Fund for each full calendar year for the last ten calendar years. During the period shown on the next page (January 1, 2005 through December 31, 2014), the highest quarterly return for the BLDRS Europe Select ADR Index Fund was 25.79% for the quarter ended June 30, 2009, and the lowest was -21.32% for the quarter ended December 31, 2008.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.InvescoPowerShares.com.

Annual Total Return for the BLDRS Europe Select ADR Index Fund

Average Annual Total Returns
(for periods ending December 31, 2014)

	Past One Year	Past Five Years	Past Ten Years
BLDRS Europe Select ADR Index Fund Return Before Taxes(1)	-5.19%	4.90%	3.89%
Return After Taxes on Distributions(1)	-6.19%	4.20%	3.21%
Return After Taxes on Distributions and Redemption of Creation Units(1)	-1.76%	3.95%	3.29%
BNY Mellon Europe Select ADR Index(2)	-4.97%	5.18%	4.14%
MSCI Europe Index ND(2)(3)	-6.18%	5.28%	4.60%
MSCI AC Europe Index(2)	-7.22%	4.78%	4.39%

(1)  Includes all applicable fees and expenses and is based on the Fund's NAV.

(2)  Does not reflect deduction for fees or expenses.

(3)  The Fund has elected to reflect the MSCI Europe Index ND because it more closely reflects the performance of the types of securities in which the Fund invests.

BLDRS EUROPE SELECT ADR INDEX FUND
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION*

*  Past performance is not necessarily an indication of how the Fund will perform in the future.

FEES AND EXPENSES

The expenses of each Fund are accrued daily and reflected in the NAV of each Fund. See "Expenses of a Fund."

	BLDRS Asia 50 ADR Index Fund	BLDRS Developed Markets 100 ADR Index Fund	BLDRS Emerging Markets 50 ADR Index Fund	BLDRS Europe Select ADR Index Fund
I. SHAREHOLDER TRANSACTION EXPENSES(a)
A. CREATION TRANSACTION FEE
Through NSCC(b)	$500	$1,000	$500	$1,000
Outside NSCC(b)	Up to $2,000	Up to $4,000	Up to $2,000	Up to $4,000
B. REDEMPTION TRANSACTION FEE Through NSCC(c)	$500	$1,000	$500	$1,000
Outside NSCC(c)	Up to $2,000	Up to $4,000	Up to $2,000	Up to $4,000
II. ESTIMATED ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Trustee Fees(d)	.10%	.10%	.10%	.10%
License Fees(e)	.06%	.06%	.06%	.06%
Marketing Fees	.00%	.00%	.04%	.00%
Other Operating Expenses	.21%	.14%	.10%	.31%
Total	.37%	.30%	.30%	.47%
Less Expenses Waived by the Licensor(e)	-.06%	.00%	.00%	-.06%
Less Expenses Assumed by the Sponsor(e)	-.01%	.00%	.00%	-.11%
Net Expenses after Waivers and Assumptions	.30%	.30%	.30%	.30%

(a)  Only investors purchasing or redeeming Shares in Creation Units will pay the transaction expenses described in Part I of the Fees and Expenses Table. Shareholders purchasing Shares in the secondary market will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

(b)  The creation transaction fee is the same regardless of the number of Creation Units being purchased pursuant to any one creation order. One Creation Unit consists of 50,000 Shares.

(c)  The redemption transaction fee is the same regardless of the number of Creation Units being redeemed pursuant to any one redemption order. One Creation Unit consists of 50,000 Shares.

(d)  The Trustee's annual fee for each Fund ranges from 0.06% to 0.10% per year, based on average net assets of the relevant Fund. See "Fees and Expenses." For the fiscal year ended September 30, 2014, the Trustee's annual fee for each Fund, as a percentage of net assets of each Fund was 0.10%.

(e)  In the event a Fund's ordinary operating expenses exceed 0.30% of its average net assets, until the Sponsor determines otherwise, the Sponsor has undertaken to reimburse such Fund for all ordinary operating expenses in excess of such amount, taking into account any waiver by the Licensor of its license fee. To the extent during such period that ordinary operating expenses of a Fund exceed such 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses.

Example of Expenses:

An investor would pay the following expenses on a $10,000 investment, assuming the estimated operating expense ratio of 0.30% set forth in "Fees and Expenses" section above for the fiscal year ended September 30, 2015 and for subsequent fiscal years, and a 5% annual return on investment throughout the periods for each Fund.

Cumulative Expenses Paid for Period of:

	1 Year	3 Years	5 Years	10 Years
BLDRS Asia 50 ADR Index Fund(1)	$31	$97	$169	$381
BLDRS Developed Markets 100 ADR Index Fund(2)	$31	$97	$169	$381
BLDRS Emerging Markets 50 ADR Index Fund(2)	$31	$97	$169	$381
BLDRS Europe Select ADR Index Fund(1)	$31	$97	$169	$381

The example above assumes the reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission ("SEC") regulations applicable to mutual funds. Although each Fund is a unit investment trust rather than a mutual fund, this information is represented to permit a comparison of fees. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of this example. Investors should also note that the presentation of a $10,000 investment is for illustration purposes only. Pursuant to an exemptive order obtained from the SEC, each Fund may reimburse the Sponsor for certain expenses relating to the printing and distribution of marketing materials describing its Shares and the relevant Fund, annual licensing fees and federal and state annual registration fees for the issuance of Shares up to 0.30% of the relevant Fund's total assets.

An investor would pay the following expenses on a $10,000 investment, assuming the estimated operating expense ratio of 0.30% set forth in "Fees and Expenses" section above for the fiscal year ended September 30, 2014, and for subsequent fiscal years, the absence of the Sponsor's and Licensor's undertaking that each Fund's ordinary operating expenses will not exceed 0.30% of the NAV of such Fund and an operating expense ratio of 0.37% and 0.47% of the NAV of the BLDRS Asia 50 ADR Index Fund and BLDRS Europe Select ADR Index Fund, and a 5% annual return on investment throughout the periods for each Fund.

Cumulative Expenses Paid for Period of:

	1 Year	3 Years	5 Years	10 Years
BLDRS Asia 50 ADR Index Fund	$38	$119	$209	$468
BLDRS Europe Select ADR Index Fund	$48	$151	$263	$591

The example above assumes the reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by SEC regulations applicable to mutual funds. Although each Fund is a unit investment trust rather than a mutual fund, this information is represented to permit a comparison of fees. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of this example. Investors should also note that the presentation of a $10,000 investment is for illustration purposes only. Pursuant to an exemptive order obtained from the SEC, each Fund may reimburse the Sponsor for certain expenses relating to the printing and distribution of marketing materials describing its Shares and the relevant Fund, annual licensing fees and federal and state annual registration fees for the issuance of Shares up to 0.30% of the relevant Fund's total assets.

See "Expenses of a Fund" in this Prospectus for additional information regarding expenses.

1 An investor would pay the following expenses on a $10,000 investment, assuming the estimated operating expense ratio of 0.30% set forth in "Fees and Expenses" section above for the fiscal year ended September 30, 2014, and for subsequent fiscal years, the presence of the Sponsor's undertaking that BLDRS Asia 50 ADR Index Fund's, BLDRS Developed Markets 100 ADR Index Fund's and BLDRS Europe Select ADR Index Fund's ordinary operating expenses will not exceed 0.30% of the net asset value of such Fund, and a 5% annual return on investment throughout the periods for each Fund.

2 For the BLDRs Developed Markets 100 ADR Index Fund and BLDRS Emerging Markets 50 ADR Index Fund, the actual expense ratios used in this example were the actual expense ratios for the year ending September 30, 2014.

THE BLDRS INDEX FUNDS TRUST

The BLDRS Index Funds Trust consists of four separate Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM; The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM; The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM; and The BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM. Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek returns that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index.

BLDRS Asia 50 ADR Index Fund

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM. The BNY Mellon Asia 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2014 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $4 billion to over $172 billion.

BLDRS Developed Markets 100 ADR Index Fund

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM. The BNY Mellon Developed Markets 100 ADR Index includes 95 component American Depositary Receipts as of September 30, 2014 representing the securities issued by 95 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $165 million to over $254 billion.

BLDRS Emerging Markets 50 ADR Index Fund

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM. The BNY Mellon Emerging Markets 50 ADR Index includes 50 component American Depositary Receipts as of September 30, 2014 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $5 billion to over $75 billion.

BLDRS Europe Select ADR Index Fund

The BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM. The BNY Mellon Europe Select ADR Index includes 82 component American Depositary Receipts as of September 30, 2014 representing the securities issued by 82 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $165 million to over $254 billion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Sponsor, Trustee and Unitholders of the BLDRS Index Funds TrustSM

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund , BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe Select ADR Index Fund (each an individual Fund of The BLDRS Index Funds Trust, hereafter referred to as the "Funds" ) at September 30, 2014, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2014 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion. The statements of operations and of changes in net assets and the financial highlights of the Funds for the years ended September 30, 2013 and prior were audited by other auditors whose report dated January 16, 2014 expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP
Chicago, IL
December 23, 2014

BLDRS Asia 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments
September 30, 2014

American Depositary Receipts	Shares	Value
Toyota Motor Corp.	28,059	$3,297,774
BHP Billiton Ltd.	30,724	1,809,029
Westpac Banking Corp.	58,953	1,657,169
Mitsubishi UFJ Financial Group, Inc.	271,101	1,520,877
Honda Motor Co., Ltd.	34,684	1,188,967
China Mobile Ltd.	20,132	1,182,755
Baidu, Inc.*	5,368	1,171,459
Taiwan Semiconductor Manufacturing Co., Ltd.	53,750	1,084,675
Sumitomo Mitsui Financial Group, Inc.	110,797	908,535
Mizuho Financial Group, Inc.	234,730	837,986
Canon, Inc.	22,082	719,652
Infosys Technologies Ltd.	9,552	577,800
CNOOC Ltd.	3,156	544,536
PetroChina Co., Ltd.	4,162	534,859
Dr Reddy's Laboratories Ltd.	9,595	504,217
POSCO	6,330	480,447
NTT DoCoMo, Inc.	27,628	462,493
Nippon Telegraph & Telephone Corp.	14,817	460,957
China Petroleum & Chemical Corp.	5,072	443,090
Nomura Holdings, Inc.	74,893	442,618
Shinhan Financial Group Co., Ltd.	9,479	430,915
China Life Insurance Co., Ltd.	9,858	411,079
Huaneng Power International, Inc.	9,179	400,755
Sony Corp.	20,549	370,704
HDFC Bank Ltd.	7,818	364,162
Nidec Corp.	20,656	349,500
Kyocera Corp.	7,051	329,211
KB Financial Group, Inc.	7,821	283,277
ICICI Bank Ltd.	5,719	280,803
Korea Electric Power Corp.	10,898	244,551
PT Telekomunikasi Indonesia Persero Tbk	5,057	243,242
Chunghwa Telecom Co., Ltd.	7,703	230,859
SK Telecom Co., Ltd.	7,459	226,306
Tata Motors Ltd.	4,136	180,785
China Telecom Corp. Ltd.	2,939	180,543
Ctrip.com International Ltd.*	2,878	163,355
Advanced Semiconductor Engineering, Inc.	27,196	160,728
Wipro Ltd.	13,023	158,360
LG Display Co., Ltd.*	9,476	149,247
China Unicom Hong Kong Ltd.	9,644	144,949

BLDRS Asia 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

American Depositary Receipts	Shares	Value
NetEase, Inc.	1,623	$139,026
Qihoo 360 Technology Co., Ltd.*	1,866	125,899
Vipshop Holdings Ltd.*	600	113,406
Sesa Sterlite Ltd.	6,436	111,085
Philippine Long Distance Telephone Co.	1,574	108,575
Melco Crown Entertainment Ltd.	4,058	106,685
United Microelectronics Corp.	51,642	102,768
Siliconware Precision Industries Co.	14,400	98,208
KT Corp.	5,710	92,559
AU Optronics Corp.	20,638	85,854
Total Investments (Cost $31,016,378)		$26,217,291

*  Non-income producing security for the year ended September 30, 2014.

BLDRS Asia 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

The securities of the BLDRS Asia 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$6,283,724	23.97%
Automobiles & Parts	4,486,741	17.11%
Technology Hardware & Equipment	2,401,132	9.16%
Software & Computer Services	2,172,544	8.29%
Mobile Telecommunications	2,125,078	8.11%
Mining	1,809,029	6.90%
Oil & Gas Producers	1,522,485	5.81%
Fixed Line Telecommunications	1,208,160	4.61%
Electronic & Electrical Equipment	678,711	2.59%
Electricity	645,306	2.46%
Industrial Metals & Mining	591,532	2.25%
Pharmaceuticals & Biotechnology	504,217	1.92%
Financial Services	442,618	1.69%
Life Insurance	411,079	1.57%
Leisure Goods	370,704	1.41%
Travel & Leisure	270,040	1.03%
Industrial Engineering	180,785	0.69%
General Retailers	113,406	0.43%
Total	$26,217,291	100.00%

BLDRS Asia 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of September 30, 2014, all of the securities in the Fund were valued based on Level 1 inputs (See Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Developed Markets 100 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments
September 30, 2014

American Depositary Receipts	Shares	Value
Novartis AG	35,386	$3,330,884
HSBC Holdings PLC	49,872	2,537,487
Toyota Motor Corp.	19,162	2,252,110
Total SA	30,937	1,993,890
Royal Dutch Shell PLC, Class A	25,699	1,956,465
Sanofi	32,137	1,813,491
BP PLC	40,766	1,791,666
Banco Santander SA	156,757	1,489,191
GlaxoSmithKline PLC	31,835	1,463,455
British American Tobacco PLC	12,189	1,378,332
Royal Dutch Shell PLC, Class B	16,041	1,269,164
BHP Billiton Ltd.	20,982	1,235,420
Novo Nordisk A/S	25,643	1,221,120
Anheuser-Busch InBev NV	10,674	1,183,213
AstraZeneca PLC	16,325	1,166,258
Westpac Banking Corp.	40,260	1,131,709
Vodafone Group PLC	32,267	1,061,262
Mitsubishi UFJ Financial Group, Inc.	185,140	1,038,635
Diageo PLC	8,193	945,472
Banco Bilbao Vizcaya Argentaria SA	74,852	898,224
SAP AG	12,342	890,599
Unilever NV	22,422	889,705
Lloyds Banking Group PLC*	170,230	857,959
ENI SpA	17,583	830,797
UBS AG*	47,086	817,884
Telefonica SA	52,964	814,057
Honda Motor Co., Ltd.	23,686	811,956
Rio Tinto PLC	16,215	797,454
BHP Billiton PLC	13,809	766,814
Sumitomo Mitsui Financial Group, Inc.	92,453	758,115
Prudential PLC	16,643	740,780
Barclays PLC	49,927	739,419
National Grid PLC	10,080	724,550
ING Groep NV*	50,498	716,567
Shire PLC	2,605	674,825
Teva Pharmaceutical Industries Ltd.	12,333	662,899
Unilever PLC	15,776	661,014
BT Group PLC	10,659	655,315
Deutsche Bank AG	18,036	628,735
ABB Ltd.	27,944	626,225

BLDRS Developed Markets 100 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

American Depositary Receipts	Shares	Value
ASML Holding NV, Class G	5,963	$589,264
Mizuho Financial Group, Inc.	158,048	564,231
Credit Suisse Group AG	18,554	512,833
Telefonaktiebolaget LM Ericsson	39,795	501,019
Canon, Inc.	14,825	483,147
Orange SA	30,131	444,131
Nokia OYJ	48,969	414,278
Koninklijke Philips NV, Class Y	12,509	396,660
Syngenta AG	6,185	391,943
Statoil ASA	13,760	373,722
WPP PLC	3,490	350,536
NTT DoCoMo, Inc.	18,265	305,756
Nippon Telegraph & Telephone Corp.	9,810	305,189
Aviva PLC	17,908	303,362
Nomura Holdings, Inc.	49,985	295,411
ARM Holdings PLC	6,144	268,431
Sony Corp.	13,581	245,001
Reed Elsevier PLC	3,727	240,131
Nidec Corp.	13,052	220,840
CRH PLC	9,588	218,702
Kyocera Corp.	4,642	216,736
Reed Elsevier NV	4,732	213,839
Pearson PLC	10,574	211,691
Smith & Nephew PLC	2,402	202,224
Fresenius Medical Care AG & Co., KGaA	5,416	187,935
ArcelorMittal	13,284	181,858
Aegon NV, Class G	18,801	154,544
Telecom Italia SpA*	12,773	146,123
Bank of Ireland*	8,992	142,343
Tenaris SA	3,088	140,658
Intercontinental Hotels Group PLC	3,252	125,722
Alcatel-Lucent	36,798	111,498
Carnival PLC	2,788	111,381
Veolia Environnement	6,250	109,687
Ryanair Holdings PLC*	1,777	100,276
Royal Bank of Scotland Group PLC*	8,259	98,530
Luxottica Group SpA	1,796	93,536
Delhaize Group SA	5,329	92,138
Randgold Resources Ltd.	1,202	81,243
STMicroelectronics NV, Class Y	8,570	65,903

BLDRS Developed Markets 100 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

American Depositary Receipts	Shares	Value
Melco Crown Entertainment Ltd.	2,391	$62,859
National Bank of Greece SA*	19,866	59,797
Grifols SA	1,698	59,651
Marine Harvest ASA	3,971	55,832
NICE Systems Ltd.	782	31,898
CSR PLC	542	26,471
Logitech International SA*	1,833	23,499
Aixtron SE*	1,367	20,683
GW Pharmaceuticals PLC*	220	17,787
Portugal Telecom SGPS SA	8,206	17,151
Criteo SA*	333	11,205
Flamel Technologies SA*	505	7,227
Trinity Biotech PLC	299	5,463
China Mobile Games & Entertainment Group Ltd.*	137	2,884
Amarin Corp. PLC*	1,981	2,159
Total Investments (Cost $66,288,243)		$56,840,135

*  Non-income producing security for the year ended September 30, 2014.

BLDRS Developed Markets 100 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

The securities of the BLDRS Developed Markets 100 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$12,991,660	22.86%
Pharmaceuticals & Biotechnology	10,419,756	18.33%
Oil & Gas Producers	8,215,704	14.45%
Automobiles & Parts	3,064,066	5.39%
Mining	2,880,931	5.07%
Technology Hardware & Equipment	2,536,091	4.46%
Fixed Line Telecommunications	2,381,966	4.19%
Beverages	2,128,685	3.75%
Personal Goods	1,644,255	2.89%
Tobacco	1,378,332	2.42%
Mobile Telecommunications	1,367,018	2.40%
Life Insurance	1,198,686	2.11%
Media	1,016,197	1.79%
Software & Computer Services	904,688	1.59%
Gas, Water & Multiutilities	834,237	1.47%
Industrial Engineering	626,225	1.10%
Electronic & Electrical Equipment	437,575	0.77%
Travel & Leisure	400,238	0.71%
General Industrials	396,660	0.70%
Health Care Equipment & Services	395,622	0.70%
Chemicals	391,943	0.69%
Industrial Metals & Mining	322,516	0.57%
Financial Services	295,411	0.52%
Leisure Goods	245,001	0.43%
Construction & Materials	218,702	0.38%
Food & Drug Retailers	92,138	0.16%
Food Producers	55,832	0.10%
Total	$56,840,135	100.00%

BLDRS Developed Markets 100 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of September 30, 2014, all of the securities in the Fund were valued based on Level 1 inputs (See Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Emerging Markets 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments
September 30, 2014

American Depositary Receipts	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	869,562	$17,547,761
China Mobile Ltd.	252,832	14,853,880
Baidu, Inc.*	63,637	13,887,503
America Movil SAB de CV	432,041	10,887,433
Itau Unibanco Holding SA	643,076	8,925,895
Petroleo Brasileiro SP, Class A	476,286	7,091,899
Banco Bradesco SA	490,003	6,982,543
Ambev SA	1,060,166	6,944,087
Infosys Technologies Ltd.	112,276	6,791,575
CNOOC Ltd.	37,437	6,459,380
Sasol Ltd.	116,516	6,348,957
PetroChina Co., Ltd.	49,146	6,315,753
POSCO	74,736	5,672,462
China Petroleum & Chemical Corp.	59,428	5,191,630
Shinhan Financial Group Co., Ltd.	110,456	5,021,330
Petroleo Brasileiro SA	346,717	4,919,914
China Life Insurance Co., Ltd.	115,553	4,818,560
Vale SA, Class A Preferred	472,181	4,584,878
HDFC Bank Ltd.	90,740	4,226,669
Vale SA, Class A	344,716	3,795,323
Cemex SAB de CV*	282,784	3,687,503
BRF SA	154,452	3,674,413
Grupo Televisa SAB	100,723	3,412,495
KB Financial Group, Inc.	89,994	3,259,583
ICICI Bank Ltd.	65,534	3,217,719
Fomento Economico Mexicano SAB de CV	30,708	2,826,671
PT Telekomunikasi Indonesia Persero Tbk	57,525	2,766,953
Korea Electric Power Corp.	119,626	2,684,407
Chunghwa Telecom Co., Ltd.	88,540	2,653,544
SK Telecom Co., Ltd.	82,945	2,516,551
Ultrapar Participacoes SA	101,091	2,135,042
China Telecom Corp. Ltd.	32,326	1,985,786
Tata Motors Ltd.	43,793	1,914,192
Ecopetrol SA	57,464	1,796,899
Mobile Telesystems OJSC	117,927	1,761,829
Ctrip.com International Ltd.*	30,147	1,711,144
Advanced Semiconductor Engineering, Inc.	289,060	1,708,345
Cia Brasileira de Distribuicao Grupo Pao de Acucar	38,490	1,678,549
Wipro Ltd.	136,774	1,663,172
Ypf SA	44,892	1,660,555

BLDRS Emerging Markets 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

American Depositary Receipts	Shares	Value
LG Display Co., Ltd.*	103,350	$1,627,763
China Unicom Hong Kong Ltd.	104,394	1,569,042
Bancolombia SA	26,329	1,493,381
Embraer SA	37,514	1,471,299
NetEase, Inc.	17,083	1,463,330
Enersis SA	89,195	1,407,497
Qihoo 360 Technology Co., Ltd.*	18,745	1,264,725
Telefonica Brasil SA	60,656	1,193,710
Philippine Long Distance Telephone Co.	16,983	1,171,487
AngloGold Ashanti Ltd.*	93,656	1,123,872
Total Investments (Cost $257,294,344)		$213,768,890

*  Non-income producing security for the year ended September 30, 2014.

BLDRS Emerging Markets 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

The securities of the BLDRS Emerging Markets 50 ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Oil & Gas Producers	$39,784,987	18.61%
Banks	33,127,120	15.50%
Mobile Telecommunications	32,760,222	15.32%
Software & Computer Services	25,070,305	11.73%
Technology Hardware & Equipment	20,883,869	9.77%
Beverages	9,770,758	4.57%
Mining	9,504,073	4.45%
Fixed Line Telecommunications	8,599,993	4.02%
Industrial Metals & Mining	5,672,462	2.65%
Life Insurance	4,818,560	2.25%
Electricity	4,091,904	1.91%
Construction & Materials	3,687,503	1.72%
Food Producers	3,674,413	1.72%
Media	3,412,495	1.60%
Gas, Water & Multiutilities	2,135,042	1.00%
Industrial Engineering	1,914,192	0.90%
Travel & Leisure	1,711,144	0.80%
Food & Drug Retailers	1,678,549	0.79%
Aerospace & Defense	1,471,299	0.69%
Total	$213,768,890	100.00%

BLDRS Emerging Markets 50 ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of September 30, 2014, all of the securities in the Fund were valued based on Level 1 inputs (See Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS Europe Select ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments
September 30, 2014

American Depositary Receipts	Shares	Value
Novartis AG	14,625	$1,376,651
HSBC Holdings PLC	20,612	1,048,739
Total SA	12,786	824,058
Royal Dutch Shell PLC, Class A	10,622	808,653
Sanofi	13,282	749,503
BP PLC	16,848	740,470
Banco Santander SA	64,788	615,486
GlaxoSmithKline PLC	13,157	604,827
British American Tobacco PLC	5,038	569,697
Royal Dutch Shell PLC, Class B	6,630	524,566
Novo Nordisk A/S	10,598	504,677
Anheuser-Busch InBev NV	4,412	489,070
AstraZeneca PLC	6,748	482,077
Vodafone Group PLC	13,335	438,588
Diageo PLC	3,387	390,860
Banco Bilbao Vizcaya Argentaria SA	30,936	371,232
SAP AG	5,101	368,088
Unilever NV	9,267	367,715
Lloyds Banking Group PLC*	70,356	354,594
ENI SpA	7,267	343,366
UBS AG*	19,461	338,038
Telefonica SA	21,890	336,449
Rio Tinto PLC	6,702	329,604
BHP Billiton PLC	5,708	316,965
Prudential PLC	6,879	306,184
Barclays PLC	20,635	305,604
National Grid PLC	4,166	299,452
ING Groep NV*	20,871	296,160
Shire PLC	1,076	278,738
Teva Pharmaceutical Industries Ltd.	5,098	274,018
Unilever PLC	6,520	273,188
BT Group PLC	4,405	270,819
Deutsche Bank AG	7,454	259,846
ABB Ltd.	11,549	258,813
ASML Holding NV, Class G	2,464	243,492
Credit Suisse Group AG	7,668	211,944
Telefonaktiebolaget LM Ericsson	16,447	207,068
Orange SA	12,453	183,557
Nokia OYJ	20,239	171,222
Koninklijke Philips NV, Class Y	5,170	163,941

BLDRS Europe Select ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

American Depositary Receipts	Shares	Value
Syngenta AG	2,557	$162,037
Statoil ASA	5,687	154,459
WPP PLC	1,442	144,834
Aviva PLC	7,402	125,390
ARM Holdings PLC	2,540	110,973
Reed Elsevier PLC	1,540	99,222
CRH PLC	3,963	90,396
Reed Elsevier NV	1,955	88,346
Pearson PLC	4,370	87,487
Smith & Nephew PLC	993	83,601
Fresenius Medical Care AG & Co., KGaA	2,239	77,693
ArcelorMittal	5,490	75,158
Aegon NV, Class G	7,771	63,878
Telecom Italia SpA*	5,279	60,392
Bank of Ireland*	3,716	58,824
Tenaris SA	1,276	58,122
InterContinental Hotels Group PLC	1,344	51,959
Alcatel-Lucent	15,208	46,080
Carnival PLC	1,152	46,022
Veolia Environnement	2,583	45,332
Ryanair Holdings PLC*	730	41,194
Mobile Telesystems OJSC	2,736	40,876
Royal Bank of Scotland Group PLC*	3,413	40,717
Luxottica Group SpA	742	38,643
Delhaize Group SA	2,203	38,090
Randgold Resources Ltd.	497	33,592
STMicroelectronics NV, Class Y	3,542	27,238
National Bank of Greece SA*	8,210	24,712
Grifols SA	702	24,661
Marine Harvest ASA	1,642	23,087
NICE Systems Ltd.	323	13,175
CSR PLC	224	10,940
Logitech International SA*	757	9,705
Aixtron SE*	565	8,548
VimpelCom Ltd.	1,044	7,538
GW Pharmaceuticals PLC*	91	7,357
Portugal Telecom SGPS SA	3,392	7,089
Qiwi PLC	167	5,276
Criteo SA*	138	4,644
Flamel Technologies SA*	208	2,977

BLDRS Europe Select ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

American Depositary Receipts	Shares	Value
Trinity Biotech PLC	124	$2,265
Amarin Corp. PLC*	819	893
Total Investments (Cost $21,503,068)		$19,441,441

*  Non-income producing security for the year ended September 30, 2014.

BLDRS Europe Select ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

The securities of the BLDRS Europe Select ADR Index Fund (the "Fund") investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Pharmaceuticals & Biotechnology	$4,306,379	22.16%
Banks	3,925,896	20.19%
Oil & Gas Producers	3,395,572	17.47%
Beverages	879,930	4.53%
Fixed Line Telecommunications	858,306	4.41%
Technology Hardware & Equipment	848,441	4.37%
Mining	680,161	3.50%
Personal Goods	679,546	3.50%
Tobacco	569,697	2.93%
Life Insurance	495,452	2.54%
Mobile Telecommunications	487,002	2.51%
Media	419,889	2.15%
Software & Computer Services	372,732	1.91%
Gas, Water & Multiutilities	344,784	1.77%
Industrial Engineering	258,813	1.33%
General Industrials	163,941	0.84%
Health Care Equipment & Services	163,559	0.84%
Chemicals	162,037	0.83%
Travel & Leisure	139,175	0.72%
Industrial Metals & Mining	133,280	0.69%
Construction & Materials	90,396	0.46%
Food & Drug Retailers	38,090	0.20%
Food Producers	23,087	0.12%
Financial Services	5,276	0.03%
Total	$19,441,441	100.00%

BLDRS Europe Select ADR Index Fund
of the
BLDRS Index Fund Trust

Schedule of Investments — (Continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of September 30, 2014, all of the securities in the Fund were valued based on Level 1 inputs (See Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS INDEX FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2014

	BLDRS Asia 50 ADR Index Fund	BLDRS Developed Markets 100 ADR Index Fund
Assets:
Investments in securites, at value (cost $31,016,378 and $66,288,243, respectively)	$26,217,291	$56,840,135
Cash	264,581	258,801
Dividend receivable	51,258	244,238
Receivable from Sponsor	28,323	13,381
Total assets	$26,561,453	$57,356,555
Liabilities:
Distribution payable	$295,803	$387,734
Professional fees	34,684	37,684
Payable to Licensor	16,945	33,238
Payable to Trustee	2,345	5,649
Payable for investments purchased	—	2,124
Accrued expenses	2,943	1,276
Total liabilities	352,720	467,705
Net Assets	$26,208,733	$56,888,850
Net assets presented by:
Paid-in capital	$41,530,005	$82,945,906
Undistributed (distributions in excess of) net investment income	(3,609)	50,181
Accumulated net realized gain (loss) on investments transactions	(10,518,576)	(16,659,129)
Net unrealized appreciation (depreciation) on investments	(4,799,087)	(9,448,108)
Net Assets	$26,208,733	$56,888,850
Shares outstanding (unlimited shares authorized, $0.001 par value)	900,000	2,350,000
Net asset value per share:	$29.12	$24.21

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS INDEX FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2014

	BLDRS Emerging Markets 50 ADR Index Fund	BLDRS Europe Select ADR Index Fund
Assets:
Investments in securites, at value (cost $257,294,344 and $21,503,068, respectively)	$213,768,890	$19,441,441
Cash	1,193,346	63,049
Receivable for Shares sold	3,935,521	—
Dividend receivable	584,226	87,181
Receivable from Sponsor	—	36,210
Total assets	$219,481,983	$19,627,881

Liabilities:

Payable for investments purchased	$3,937,385	$2,571
Distribution payable	1,576,217	112,117
Payable to Licensor	132,768	10,846
Payable to Sponsor	40,283	—
Professional fees	73,677	33,583
Payable to Trustee	19,987	1,551
Accrued expenses	43,491	794
Total liabilities	5,823,808	161,462
Net Assets	$213,658,175	$19,466,419

Net assets presented by:

Paid-in capital	$348,826,704	$26,676,059
Undistributed (distributions in excess of) net investment income	(80,679)	23,884
Accumulated net realized gain (loss) on investments transactions	(91,562,396)	(5,171,897)
Net unrealized appreciation (depreciation) on investments	(43,525,454)	(2,061,627)
Net Assets	$213,658,175	$19,466,419
Shares outstanding (unlimited shares authorized, $0.001 par value)	5,450,000	800,000
Net asset value per share:	$39.20	$24.33

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS ASIA 50 ADR INDEX FUND
BLDRS INDEX FUNDS TRUST

STATEMENTS OF OPERATIONS

	Year Ended September 30,
	2014	2013	2012
Investment Income
Dividend income*	$730,527	$735,904	$861,794
Expenses:
Trustee fees	28,242	28,322	30,081
Licensing fees	16,945	16,994	18,047
Professional fees	34,684	46,195	51,532
Officer fees	10,052	—	—
Intraday Valuation fee	10,001	—	—
Other fees and expenses	5,564	22,027	24,884
Total expenses	105,488	113,538	124,544
Less expenses waived by the Licensor	(16,945)	(16,994)	(13,146)
Less expenses assumed by the Sponsor	(3,817)	(11,544)	(21,164)
Net expenses	84,726	85,000	90,234
Net Investment Income	645,801	650,904	771,560
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(240,941)	(594,306)	(584,706)
Net realized gain (loss) in-kind redemptions	578,339	86,629	(623,851)
Net change in unrealized appreciation (depreciation) on investments	(724,364)	5,678,743	3,353,881
Net realized and unrealized gain (loss) on investments	(386,966)	5,171,066	2,145,324
Net increase in net assets resulting from operations	$258,835	$5,821,970	$2,916,884

*  Net of foreign taxes withheld $57,116, $62,290 and $76,086 for the years ended September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
BLDRS INDEX FUNDS TRUST

STATEMENTS OF OPERATIONS

	Year Ended September 30,
	2014	2013	2012
Investment Income
Dividend income*	$2,921,100	$1,631,259	$2,051,511
Expenses:
Trustee fees	55,397	47,669	53,881
Licensing fees	33,238	28,600	31,841
Professional fees	37,684	50,061	65,165
Officer fees	18,842	—	—
Intraday Valuation fee	10,001	—	—
Other fees and expenses	11,028	33,062	34,016
Total expenses	166,190	159,392	184,903
Less expenses waived by the Licensor	—	(16,348)	(25,698)
Net expenses	166,190	143,044	159,205
Net Investment Income	2,754,910	1,488,215	1,892,306
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(1,030,331)	(873,973)	(901,233)
Net realized gain (loss) on in-kind redemptions	—	(996,812)	(1,976,458)
Net change in unrealized appreciation on investments	1,980,936	10,211,872	9,466,334
Net realized and unrealized gain on investments	950,605	8,341,087	6,588,643
Net increase in net assets resulting from operations	$3,705,515	$9,829,302	$8,480,949

*  Net of foreign taxes withheld $126,260, $122,237 and $196,564 for the years ended September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS EMERGING MARKETS 50 ADR INDEX FUND
BLDRS INDEX FUNDS TRUST

STATEMENTS OF OPERATIONS

	Year Ended September 30,
	2014	2013	2012
Investment Income
Dividend income*	$5,536,844	$7,413,594	$10,969,184
Expenses:
Trustee fees	221,279	285,228	403,453
Marketing expenses	93,015	78,402	146,072
Licensing fees	132,768	171,121	242,031
Professional fees	73,677	154,678	244,835
Officer fees	82,731	—	—
Reports to shareholders fee	34,844	—	—
Other fees and expenses	25,524	166,521	173,771
Total expenses	663,838	855,950	1,210,162
Net Investment Income	4,873,006	6,557,644	9,759,022
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(9,814,980)	(14,543,891)	(11,015,444)
Net realized gain (loss) on in-kind redemptions	(4,740,096)	(9,934,537)	(5,294,565)
Net change in unrealized appreciation on investments	26,063,733	7,745,296	52,417,163
Net realized and unrealized gain (loss) on investments	11,508,657	(16,733,132)	36,107,154
Net increase (decrease) in net assets resulting from operations	$16,381,663	$(10,175,488)	$45,866,176

*  Net of foreign taxes withheld $457,684, $636,139 and $796,865 for the years ended September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS EUROPE SELECT ADR INDEX FUND
BLDRS INDEX FUNDS TRUST

STATEMENTS OF OPERATIONS

	Year Ended September 30,
	2014	2013	2012
Investment Income
Dividend income*	$1,048,889	$504,291	$586,351
Expenses:
Trustee fees	18,077	14,198	14,707
Licensing fees	10,846	8,519	8,824
Professional fees	33,583	39,283	44,271
Officer fees	6,476	—	—
Intraday Valuation fee	10,001	—	—
Other fees and expenses	6,712	19,725	19,017
Total expenses	85,695	81,725	86,819
Less expenses waived by the Licensor	(10,846)	(8,519)	(8,824)
Less expenses assumed by the Sponsor	(20,618)	(30,596)	(33,876)
Net expenses	54,231	42,610	44,119
Net Investment Income	994,658	461,681	542,232
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(427,199)	(262,850)	(346,926)
Net realized gain (loss) in-kind redemptions	—	59,534	(358,773)
Net change in unrealized appreciation on investments	1,077,101	2,370,161	2,922,944
Net realized and unrealized gain on investments	649,902	2,166,845	2,217,245
Net increase in net assets resulting from operations	$1,644,560	$2,628,526	$2,759,477

*  Net of foreign taxes withheld $45,409, $41,901 and $61,003 for the years ended September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS ASIA 50 ADR INDEX FUND
BLDRS INDEX FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2014	2013	2012
Increase (decrease) in net assets:
Operations:
Net investment income	$645,801	$650,904	$771,560
Net realized gain (loss) on investment transactions	337,398	(507,677)	(1,208,557)
Net change in unrealized appreciation (depreciation) of investments	(724,364)	5,678,743	3,353,881
Net increase in net assets resulting from operations	258,835	5,821,970	2,916,884
Distributions to Unitholders from:
Net investment income	(646,838)	(388,210)	(679,357)
Return of Capital	—	—	(95,294)
Total Distributions	(646,838)	(388,210)	(774,651)
Unitholder transactions:
Proceeds from subscriptions of shares	5,874,874	—	—
Less redemptions of shares	(8,338,742)	(2,717,608)	(7,158,745)
Increase (decrease) in net assets due to unitholder transactions	(2,463,868)	(2,717,608)	(7,158,745)
Total increase (decrease) in Net Assets	(2,851,871)	2,716,152	(5,016,512)
Net Assets
Beginning of year	29,060,604	26,344,452	31,360,964
End of year(a)	$26,208,733	$29,060,604	$26,344,452

(a)   Includes distributions in excess of net investment income of $(3,609), $(4,595) and $(267,289) at September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
BLDRS INDEX FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2014	2013	2012
Increase (decrease) in net assets:
Operations:
Net investment income	$2,754,910	$1,488,215	$1,892,306
Net realized gain (loss) on investment transactions	(1,030,331)	(1,870,785)	(2,877,691)
Net change in unrealized appreciation of investments	1,980,936	10,211,872	9,466,334
Net increase in net assets resulting from operations	3,705,515	9,829,302	8,480,949
Distributions to Unitholders from:
Net investment income	(2,695,253)	(1,449,624)	(1,844,406)
Unitholder transactions:
Proceeds from subscriptions of shares	6,100,912	—	—
Less redemptions of shares	—	(7,381,108)	(12,764,395)
Increase (decrease) in net assets due to unitholder transactions	6,100,912	(7,381,108)	(12,764,395)
Total increase (decrease) in Net Assets	7,111,174	998,570	(6,127,852)
Net Assets
Beginning of year	49,777,676	48,779,106	54,906,958
End of year(a)	$56,888,850	$49,777,676	$48,779,106

(a)  Includes undistributed (distributions in excess of) net investment income of $50,181, $(9,485) and $(48,076) at September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS EMERGING MARKETS 50 ADR INDEX FUND
BLDRS INDEX FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2014	2013	2012
Increase (decrease) in net assets:
Operations:
Net investment income	$4,873,006	$6,557,644	$9,759,022
Net realized gain (loss) on investment transactions	(14,555,076)	(24,478,428)	(16,310,009)
Net change in unrealized appreciation of investments	26,063,733	7,745,296	52,417,163
Net increase (decrease) in net assets resulting from operations	16,381,663	(10,175,488)	45,866,176
Distributions to Unitholders from:
Net investment income	(4,887,680)	(6,594,031)	(9,785,670)
Unitholder transactions:
Proceeds from subscriptions of shares	7,617,669	11,145,769	8,431,020
Less redemptions of shares	(49,841,673)	(91,596,681)	(112,370,964)
Increase (decrease) in net assets due to unitholder transactions	(42,224,004)	(80,450,912)	(103,939,944)
Total increase (decrease) in Net Assets	(30,730,021)	(97,220,431)	(67,859,438)
Net Assets
Beginning of year	244,388,196	341,608,627	409,468,065
End of year(a)	$213,658,175	$244,388,196	$341,608,627

(a)  Includes distributions in excess of net investment income of $(80,679), $(66,005) and $(39,967) at September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS EUROPE SELECT ADR INDEX FUND
BLDRS INDEX FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2014	2013	2012
Increase (decrease) in net assets:
Operations:
Net investment income	$994,658	$461,681	$542,232
Net realized gain (loss) on investment transactions	(427,199)	(203,316)	(705,699)
Net change in unrealized appreciation of investments	1,077,101	2,370,161	2,922,944
Net increase in net assets resulting from operations	1,644,560	2,628,526	2,759,477
Distributions to Unitholders from:
Net investment income	(986,738)	(369,655)	(525,095)
Unitholder transactions:
Proceeds from subscriptions of shares	3,666,218	—	—
Less redemptions of shares	—	(1,063,065)	(4,758,774)
Increase (decrease) in net assets due to unitholder transactions	3,666,218	(1,063,065)	(4,758,774)
Total increase (decrease) in Net Assets	4,324,040	1,195,806	(2,524,392)
Net Assets
Beginning of year	15,142,379	13,946,573	16,470,965
End of year(a)	$19,466,419	$15,142,379	$13,946,573

(a)  Includes undistributed (distributions in excess of) net investment income of $23,884, $15,957 and $(76,069) at September 30, 2014, 2013 and 2012, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS ASIA 50 ADR INDEX FUND

FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$29.06	$23.95	$22.40	$25.76	$24.49
Investment operations:
Net investment income(1)	0.67	0.62	0.62	0.61	0.45
Net realized and unrealized gain (loss) on investments	0.09	4.88	1.57	(3.05)	1.32
Total from investment operations	0.76	5.50	2.19	(2.44)	1.77
Less distributions from:
Net investment income	(0.70)	(0.39)	(0.56)	(0.89)	(0.50)
Return of Capital	—	—	(0.08)	(0.03)	—
Total distributions	(0.70)	(0.39)	(0.64)	(0.92)	(0.50)
Net asset value, end of year	$29.12	$29.06	$23.95	$22.40	$25.76
Total investment return(2)	2.59%	23.04%	9.89%	(9.90)%	7.30%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$26,209	$29,061	$26,344	$31,361	$46,375
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.37%	0.40%	0.41%	0.30%	0.30%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	2.21%	2.20%	2.45%	2.21%	1.77%
Net investment income after expenses waived and/or assumed	2.29%	2.30%	2.57%	2.21%	1.77%
Portfolio turnover rate(3)	3.47%	7.01%	10.15%	10.53%	7.01%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transation fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended September 30,
	2014		2013	2012	2011	2010
Net asset value, beginning of year	$23.70		$19.91	$17.71	$20.47	$21.16
Investment operations:
Net investment income(1)	1.23	(2)	0.68	0.69	0.67	0.66
Net realized and unrealized gain (loss) on investments	0.49		3.79	2.19	(2.76)	(0.68)
Total from investment operations	1.72		4.47	2.88	(2.09)	(0.02)
Less distributions from:
Net investment income	(1.21)		(0.68)	(0.68)	(0.67)	(0.67)
Net asset value, end of year	$24.21		$23.70	$19.91	$17.71	$20.47
Total investment return(3)	7.29%		22.78%	16.61%	(10.68)%	0.06%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$56,889		$49,778	$48,779	$54,907	$74,728
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.30%		0.33%	0.35%	0.30%	0.30%
Expenses after expenses waived and/or assumed	0.30%		0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	4.97	%(2)	3.09%	3.52%	3.09%	3.25%
Net investment income after expenses waived and/or assumed	4.97	%(2)	3.12%	3.57%	3.09%	3.25%
Portfolio turnover rate(4)	6.56%		3.58%	4.94%	5.69%	14.19%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Developed Markets 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed includes significant dividends received during the period. Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed excluding the significant dividends are $0.77, 3.11% and 3.11%, respectively.

(3)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transation fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(4)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended September 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$37.03	$39.27	$36.08	$45.09	$41.07
Investment operations:
Net investment income(1)	0.84	0.88	0.96	1.08	0.79
Net realized and unrealized gain (loss) on investments	2.16	(2.21)	3.23	(8.94)	4.03
Total from investment operations	3.00	(1.33)	4.19	(7.86)	4.82
Less distributions from:
Net investment income	(0.83)	(0.91)	(1.00)	(1.15)	(0.80)
Net asset value, end of year	$39.20	$37.03	$39.27	$36.08	$45.09
Total investment return(2)	8.17%	(3.36)%	11.75%	(17.82)%	11.87%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$213,658	$244,388	$341,609	$409,468	$669,623
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	2.20%	2.30%	2.42%	2.35%	1.86%
Net investment income after expenses waived and/or assumed	2.20%	2.30%	2.42%	2.35%	1.86%
Portfolio turnover rate(3)	8.34%	8.62%	12.03%	7.85%	16.38%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Emerging Markets 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transation fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS EUROPE SELECT ADR INDEX FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended September 30,
	2014		2013	2012	2011	2010
Net asset value, beginning of year	$23.30		$19.92	$17.34	$20.25	$21.14
Investment operations:
Net investment income(1)	1.36	(2)	0.70	0.70	0.68	0.72
Net realized and unrealized gain (loss) on investments	1.02		3.25	2.53	(2.90)	(0.88)
Total from investment operations	2.38		3.95	3.23	(2.22)	(0.16)
Less distributions from:
Net investment income	(1.35)		(0.57)	(0.65)	(0.69)	(0.67)
Return of Capital	—		—	—	—	(0.06)
Total distributions	(1.35)		(0.57)	(0.65)	(0.69)	(0.73)
Net asset value, end of year	$24.33		$23.30	$19.92	$17.34	$20.25
Total investment return(3)	10.28%		20.10%	18.99%	(11.43)%	(0.60)%
Ratios/Supplemental Data
Net assets, end of year (000's ommitted)	$19,466		$15,142	$13,947	$16,471	$22,279
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.47%		0.58%	0.59%	0.40%	0.41%
Expenses after expenses waived and/or assumed	0.30%		0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and/or assumed	5.32	%(2)	2.97%	3.40%	3.13%	3.49%
Net investment income after expenses waived and/or assumed	5.49	%(2)	3.25%	3.69%	3.23%	3.60%
Portfolio turnover rate(4)	7.79%		3.00%	4.69%	4.09%	17.25%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Europe Select ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(1)  Calculated using average shares outstanding method.

(2)  Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed includes significant dividends received during the period. Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed excluding the significant dividends are $0.80, 3.03% and 3.21%, respectively.

(3)  Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transation fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(4)  Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014

1.  Organization

BLDRS Index Funds Trust (the "Trust") is a unit investment trust consisting of four separate investment portfolios; BLDRS Asia 50 ADR Index Fund ("Asia"), BLDRS Developed Markets 100 ADR Index Fund ("Developed Markets"), BLDRS Emerging Markets 50 ADR Index Fund ("Emerging Markets") and BLDRS Europe Select ADR Index Fund ("Europe"), (each a "Fund" and collectively the "Funds"), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Funds were created to provide investors with the opportunity to purchase units of beneficial interest in the Funds representing proportionate undivided interests in the portfolio of securities held by each respective Fund. The portfolios of the Funds consist of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Mellon Asia 50 ADR IndexSM, The BNY Mellon Developed Markets 100 ADR IndexSM, The BNY Mellon Emerging Markets 50 ADR IndexSM and The BNY Mellon Europe Select ADR IndexSM, respectively.

Invesco PowerShares Capital Management LLC is the Sponsor of the Trust and The Bank of New York Mellon is the Trustee.

The Trustee has entered into an Agency Agreement with the Sponsor dated November 16, 2012 (the "Agency Agreement"). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Funds for the purposes of determining the net asset value of the Funds, and (b) relating to rebalancing and adjustments of the Trust's portfolios.

2.  Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. In addition, the Trust monitors for material events and transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade or official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Agreement and Indenture and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement and Indenture.

GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

used when available. The GAAP establishes three tiers of inputs ("Levels") that may be used to measure fair value. The three tiers of inputs are summarized at the end of each respective Fund's Schedule of Investments.

Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Non-Diversified Fund Risk. The Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund's performance.

Foreign Market Risk. The underlying securities of the Depositary Receipts in a Fund's portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for fund shares.

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

Investment Transactions and Investment Income

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends received by each Fund may be subject to withholding and other taxes imposed by foreign countries.

Distributions to Unitholders

The Funds declare and distribute dividends, if any, from net investment income quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

Federal Income Tax

The Funds have qualified and intend to continue to qualify as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). By so

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

qualifying, the Funds will not be subject to federal income taxes to the extent they distribute all of their investment company taxable income and any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

The Funds are subject to authoritative guidance for uncertainties in income tax. Management has analyzed each of the Fund's tax positions taken or expected to be taken on its federal income tax return for all open tax years and has concluded that, as of September 30, 2014, no provision for income tax would be required in each respective Fund's financial statements. The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Funds are subject to examinations by such tax authorities for up to three years after the filing of their return for the tax period.

3.  Federal Income Tax

At September 30, 2014, the following permanent differences were reclassified within the components of net assets of the Funds, primarily due to the tax treatment of in-kind transactions in all of the Funds. These reclassifications had no effect on net assets of the Funds.

	Net increase to Undistributed (Distributions in Excess of) Net Investment Income	Net increase (decrease) to Accumulated Net Realized Gain (Loss) on Investment Transactions	Net increase (decrease) to Paid in Capital
Asia	$2,023	$(432,025)	$430,002
Developed Markets	9	(9)	—
Emerging Markets	—	7,437,310	(7,437,310)
Europe	7	(7)	—

Distributions during the fiscal year ended September 30, 2014, 2013 and 2012 were characterized for tax purposes as follows:

	Ordinary Income Year Ended September 30,
	2014	2013	2012
Asia	$646,838	$388,210	$679,357
Developed Markets	2,695,253	1,449,624	1,844,406
Emerging Markets	4,887,680	6,954,031	9,785,670
Europe	986,738	369,655	525,095
	Tax Return of Capital Year Ended September 30,
	2014	2013	2012
Asia	$—	$—	$95,294
Developed Markets	—	—	—
Emerging Markets	—	—	—
Europe	—	—	—

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire within eight tax years. Capital losses with an expiration date may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds have capital loss carryforwards as of September 30, 2014, which expire as follows:

	2017	2018	2019	Short-Term Loss Carryforward No Expiration	Long-Term Loss Carryforward No Expiration	Total
Asia	$3,330,400	$4,149,037	$298,791	$94,366	$2,087,684	$9,960,278
Developed Markets	681,358	8,058,923	2,608,098	1,164	2,295,540	13,645,083
Emerging Markets	31,056,295	10,088,950	1,412,302	1,636,023	34,918,217	79,111,787
Europe	325,340	2,226,447	1,078,809	0	649,712	4,280,308

At September 30, 2014, the components of accumulated earnings/deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Net Unrealized Appreciation/ (Depreciation)	Accumulated Capital and other Losses*	Other Temporary Differences	Total Accumulated Deficit
Asia	$319,990	$(5,188,948)	$(10,156,511)	$(295,803)	$(15,321,272)
Developed Markets	437,915	(11,712,276)	(14,394,961)	(387,734)	(26,057,056)
Emerging Markets	1,495,538	(47,769,565)	(87,318,285)	(1,576,217)	(135,168,529)
Europe	136,002	(2,641,629)	(4,591,895)	(112,118)	(7,209,640)

*  Under current tax regulations, capital losses on securities transactions realized after October 31 ("Post-October Capital Losses") may be deferred and treated as occurring on the first business day of the following fiscal year. The Funds are permitted to defer certain net investment losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. The Funds have elected to defer the following Post-October Capital Losses for the year ended September 30, 2014:

Post October Capital Loss Deferral
Asia	$196,233
Developed Markets	749,878
Emerging Markets	8,206,498
Europe	311,587

4.  Transactions with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and fees to The Bank of New York Mellon (the "Licensor") for a license to use the BNY Mellon Asia 50 ADR IndexSM, BNY Mellon Developed Markets 100 ADR IndexSM, BNY Mellon Emerging Markets 50 ADR IndexSM and BNY Mellon Europe Select ADR IndexSM as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal to 6/100th of one percent (0.06%) of its average net assets subject to the waiver provisions discussed below.

In accordance with the Trust Agreement and Indenture, the Trustee maintains the Funds' accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund's portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as a Percentage of Net Assets
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*  The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the year ended September 30, 2014, 2013 and 2012, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

In accordance with the terms of the Trust Agreement and Indenture and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, including BNY ConvergEx Group, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2014, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor first waived licensing fees applicable to the Fund and, if such waiver was insufficient, the Sponsor thereafter reimbursed the Fund for or assumed such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the fiscal year ended September 30, 2014, 2013 and 2012, the Licensor waived and the Sponsor assumed the following expenses incurred by the Funds:

	License Fees Waived by Licensor Year Ended September 30,			Expenses Assumed by the Sponsor Year Ended September 30,
	2014	2013	2012	2014	2013	2012
Asia	$16,945	$16,994	$13,146	$3,817	$11,544	$21,164
Developed Markets	—	16,348	25,698	—	—	—
Emerging Markets	—	—	—	—	—	—
Europe	10,846	8,519	8,824	20,618	30,596	33,876

ALPS Distributors, Inc. (the "Distributor") is the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

5.  Related Party Transactions

During the fiscal year ended September 30, 2014, 2013 and 2012, the Funds paid $0, $30,251, and $168,031, respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group was not utilized for the fiscal year ended September 30, 2014. BNY ConvergEx Group is an affiliate of the Trustee.

6.  Transactions in Shares of the BLDRS Index Funds Trust

Transactions in shares are as follows:

	For the Year ended September 30,
	2014	2013	2012
	Shares	Shares	Shares
Asia shares sold	200,000	—	—
Asia shares redeemed	(300,000)	(100,000)	(300,000)
Net increase (decrease)	(100,000)	(100,000)	(300,000)
Developed Markets shares sold	250,000	—	—
Developed Markets shares redeemed	—	(350,000)	(650,000)
Net increase (decrease)	250,000	(350,000)	(650,000)
Emerging Markets shares sold	200,000	300,000	200,000
Emerging Markets shares redeemed	(1,350,000)	(2,400,000)	(2,850,000)
Net increase (decrease)	(1,150,000)	(2,100,000)	(2,650,000)
Europe shares sold	150,000	—	—
Europe shares redeemed	—	(50,000)	(250,000)
Net increase (decrease)	150,000	(50,000)	(250,000)

The shares of the Funds are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the Asia Clearing Process, Developed Markets Clearing Process, Emerging Markets Clearing Process and Europe Clearing Process is $10 per security "name" in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the listed above Clearing Processes is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For fiscal years ended September 30, 2014, 2013 and 2012, the Trustee earned the following amounts in transaction fees:

	Year Ended September 30,
	2014	2013	2012
Asia	$2,000	$1,000	$3,000
Developed Markets	4,000	6,000	9,000
Emerging Markets	10,000	18,500	18,000
Europe	3,000	1,000	2,000

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2014, 2013 or 2012.

7.  Investment Transactions

For the year ended September 30, 2014, the Funds had purchases and sales of investment securities, excluding securities received or delivered from processing creations or redemptions of the Funds' shares, as follows:

	Purchases	Sales
Asia	$1,249,603	$982,940
Developed Markets	4,111,476	3,587,383
Emerging Markets	20,239,866	18,391,548
Europe	1,703,726	1,386,159

For the year ended September 30, 2014, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Asia	$5,900,409	$8,354,503
Developed Markets	6,141,768	—
Emerging Markets	7,609,120	49,997,431
Europe	3,654,004	—

At September 30, 2014, the Funds' cost of investments for federal income tax purposes and unrealized appreciation (depreciation) was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asia	$31,406,239	$2,396,364	$(7,585,312)	$(5,188,948)
Developed Markets	68,552,411	4,814,342	(16,526,618)	(11,712,276)
Emerging Markets	261,538,455	23,672,982	(71,442,547)	(47,769,565)
Europe	22,083,070	1,947,115	(4,588,744)	(2,641,629)

8.  Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

CREATION AND REDEMPTION OF SHARES

Each Fund, a unit investment trust created under the laws of the State of New York pursuant to the Trust Agreement and Indenture, creates and redeems Shares only in Creation Unit size aggregations of 50,000 Shares or in multiples thereof (e.g., 100,000; 150,000; 200,000 Shares) on a continuous basis without a sales load, at the Fund's NAV next determined after receipt, on any Business Day, of an order in proper form. Shares may be created or redeemed in one of two ways: (1) through the "Clearing Process," which means the process of creating or redeeming Shares through the continuous net settlement system of NSCC by a participant in the CNS system of NSCC (a "Participating Party"); or (2) outside of the Clearing Process which means through DTC, by a "DTC Participant", which party, in each case, must have executed an agreement with the relevant Fund, the Distributor and the Trustee with respect to the procedure for creations and redemptions of Creation Units ("Participant Agreement"). The Participating Party authorizes the Distributor to transmit trade instructions through the Trustee to NSCC. Participating Parties and DTC Participants are collectively referred to as "Authorized Participants."

Investors may contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. As of September 30, 2014, the value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit for each Fund was as follows:

BLDRS Asia 50 ADR Index Fund — $1,456,041.

BLDRS Developed Markets 100 ADR Index Fund — $1,210,401.

BLDRS Emerging Markets 50 ADR Index Fund — $1,960,167.

BLDRS Europe Select ADR Index Fund — $1,216,651.

Creation or Redemption of Shares Through the Clearing Process

a.  Creation

Shares may be purchased from a Fund only in Creation Unit size aggregations by tendering to the Trustee an in-kind deposit of a designated portfolio of equity securities ("Deposit Securities") per each Creation Unit, which constitutes a substantial replication of the stocks included in the relevant benchmark BNY Mellon ADR Index, a "Cash Component" plus the creation Transaction Fee. The Cash Component is an amount equal to the dividends on all Fund Securities with ex-dividend dates within the accumulation period for a dividend distribution ("Accumulation Period"), net of expenses and liabilities for such period, as if all the Fund Securities had been held by the Fund for the entire Accumulation Period, as proscribed by the Trustee, together with the Balancing Amount (as defined in "Determination of the Portfolio Deposit," below). Together the Deposit Securities and the Cash Component constitute the "Portfolio Deposit."

If a Participating Party is restricted by regulation or otherwise from investing or engaging in a particular Deposit Security, the Participating Party must substitute the cash equivalent value of such Deposit Security in lieu of such Deposit Security.

Creation Units may also be purchased in advance of receipt by the Trustee of all or a portion of the Portfolio Deposit, subject to the following procedures. In these circumstances, a Participating Party intending to utilize this procedure will be required to post collateral with the Trustee outside of the NSCC consisting of: (i) cash at least equal to 115% of the closing value, on the day the order to purchase Creation Units is deemed received, of the portion of the Deposit Securities not expected to be available in the account of the Participating Party for delivery to the BLDRS Index Fund on the third Business Day following placement of such order, and (ii) such additional deposits as will reflect daily marked to the market increases (but no decreases) in such value as determined by the Trustee. This cash collateral will be required to be posted with the Trustee by 11:00 a.m. (New York time) on the morning of the Business Day following the day such order is deemed received by the Distributor, or else the order to purchase Creation Units will be cancelled. The Trustee will hold such collateral in an account separate and apart from the BLDRS Index Fund. To the extent that missing Deposit Securities are not received by a certain time or in the event a mark to market payment is not made within a certain time following notification by the Distributor that such a payment is required, the Trustee may use the cash on deposit to purchase the securities that were to be deposited. An investor will be liable to the Trustee for the costs incurred in connection with any such purchases. These costs include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such securities on the day the purchase order was received by the Distributor plus the brokerage and related transaction costs. The Trustee will return any unused portion of the cash once all of the missing securities have been properly received by the Trustee or purchased by the Trustee and deposited into a Fund. The delivery of Creation Units will occur no later than the third (3rd) Business Day following the day on which the purchase order is received by the Distributor.

b.  Redemption

Enough Shares must be accumulated in the secondary market to constitute a Creation Unit in order to have Shares redeemed by a Fund. A FUND WILL NOT REDEEM SHARES IN AN AMOUNT LESS THAN A CREATION UNIT. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

The redemption proceeds for a Creation Unit generally will be made by each Fund through delivery of designated Fund Securities ("Redemption Securities") — as announced by the Trustee on the Business Day the request for redemption is received in proper form — plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities ("Cash Redemption Amount"), less a redemption Transaction Fee. The Redemption Securities and the Cash Redemption Amount constitute a "Redemption Payment." It is expected that the identity and number of Fund Securities delivered to a redeeming Shareholder will be similar to the identity and number of the Deposit Securities. In the event that the Fund Securities have a value greater than the NAV of the Shares tendered for redemption, a compensating cash payment equal to the difference must be made by or through an Authorized Participant by or on behalf of the redeeming shareholder.

If the Trustee determines that a Fund Security is likely to be unavailable or available in insufficient quantity for delivery by the Trust upon redemption, the Trustee may elect to deliver the cash equivalent value of any such Fund Securities, based on its market value as of the Valuation Time on the date such redemption is deemed received by the Trustee as a part of the Cash Redemption Amount in lieu thereof.

If a redeemer is restricted by regulation or otherwise from investing or engaging in a transaction in one or more Fund Securities, the Trustee may elect to deliver the cash equivalent value based on the market value of any such Fund Securities as of the Valuation Time on the date of the redemption as a part of the Cash Redemption Amount in lieu thereof. In such case, the investor will pay the Trustee the standard Transaction Fee, and may pay an additional amount equal to the actual amounts incurred in connection with such transaction(s) but in any case not to exceed three (3) times the Transaction Fee applicable for one Creation Unit.

At the discretion of the Trustee and NSCC, the Trustee, upon the request of a redeemer, may elect to redeem Creation Units in whole or in part by providing such redeemer with a portfolio of Fund Securities that differ in exact composition and/or weighting from the Index Securities of the relevant BNY Mellon ADR Index but not differing in NAV from the then current Portfolio Deposit. Such a redemption is likely to be made only if it were determined that it would be appropriate in order to maintain the Fund's correspondence to the composition and weighting of its relevant BNY Mellon ADR Index.

Orders to redeem Creation Units of the Funds through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Deposit Securities and the Cash Redemption Amount will be transferred to the redeeming party by the third (3rd) Business Day following the date on which such request for redemption is received in proper form by the Trustee.

Creation and Redemption of Shares Outside the Clearing Process.

a.  Creation

Shares may be purchased outside the Clearing Process by using a DTC Participant who has executed a Participant Agreement and requests such creation of Creation Units to be affected through a transfer of the Deposit

Securities within the Portfolio Deposit directly through DTC. The Cash Component must be transferred directly to the Trustee through the Federal Reserve wire system. The delivery of Creation Units of Shares so created must occur no later than the third (3rd) Business Day following the day on which the purchase order is received by the Distributor.

If a Participating Party is restricted by regulation or otherwise from investing or engaging in a particular Deposit Security, the Participating Party may substitute the cash equivalent value of such Deposit Security in lieu of such Deposit Security.

b.  Redemption

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. Such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be affected through a transfer of Shares directly through DTC.

After the receipt of an order for redemption outside the Clearing Process, the Trustee will initiate procedures to transfer the requisite Redemption Payment to be delivered to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third (3rd) Business Day following the date on which such request for redemption is received by the Trustee.

At the discretion of the Trustee and NSCC, the Trustee, upon the request of a redeemer, may elect to redeem Creation Units in whole or in part by providing such redeemer with a portfolio of Funds Securities that differ in exact composition and/or weighting from the Index Securities of the relevant BNY Mellon ADR Index but not differing in NAV from the then current Portfolio Deposit. Such a redemption is likely to be made only if it were determined that it would be appropriate in order to maintain the Fund's correspondence to the composition and weighting of its relevant BNY Mellon ADR Index.

Redemptions will be Subject to Applicable Laws.

Redemptions of Shares for Redemption Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Redemption Securities upon redemption or could not do so without first registering the Redemption Securities under such laws. If an investor is subject to a legal restriction with respect to a particular security, the investor may (at the option of the Trustee) be paid an equivalent amount of cash in lieu of such security. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payments, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (1) for any period during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the Shares' NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Creation and Redemption Transaction Fee.

To compensate the Trustee for transfer and other transaction costs involved in creation and redemption transactions made through the Clearing Process, investors will be required to pay a "Transaction Fee", payable to the Trustee, of $10 per each security "name" in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 for BLDRS Asia 50 ADR Index Fund and BLDRS Emerging Markets 50 ADR Index Fund and to the nearest $1,000 for BLDRS Developed Markets 100 ADR Index Fund and BLDRS Europe Select ADR Index Fund per Participating Party per day, regardless of the number of Creation Units purchased or redeemed on such day by such Participating Party. The amount of the Transaction Fee in effect at any given time will be made available upon request to the Trustee. For the year ended September 30, 2014, the Transaction Fee earned by the Trustee for each Fund was: $2,000 for BLDRS Asia 50 ADR Index Fund, $4,000 for BLDRS Developed Markets 100 ADR Index Fund, $10,000 for BLDRS Emerging Markets 50 ADR Index Fund and $3,000 for

BLDRS Europe Select ADR Index Fund. An additional charge of up to three (3) times the Transaction Fee, which fee is expressed as a percentage of the value of the Portfolio Deposit, may be imposed for (i) creations and redemptions of Creation Units outside the Clearing Process; and (ii) cash creations (to offset the Trustee's brokerage and other transaction costs associated with using cash to purchase the requisite Portfolio Deposit). Investors are responsible for the costs of transferring the securities constituting the Portfolio Deposit to the account of a Fund.

Rejecting an Order. The Trustee reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (c) the Portfolio Deposit delivered is not as disseminated through the facilities of NSCC for that date by the Trustee, as described above; (d) acceptance of the Portfolio Deposit would have certain adverse tax consequences to the relevant Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trustee, have an adverse effect on the Trust or the rights of Beneficial Owners; or (g) in the event that circumstances outside the control of the Distributor and the Trustee make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trustee, the Distributor, DTC, NSCC or any other party in the creation process, and similar extraordinary events. The Distributor will notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trustee and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor will either of them incur any liability for the failure to give any such notification. In addition, redemption orders must be received in the proper form as described in the Participant Agreement.

All questions as to the number of shares of each security in the Portfolio Deposit and Redemption Payment, and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trustee, and the Trustee's determination will be final and binding.

THE PORTFOLIOS

Relationship to the Relevant BNY Mellon ADR Index. Because the objective of each Fund is to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of the relevant benchmark BNY Mellon ADR Index, a Fund's portfolio of securities is intended to correspond generally to its relevant benchmark BNY Mellon ADR Index and will consist of as many of the Depositary Receipts comprising the relevant benchmark BNY Mellon ADR Index as is practicable. Cash or cash items (other than dividends held for distribution) normally will not be a substantial part of a Fund's net assets. Although a Fund may at any time not own certain of the Index Securities, a Fund will be substantially invested in Index Securities and the Sponsor believes that such investment should result in a close correspondence between the investment performance of the relevant benchmark BNY Mellon ADR Index and that derived from ownership of the Shares of the relevant Fund.

Each of the relevant benchmark BNY Mellon ADR Indexes is a capitalization-weighted index of Depositary Receipts calculated under the auspices of the Licensor. At any moment in time, the value of a BNY Mellon ADR Index equals the aggregate free-float adjusted market capitalization of each relevant component Index Security, evaluated at their respective last sale prices on NASDAQ, the NYSE or NYSE MKT LLC ("NYSE MKT") divided by a scaling factor ("divisor") which yields a resulting index value in the reported magnitude.

Change to a BNY Mellon ADR Index. Periodically, the Licensor may determine that total share quantities have changed in one or more Index Securities due to secondary offerings, repurchases, conversions or other corporate actions. The Licensor may periodically replace one or more Index Securities in the relevant benchmark BNY Mellon ADR Index due to corporate actions, bankruptcies or other market conditions, or if the issuers of such Index Securities fail to meet the criteria for inclusion in the relevant benchmark BNY Mellon ADR Index. Ordinarily, whenever there is a change in share quantities or a change in the Index Securities included in the relevant benchmark BNY Mellon ADR Index, the Licensor adjusts the divisor to assure that there is no discontinuity in the value of the relevant benchmark BNY Mellon ADR Index. Changes to the relevant benchmark BNY Mellon ADR Index will cause the Trustee to make corresponding portfolio adjustments as described below.

Adjustments to Portfolios. As set forth in the Trust Agreement and Indenture ("Trust Agreement and Indenture"), the Trustee is responsible for adjusting the composition of a Fund's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of each Fund's relevant benchmark BNY Mellon ADR Index. Under the terms of the Trust Agreement and Indenture, the Trustee may employ one or more agents at its own expense to perform the portfolio adjustments described in this prospectus. These agents may include, but are not required to include, the Sponsor. Pursuant to this authority, the Trustee has entered into an Agency Agreement with the Sponsor, dated November 16, 2012 (the "Agency Agreement"). In accordance with the terms of the Trust Agreement and Indenture and under the terms of the Agency Agreement, the Sponsor will perform the following functions on behalf of the Trust and the Trustee: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor. The Trustee will pay the Sponsor for these services from its own assets.

The Sponsor aggregates certain of these adjustments and makes conforming changes to a Fund's portfolio at least quarterly; however, modifications are made more frequently in the case of significant changes to the relevant benchmark BNY Mellon ADR Index. Specifically, the Sponsor is required to adjust the composition of a Fund's portfolio any time there is a change in the identity of any Index Security (i.e., a substitution of one security in replacement of another), which adjustment is to be made within three (3) Business Days before or after the day on which the change in the identity of such Index Security is scheduled to take effect at the close of the market. Although the investment objective of each Fund is to provide investment results which correspond generally, before fees and expenses, to the performance of the relevant benchmark BNY Mellon ADR Index, it is not always efficient to replicate identically the share composition of the relevant benchmark BNY Mellon ADR Index if the transaction costs incurred by a Fund in so adjusting the Fund's portfolio would exceed the expected misweighting that would ensue by failing to replicate identically minor and insignificant share changes to the relevant benchmark BNY Mellon ADR Index. Accordingly, minor misweightings are generally permitted subject to the guidelines described in the following paragraph.

The Sponsor is required to adjust the composition of a Fund's portfolio of securities at any time that the weighting of any security held in a Fund's portfolio varies in excess of one hundred and fifty percent (150%) of a specified percentage, which percentage varies from 25/100 of 1% to 2/100 of 1%, depending on the NAV of the relevant Fund (in each case, the "Misweighting Amount"), from the weighting of such security held in the Fund's portfolio in the benchmark BNY Mellon ADR Index (a "Misweighting"). The Sponsor will examine each security held in a Fund's portfolio on each Business Day, comparing the weighting of each such security in the portfolio to the weighting of the corresponding Index Security in the relevant benchmark BNY Mellon ADR Index, based on prices at the close of the market on the preceding Business Day (a "Weighting Analysis"). In the event that there is a Misweighting in any security in excess of one hundred and fifty percent (150%) of the applicable Misweighting Amount, the Sponsor will calculate an adjustment to the Fund's portfolio in order to bring the Misweighting of such security within the Misweighting Amount, based on prices at the close of the market on the day on which such Misweighting occurs. Also, on a monthly basis, the Sponsor will perform a Weighting Analysis for each security held in a Fund's portfolio, and in any case where there exists a Misweighting exceeding one hundred percent (100%) of the applicable Misweighting Amount, the Sponsor will calculate an adjustment to the Fund's portfolio in order to bring the Misweighting of such security within the applicable Misweighting Amount, based on prices at the close of the market on the day on which such Misweighting occurs. In the case of any adjustment to a Fund's portfolio due to a Misweighting, the purchase or sale of securities necessitated by such adjustment will be made within three (3) Business Days of the day on which the Misweighting is determined. In addition to the foregoing adjustments, the Sponsor reserves the right to make additional adjustments periodically with respect to a security held in a Fund's portfolio that may be misweighted by an amount within the applicable Misweighting Amount in order to reduce the overall Misweighting of a Fund's portfolio.

The foregoing guidelines with respect to Misweightings will also apply to any Index Security that: (1) is likely to be unavailable for delivery or available in insufficient quantity for delivery; (2) cannot be delivered to the Trustee due to restrictions prohibiting a creator from engaging in a transaction involving such Index Security; or (3) is not eligible to be processed through the Clearing Process. (From time to time, an Index Security may not be eligible for transfer through the Clearing Process because such security is not eligible for transfer through the systems of DTC.) Upon receipt of an order for a Creation Unit that involves such an Index Security, the Sponsor will determine whether the substitution of cash will cause a Misweighting in a Fund's portfolio with respect to such Index Security. If a Misweighting results, the Sponsor will purchase the required number of shares of such Index Security on the opening of the market on the following Business Day.

Pursuant to these guidelines, the Sponsor will calculate the required adjustments and will purchase and sell the appropriate securities. As a result of the purchase and sale of securities in accordance with these requirements, or the completion of a creation order, the Sponsor may hold some amount of residual cash (other than cash held temporarily due to timing differences between the sale and purchase of securities or cash delivered in lieu of Index Securities or undistributed income or undistributed capital gains) as a result of such transactions, which amount will not exceed for more than five (5) consecutive Business Days 5/10th of 1% of the aggregate value of the securities. In the event that the Sponsor has made all required adjustments and is left with cash in excess of 5/10th of 1% of the aggregate value of the securities held in a Fund's portfolio, the Sponsor will use such cash to purchase additional Index Securities that are under-weighted in a Fund's portfolio as compared to their relative weightings in the relevant benchmark BNY Mellon ADR Index.

All adjustments to a Fund's portfolio pursuant to these procedures will be non-discretionary. Portfolio adjustments will be made unless such adjustments would cause a Fund to lose its status as a "regulated investment company" under Subchapter M of the Code. Additionally, the Sponsor is required to adjust the composition of a Fund's portfolio at any time if it is necessary to insure the continued qualification of a Fund as a regulated investment company.

If the method of determining the relevant benchmark BNY Mellon ADR Index is changed by the Licensor, the Trustee and the Sponsor will have the right to amend the Trust Agreement and Indenture, without the consent of DTC or the Beneficial Owners, to conform the adjustments to such changes so that a Fund's objective of tracking the relevant benchmark BNY Mellon ADR Index is maintained.

The Trustee will rely on data provided by the Licensor and other financial industry sources for information as to the composition and weightings of the Index Securities. If the Trustee cannot obtain or process such information or NSCC is unable to receive such information from the Trustee on any Business Day, then the composition and weightings of the Index Securities for the most recently effective Portfolio Deposit will be used for the purposes of all adjustments and determinations, and determination of the securities portion of the Portfolio Deposit until the earlier of: (a) such time as current information with respect to the Index Securities is available; or (b) three (3) consecutive Business Days have elapsed. If such current information is not available and three (3) consecutive Business Days have elapsed, the composition and weightings of the securities held in a Fund's portfolio (as opposed to the Index Securities) will be used for the purposes of all adjustments and determinations and determination of the securities portion of the Portfolio Deposit until current information with respect to the Index Securities is available.

In the event a Fund is terminated, the Trustee will use the composition and weightings of the Index Securities as of the date the Trustee received notice of termination for all redemptions or other required uses of the relevant index.

Mergers Involving Fund Securities. Each Fund, as a shareholder of securities of an issuer that is the object of such merger or acquisition activity, may receive various offers from would-be acquirors of the issuer. The Trustee may not accept any such offers until the Licensor has determined that the securities of the issuer will be removed from the relevant benchmark BNY Mellon ADR Index. Securities of an issuer are often removed from the relevant benchmark BNY Mellon ADR Index only after the consummation of a merger or acquisition of such an issuer. In selling the securities of such issuer the Trustee may receive, to the extent that market prices do not provide a more attractive alternative, whatever consideration is being offered to the shareholders of such issuer that have not tendered their shares prior to such time. Any cash received in such transactions will be reinvested in Index Securities. Any securities received as a part of the consideration that are not Index Securities will be sold as soon as practicable and the cash proceeds of such sale will be invested in Index Securities.

Securities Transactions. Purchases and sales of securities held in a Fund's portfolio resulting from the adjustments may be made in the share amounts dictated by the foregoing specifications, whether round lot or odd lot and will include brokerage commissions and other transaction charges. Certain Index Securities, however, may at times not be available in the required quantities requested. For this and other reasons, precise duplication of the proportionate relationship between a Fund's portfolio and its Index Securities may not ever be possible but nevertheless will continue to be the objective in connection with all acquisitions and dispositions of Index Securities.

DETERMINATION OF NET ASSET VALUE

The NAV per Share for each Fund is computed by dividing the value of net assets (i.e., the value of the Fund's total assets less total liabilities) by the Fund's total number of Shares outstanding. The NAV of each Fund is calculated by the Trustee and determined each Business Day at the close of regular trading of the NASDAQ (ordinarily 4:00 p.m. New York time). The income and expenses of the relevant Fund are accrued daily and reflected in the NAV per Share of each Fund. Under the terms of the Trust Agreement and Indenture, the Trustee may employ one or more agents at its own expense to evaluate the securities held by the Trust, and determine their fair value to the extent that market quotations are not readily available. These agents may include, but are not required to include, the Sponsor. Pursuant to this authority, the Trustee has entered into the Agency Agreement.

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade or official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Agreement and Indenture and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement and Indenture.

DETERMINATION OF THE PORTFOLIO DEPOSIT

On each Business Day, the number of shares and/or identity of each of the Index Securities in a Portfolio Deposit is adjusted in accordance with the following procedure. At the close of the market on each day in which the number of shares and/or identity of each of the Index Securities in a Portfolio Deposit is adjusted ("Adjustment Day"), the Trustee calculates the NAV of each Fund. The NAV is divided by the number of outstanding Shares, multiplied by 50,000 Shares in one Creation Unit aggregation, resulting in an NAV per Creation Unit ("NAV Amount"). The Trustee then calculates the number of shares (without rounding) of each of the component stocks of the relevant benchmark BNY Mellon ADR Index in a Portfolio Deposit for the following Business Day ("Request Day"), such that: (1) the market value at the close of the market on Adjustment Day of the securities to be included in the Portfolio Deposit on Request Day, together with the amount intended to enable a Fund to make a distribution of dividends on the next dividend payment date as if all the securities in a Fund's portfolio had been held for the entire dividend period ("Dividend Equivalent Payment") as calculated by the Trustee, effective for requests to create or redeem on Adjustment Day, equals the NAV Amount; and (2) the identity and weighting of each of the securities in a Portfolio Deposit mirrors proportionately the identity and weightings of the securities in the relevant benchmark BNY Mellon ADR Index, each as in effect on Request Day. For each security, the number resulting from such calculation is rounded to the nearest whole share, with a fraction of 0.50 being rounded up. The identities and number of shares of the securities so calculated constitute the securities portion of the Portfolio Deposit effective on Request Day and thereafter until the next subsequent Adjustment Day, as well as the Index Securities to be delivered by the Trustee in the event of a request for redemption of Creation Units on Request Day and thereafter until the following Adjustment Day (see "Creation and Redemption of Shares"). In addition to the foregoing adjustments, in the event that there will occur a stock split, stock dividend or reverse split with respect to any Index Security that does not result in an adjustment to the relevant benchmark BNY Mellon ADR Index divisor, the Portfolio Deposit will be adjusted to take account of such stock split, stock dividend or reverse split by applying the stock split, stock dividend or reverse stock split multiple (e.g., in the event of a two-for-one stock split of an Index Security, by doubling the number of shares of such Index Security in the prescribed Portfolio Deposit), in each case rounded to the nearest whole share.

On each Request Day the Trustee calculates the market value of the securities portion of the Portfolio Deposit as in effect on a Request Day as of the close of the market and adds to that amount the Dividend Equivalent Payment effective for requests to create or redeem on a Request Day (such market value and Dividend Equivalent Payment are collectively referred to as the "Portfolio Deposit Amount"). The Trustee then calculates the NAV Amount, based on the close of the market on Request Day. The difference between the NAV Amount so calculated and the Portfolio Deposit Amount is the "Balancing Amount." The Balancing Amount serves the function of compensating for any differences between the value of the Portfolio Deposit Amount and the NAV Amount at the close of trading on Request Day due to, for example, (1) differences in the market value of the securities in the Portfolio Deposit and the market value of the Securities on Request Day and (2) any variances from the proper composition of the Portfolio Deposit.

Notwithstanding the foregoing, on any Adjustment Day on which (a) no change in the identity and/or share weighting of any Index Security is scheduled to take effect that would cause the relevant benchmark BNY Mellon ADR Index divisor to be adjusted after the close of the market on such Business Day,* and (b) no stock split, stock dividend or reverse stock split with respect to any Index Security has been declared to take effect on the corresponding Request Day, the Trustee reserves the right to forego making any adjustment to the Securities portion of the Portfolio Deposit and to use the composition and weightings of the Index Securities for the most recently effective Portfolio Deposit for the Request Day following such Adjustment Day. In addition, the Trustee further reserves the right to calculate the adjustment to the number of shares and/or identity of the Index Securities in a Portfolio Deposit as described above except that such calculation would be employed two (2) Business Days rather than one (1) Business Day prior to the Request Day.

The Dividend Equivalent Payment and the Balancing Amount in effect at the close of business on Request Date are collectively referred to as the Cash Component or the Cash Redemption Payment. If the Balancing Amount is a positive number (i.e., if the NAV Amount exceeds the Portfolio Deposit Amount) then, with respect to the creation of Shares, the Balancing Amount will increase the Cash Component of the then effective Portfolio Deposit transferred to the Trustee by a creator, and with respect to redemptions of Shares in Creation Unit size aggregations, the Balancing Amount will be added to the cash transferred to a redeemer by the Trustee. If the Balancing Amount is a negative number (i.e., if the NAV Amount is less than the Portfolio Deposit Amount) then, with respect to the creation of Shares such amount will decrease the Cash Component of the then effective

* The Licensor announces changes in the identity and/or the weighting of the securities in the relevant benchmark BNY Mellon ADR Index to the relevant Fund in advance of the actual change. The announcements are made after the close of trading on such day. In the event that the Trustee has included the cash equivalent value of one or more Index Securities in the Portfolio Deposit because the Trustee has determined that such Index Securities are likely to be unavailable or available in insufficient quantity for delivery, the Portfolio Deposit so constituted will dictate the Index Securities to be delivered in connection with the creation of Shares in Creation Unit size aggregations and upon the redemption of Shares in Creation Unit size aggregations for all purposes hereunder until such time as the securities portion of the Portfolio Deposit is subsequently adjusted. Brokerage commissions incurred by the Trustee in connection with the acquisition of any such Index Securities will be at the expense of a Fund and will affect the value of all Shares.

Portfolio Deposit to be transferred to the Trustee by the creator or, if such cash portion is less than the Balancing Amount, the difference will be paid by the Trustee to the creator, and with respect to redemptions of Shares in Creation Unit size aggregations, the Balancing Amount will be deducted from the cash transferred to the redeemer or, if such cash is less than the Balancing Amount, the difference will be paid by the redeemer to the Trustee.

DISTRIBUTIONS TO BENEFICIAL OWNERS

Quarterly cash distributions, net of fees and expenses, representing dividends accumulated on the securities held by the relevant Fund through the quarterly dividend period, accrued daily for such period, will be distributed to Beneficial Owners on the records of DTC and the DTC Participants on the second Business Day following the third Friday in each of March, June, September and December, unless such day is not a Business Day, in which case the ex-dividend date is the immediately preceding Business Day. The Trustee may deduct the amount of any tax or other governmental charge from a distribution before making payment.

The Trustee intends to declare special dividends and make additional distributions to the minimum extent necessary to maintain each Funds' status as a regulated investment company: (i) to distribute the entire annual investment company taxable income of the relevant Fund, plus any net capital gains; and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. The additional distributions, if needed, would consist of (a) an increase in the distribution scheduled for January to include any amount by which a Fund's investment company taxable income and net capital gains as estimated for a year exceeds the amount of a Fund's taxable income previously distributed with respect to such year or, if greater, the minimum amount required to avoid imposition of such excise tax, and (b) a distribution soon after actual annual investment company taxable income and net capital gains of the relevant Fund have been computed of the amount, if any, by which such actual income exceeds the distributions already made. The magnitude of the additional distributions, if any, will depend upon a number of factors, including the level of redemption activity experienced by the relevant Fund. Because substantially all proceeds from the sale of securities in connection with adjustments to the relevant Fund's Portfolio will have been used to purchase additional shares of Index Securities, the relevant Fund may have no cash or insufficient cash with which to pay such additional distributions. In that case, the Trustee will have to sell shares of the Fund securities sufficient to produce the cash required to make such additional distributions.

The Trustee may vary the frequency with which periodic distributions are made (e.g., from quarterly to semi-annually) if it is determined by the Sponsor and the Trustee that such a variance would be advisable to facilitate compliance with the rules and regulations applicable to regulated investment companies or would otherwise be advantageous to a Fund. In addition, the Trustee may change the regular ex-dividend date for Shares to another date within the month or quarter if it is determined by the Sponsor and the Trustee, in their discretion, that this would be advantageous to a Fund. Notice of any change will be provided.

EXPENSES OF A FUND

After reflecting waivers and reductions, ordinary operating expenses of each Fund are currently being accrued at an annual rate of 0.30% per year of each Fund's daily average net assets; future accruals will depend primarily on the level of each Fund's net assets and the level of Fund expenses. There is no guarantee that each Fund's ordinary operating expenses will not exceed 0.30% per year and under the Trust Agreement and Indenture such rate may be changed without notice. Therefore, it is possible that, on any day and during any period over the life of each Fund, total fees and expenses of each Fund may exceed 0.30% per year.

The Sponsor has undertaken that, until determined otherwise, the ordinary operating expenses of each Fund as calculated by the Trustee will not exceed an amount which is 0.30% per year of the daily NAV of such Fund. To the extent during such period the ordinary operating expenses of a Fund exceed the 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses. Ordinary operating expenses of a Fund will not include taxes, brokerage commissions and such extraordinary non-recurring expenses as may arise, including the cost of any litigation to which a Fund or Trustee may be a party. The

Licensor and the Sponsor may be repaid by a Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during such period expenses fall below the 0.30% per year level on any given day.

The Sponsor or the Trustee from time to time may voluntarily assume some expenses or reimburse a Fund so that total expenses of a Fund are reduced, although neither the Sponsor nor the Trustee is obligated to do so and either one or both parties may discontinue such voluntary assumption of expenses or reimbursement at any time without notice.

Under the Trust Agreement and Indenture, the following charges are or may be accrued and paid by a Fund: (a) the Trustee's fee; (b) fees payable to transfer agents for the provision of transfer agency services; (c) fees of the Trustee for extraordinary services; (d) various governmental charges; (e) any taxes, fees and charges payable by the Trustee with respect to Shares; (f) expenses and costs of any action taken by the Trustee or the Sponsor to protect a Fund and the rights and interests of Beneficial Owners of Shares; (g) indemnification of the Trustee or the Sponsor for any losses, liabilities or expenses incurred by it in the administration of a Fund without gross negligence, bad faith, willful misconduct or willful malfeasance on its part or reckless disregard of its obligations and duties; (h) expenses incurred in contacting Beneficial Owners of Shares during the life of a Fund and upon termination of a Fund; (i) brokerage commissions and other transactional charges incurred by the Trustee when acquiring or selling Index Securities; and (j) other out-of-pocket expenses of a Fund.

Prior to the implementation of the Agency Agreement, the Trustee used the services of ConvergEx Execution Solutions LLC, or its predecessor entities ("ConvergEx"), for the execution of all brokerage transactions for each Fund, including adjustments to the Portfolio in connection with the addition or removal of Index Securities from each respective Fund's Index. For its services, ConvergEx (which is a broker-dealer affiliated with the Trustee) received a fixed commission per Index Security share on all such brokerage transactions and, in return for such commission, sought to execute purchases and sales of Index Security shares at the closing price or at a price more beneficial to each Fund. Any price improvement relative to the closing price of the Index Security that was obtained inured to the benefit of each Fund, and not the Trustee or ConvergEx.

The Trustee has delegated its trading authority to the Sponsor pursuant to the terms of the Trust Agreement and Indenture and the Agency Agreement. Under this delegation, the Sponsor or its affiliates are responsible for, among other things, directing securities transactions to brokers or dealers for execution on behalf of each Fund. Under the terms of the Agency Agreement and the Trust Agreement and Indenture, the Sponsor or its agents are required to direct each Fund's securities transactions only to brokers or dealers, which may include affiliates of the Trustee, from which the Sponsor expects to receive the best execution of orders. The Sponsor has reviewed the execution services provided under the Agency Agreement and determined that they are consistent with the requirements of that agreement and the Trust Agreement and Indenture.

The Trustee, from its own assets, pays the Sponsor for its services under the Agency Agreement. The amount paid to the Sponsor will not exceed the cost to the Sponsor of providing such services. However, to the extent any fees, expenses and disbursements that are incurred in connection with the services performed by the Sponsor, its affiliates or its agents would constitute fees, expenses or disbursements of each Fund if incurred by the Trustee, such fees, expenses and disbursements will be paid by each Fund pursuant to the terms of the Trust Agreement and Indenture and in accordance with applicable law.

Aggregate annual brokerage commissions paid to ConvergEx by the Trust are included in Note 5, Related Party Transactions, in the notes to the Trust's financial statements.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Sponsor reserves the right to charge each Fund a special sponsor fee from time to time in reimbursement for certain services it may provide to each Fund which would otherwise be provided by the Trustee in an amount not to exceed the actual cost of providing such services.

In addition to the specific expenses discussed above, the following expenses are or may be charged to a Fund: (a) reimbursement to the Sponsor of amounts paid by it to the Licensor in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Shares; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Shares of each Fund (including, but not limited to, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses such as printing). Pursuant to the provisions of an exemptive order, the special sponsor fee and the expenses set forth in items (a), (b) and (c) in this paragraph may be charged to each Fund by the Trustee in an amount equal to the actual costs incurred, but in no case will such charges exceed 0.30% per year of the daily NAV of each Fund.

If the income received by a Fund in the form of dividends and other distributions on the securities in the Fund's portfolio is insufficient to cover its expenses, the Trustee may make advances to a Fund to cover such expenses, secured by a lien in the Trustee's favor on the Fund's assets; otherwise the Trustee may sell securities held in a Fund's portfolio in an amount sufficient to pay such expenses. The Trustee may reimburse itself in the amount of any such advance, plus any amounts required by the Federal Reserve Board which are related to such advances, together with interest thereon at a percentage rate equal to the then current overnight federal funds rate, by deducting such amounts from: (1) dividend payments or other income of a Fund when such payments or other income is received; (2) the amounts earned or benefits derived by the Trustee on cash held for the benefit of a Fund; and (3) the sale of Securities. In the event that any advance remains outstanding for more than forty-five (45) Business Days, the Trustee may sell Fund Securities to reimburse itself for the amount of such advance and any accrued interest thereon. In addition to adjustments to a Fund's portfolio from time to time to conform to changes in the composition or weighting of the Index Securities, the Trustee is also ordinarily required to sell a Fund's Securities to obtain sufficient cash proceeds for the payment of a BLDRS Index Fund's fees and expenses at any time that projected annualized fees and expenses accrued on a daily basis exceed projected annualized dividends and other Fund income accrued on a daily basis by more than 1/100th of one percent (0.01%) of the NAV of the relevant Fund.

Whenever the 0.01% threshold is exceeded, the Trustee will sell sufficient Fund Securities to cover such excess by no later than the next occasion it is required to make adjustments to Fund's portfolio due to a Misweighting unless the Trustee determines in its discretion, that such a sale is unnecessary because the cash to be generated is not needed by the Fund at that time for payment of expense then due or because the Trustee otherwise determines that such sale is not warranted or advisable. At the time of the sales, the Trustee shall first sell a Fund's Securities that are over weighted as compared to their relative weighting in the relevant BNY Mellon ADR Index.

BOOK-ENTRY ONLY; NOTICES AND DISTRIBUTIONS

DTC acts as the securities depositary for Shares pursuant to a Depository Agreement with the Trustee. Shares are represented by a single global security ("Global Security"), which is registered in the name of Cede & Co., as nominee for DTC and deposited with, or on behalf of, DTC. The Trustee recognizes DTC or its nominee as the owner of all Shares for purposes except as expressly set forth in the Trust Agreement and Indenture. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code, and a "clearing agency" registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934 ("Exchange Act"). DTC was created to hold the securities of the DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through an electronic book-entry system, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Upon the settlement date of any creation, transfer or redemption of Shares, DTC will credit or debit, on its book-entry registration and transfer system, the amount of Shares so created, transferred or redeemed to the accounts of the appropriate DTC Participants. The accounts to be credited and charged will be designated by the Trustee to NSCC, in the case of a creation or redemption through the Clearing Process, or by the Trustee and the DTC Participant, in the case of a creation or redemption transacted outside of the Clearing Process. Beneficial Owners will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners are expected to receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form thereby impairing the ability of certain investors to acquire beneficial interests in Shares.

References to the registered or record owners of Shares mean Cede & Co., not the Beneficial Owners of Shares. Beneficial Owners of Shares will not be entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and will not be considered the record or registered holder thereof under the Trust Agreement and Indenture. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its Shares, to exercise any rights under the Trust Agreement and Indenture. The Trustee and the Sponsor understand that under existing industry practice, in the event the Trustee requests any action of a Beneficial Owner, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action or would otherwise act upon the instructions of Beneficial Owners owning through them.

To effect communications with Beneficial Owners, DTC is required to make available to the Trustee upon request and for a fee to be charged to the relevant Fund a listing of the Share holdings of each DTC Participant. The Trustee will inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant; and provide each such DTC Participant with copies of the relevant notice, statement or other communication, in such form, number and at such place as the DTC Participant reasonably requests so that such notice, statement or communication may be transmitted to such Beneficial Owners. In addition, the relevant Fund will pay each DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions will be made to DTC or its nominee, Cede & Co., as the registered owner of all Shares. The Trustee and the Sponsor expect that DTC or its nominee, upon receipt of any payment of distributions in respect of Shares, will credit immediately the DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants are governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and are the responsibility of such DTC Participants. Neither the Trustee nor the Sponsor has or will have any responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners.

Under the Depository Agreement, DTC may determine to discontinue providing its service with respect to Shares at any time by giving notice to the Trustee and the Sponsor and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trustee and the Sponsor will take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to terminate a Fund.

BUYING AND SELLING SHARES; TRADING INFORMATION

The Shares are listed for secondary trading on NASDAQ. The Shares will trade on NASDAQ and other securities markets. If you buy or sell Shares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Shares will trade at prices that may differ to varying degrees from the daily NAV of the Shares. Given, however, that Shares can be issued and redeemed in Creation Units, the Sponsor believes that large discounts and premiums to NAV should not be sustained for very long.

The Trustee will make available daily a list of the names and the required number of shares of each of the Index Securities in the current Portfolio Deposit. The Sponsor also intends to make available: (a) on a daily basis, the Dividend Equivalent Payment effective through and including the previous Business Day, per outstanding Share; and (b) every 15 seconds throughout the trading day on NASDAQ a number representing, on a per Share basis, the sum of the Dividend Equivalent Payment effective through and including the previous Business Day, plus the current value of the securities portion of a Portfolio Deposit as in effect on such day (which value may include a cash in lieu amount to compensate for the omission of a particular Index Security from such Portfolio Deposit). Intra-day information will be available with respect to trades and quotes and underlying trading values will be published every 15 seconds throughout the trading day. Information with respect to NAV, net accumulated dividend, final dividend amount to be paid, Shares outstanding, estimated cash amount and total cash amount per Creation Unit will be available daily prior to the opening of trading on NASDAQ.

AMENDMENTS TO THE TRUST AGREEMENT AND INDENTURE

The Trust Agreement and Indenture can be amended by the Sponsor and the Trustee with the consent of 51% of the Beneficial Owners of the relevant Fund to add provisions to or change or eliminate provisions or to modify the rights of Beneficial Owners. However, the Trust Agreement and Indenture may not be amended without the consent of all of the Beneficial Owners of the relevant Fund if such amendment would: (a) permit, except in accordance with the terms and conditions of the Trust Agreement and Indenture, the acquisition of any securities other than those acquired in accordance with the terms and conditions of the Trust Agreement and Indenture; (b) reduce the interest of any Beneficial Owner in a Fund; or (c) reduce the percentage of Beneficial Owners required to consent to any such amendment. Any amendment will be conclusive and binding upon Beneficial Owners and will be binding upon any Shares. The Trust Agreement and Indenture may also be amended, in certain limited circumstances, without the consent of Beneficial Owners. See "The Portfolios."

TERMINATION OF A FUND

The Sponsor has the discretionary right to direct the Trustee to terminate the relevant Fund if at any time after three years following the Initial Date of Deposit such value is less than $350,000,000, adjusted for inflation in accordance with the National Consumer Price Index for All Urban Consumers ("Discretionary Termination Amount"). Any such termination will be at the complete discretion of the Sponsor, and the Sponsor will not be liable in any way for any resulting depreciation or loss. The Trustee does not have power to terminate the Trust Agreement and Indenture or a Fund because the value of the Fund is below the Discretionary Termination Amount. The Trustee will terminate a Fund in the event that the Shares of the relevant Fund are de-listed from NASDAQ. A Fund may also be terminated upon receipt by the Trustee of written notice of the occurrence of any one or more of the following events: (a) by the agreement of the Beneficial Owners of 66 2/3% of the outstanding Shares; (b) DTC is unable or unwilling to continue to perform its functions and a comparable replacement is unavailable; (c) NSCC no longer provides clearance services with respect to the Shares, or the Trustee is no longer a participant in NSCC; (d) the Licensor ceases publishing each relevant benchmark BNY Mellon ADR Index; or (e) the License Agreement is terminated. If at any time the Sponsor fails to undertake or perform or becomes incapable of undertaking or performing any of its duties under the Trust Agreement and Indenture, or if the Sponsor resigns, the Trustee may, in its discretion, in lieu of appointing a successor Sponsor, terminate the relevant Fund. A Fund will terminate on the Mandatory Termination Date. As soon as practicable after notice of termination of a Fund, the Trustee will distribute to redeemers tendering Creation Units prior to the termination date the securities and cash and upon termination of such Fund the Trustee will thereafter sell the remaining securities held in such Fund's portfolio as provided below.

Written notice of termination, specifying the date of termination, the period during which the assets of the relevant Fund will be liquidated and Creation Units will be redeemed in cash at NAV, and the date determined by the Trustee upon which the books of the Trustee will be closed, will be given by the Trustee to each Beneficial Owner at least twenty (20) days prior to termination of a Fund. Such notice will further state that, as of the date thereof and thereafter, neither requests to create additional Creation Units nor additional Portfolio Deposits will be accepted and that, as of the date thereof, the portfolio of securities delivered upon redemption will be identical in composition and weighting to the relevant Fund's portfolio rather than the securities portion of the Portfolio Deposit as in effect on the date request for redemption is made. Within a reasonable period of time after such termination the Trustee will, subject to any applicable provisions of law, sell all of the Fund Securities held in the Fund's portfolio not already distributed to redeemers of Creation Units, as provided herein, if any, in such a manner so as to effectuate orderly sales and a minimal market impact. The Trustee will not be liable for or responsible in any way for depreciation or loss incurred by reason of any sale or sales. The Trustee may suspend its sales of the relevant Fund's Shares upon the occurrence of unusual or unforeseen circumstances, including, but not limited to, a suspension in trading of a Index Security, the closing or restriction of trading on a stock exchange, the outbreak of hostilities or the collapse of the economy. Upon receipt of proceeds from the sale of the last security held in the Fund's portfolio, the Trustee will: (1) pay to itself individually from the Fund an amount equal to the sum of: (a) its accrued compensation for its ordinary services; (b) any reimbursement due to it for its extraordinary services; (c) any advances made but not yet repaid; and (d) any other services and disbursements as provided herein; (2) deduct any and all fees and expenses from the relevant Fund; (3) deduct from the relevant Fund any amounts which it will deem requisite to be set aside as reserves for any applicable taxes or other governmental charges that may be payable out of the relevant Fund; (4) transmit to DTC for distribution each Beneficial Owner's interest in the remaining assets of a Fund; and (5) disseminate to each Beneficial Owner a final statement as of the date of the computation of the amount distributable to the Beneficial Owners. Dividends to be received by the Fund on securities held in the Fund's portfolio sold in liquidation will be aggregated and distributed ratably when all such dividends have been received.

CERTAIN MATERIAL FEDERAL INCOME TAX MATTERS

The following discussion sets forth certain material U.S. Federal income tax consequences of ownership and disposition of Shares of a Fund.

For the fiscal year ended September 30, 2014, the Funds believe that they qualified for tax treatment as "regulated investment companies" under Subchapter M of the Code. The Funds intend to continue to so qualify. To qualify for treatment as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities or foreign currencies, or certain other sources, derived with respect to a Fund's business of investing in stocks, securities or currencies, (b) meet certain diversification tests, and (c) distribute in each year at least 90% of its investment company taxable income. If a Fund qualifies as a regulated investment company, subject to certain conditions and requirements, and except as described below, it will not be subject to federal income tax to the extent its income is distributed in a timely manner. Any undistributed income may be subject to tax, including a four percent (4%) excise tax imposed by Section 4982 of the Code on certain undistributed income of a regulated investment company that does not distribute to shareholders in a timely manner at least ninety-eight percent (98%) of its ordinary taxable income and ninety-eight point two percent (98.2%) of its capital gains for the one year period ending on October 31.

Dividends paid by a Fund from its investment company taxable income (which includes, among other items, dividends, interest and the excess of net short-term capital gains over net long-term capital losses) will generally be taxable to Beneficial Owners as ordinary income. However, to the extent that such dividends are designated by each Fund as attributable to the receipt by the Fund of "qualified dividend income," such dividends will be eligible for a special maximum tax rate applicable to non-corporate taxpayers (15%, or 20% for taxpayers with taxable income exceeding certain thresholds). A dividend paid in January will be considered for federal income tax purposes to have been paid by a Fund and received by Beneficial Owners on the preceding December 31 if the dividend was declared in the preceding October, November or December to Beneficial Owners of record as shown on the records of DTC and the DTC Participants on a date in one of those months. Dividends paid by a Fund will generally not be eligible for the dividends received deduction for Beneficial Owners that are corporations.

Distributions paid by a Fund from the excess of net long-term capital gains over net short-term capital losses are considered "capital gains dividends" regardless of the length of time an investor has owned Shares in the Fund. For non-corporate holders, long-term capital gains are taxed at the specified maximum tax rate mentioned above. Any loss on the sale or exchange of a share held for six months or less may be treated as a long-term capital loss to the extent of any capital gain dividends received by the Beneficial Owner. Investors should note that the regular quarterly dividends paid by a Fund will not be based on the Fund's investment company taxable income and net capital gain, but rather will be based on the dividends paid with respect to the Depositary Receipts held by the Fund. As a result, a portion of the distributions of a Fund may be treated as a return of capital or a capital gain dividend for federal income tax purposes or a Fund may make additional distributions in excess of the yield performance of the Securities in order to distribute all of its investment company taxable income and net capital gain.

Certain non-corporate taxpayers may be subject to an additional 3.8% net investment income tax on their dividend income, net capital gains and certain other amounts. Affected investors should consult with their own tax advisors about the possible impact of this tax.

Distributions in excess of a Fund's current or accumulated earnings and profits (as specially computed) generally will be treated as a return of capital for federal income tax purposes and will reduce a Beneficial Owner's tax basis in the Fund. Return of capital distributions may result, for example, if a portion of the dividends declared represents cash amounts deposited in connection with Portfolio Deposits rather than dividends actually received by the Fund. Under certain circumstances, a significant portion of a Fund's regular quarterly dividends could be treated as return of capital distributions. Such circumstances may be more likely to occur in periods during which the number of outstanding Shares fluctuates significantly, as may occur during the initial years of a Fund. Beneficial Owners will receive annual notification from the Trustee through the DTC Participants as to the tax status of the Fund's distributions. A distribution paid shortly after a purchase or creation of Shares will be taxable even though in effect it may represent a return of capital.

The sale of Shares of a Fund by a Beneficial Owner is a taxable event, and may result in a gain or loss, which generally should be a capital gain or loss for Beneficial Owners that are not dealers in securities.

Dividends received by each Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce such taxes. Because more than 50% of the total assets of each Fund will consist of Depositary Receipts with respect to foreign securities, each Fund intends to "pass through" certain foreign income taxes (including withholding taxes) paid by the Fund. This means that Beneficial Owners will be considered to have received, as an additional dividend, their share of such foreign taxes, but, subject to certain conditions, Beneficial Owners may be entitled to either a corresponding tax deduction in calculating their taxable income, or, subject to certain limitations (including special limitations that apply in the case of foreign-source "qualified dividend income"), a credit in calculating federal income tax.

Adverse federal income tax consequences, including potentially a tax liability imposed on the Fund, could arise if a Fund holds Depositary Receipts of an entity that is classified as a "passive foreign investment company" (a "PFIC") under the Code. In order to avoid such a tax, a Fund may elect to mark-to-market its PFIC holdings each year. Any net appreciation would then be treated as ordinary income.

Alternatively, under certain conditions, a Fund may be able to elect to include in income currently its share of the PFIC's ordinary earnings and long-term capital gains, whether or not such income were actually distributed by the PFIC. Because it is not always possible to identify an issuer as a PFIC in a timely manner, a Fund may incur the PFIC tax in some instances; the PFIC tax can be quite punitive in its operation.

Under the Code, an in-kind redemption of Shares of a Fund will not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event for the redeeming shareholder. Upon redemption, a Beneficial Owner generally will recognize gain or loss measured by the difference on the date of redemption between the aggregate value of the cash and securities received and its tax basis in the Shares redeemed. Securities received upon redemption (which will be comprised of the securities portion of the Portfolio Deposit in effect on the date of redemption) generally will have an initial tax basis equal to their respective market values on the date of redemption. The Internal Revenue Service ("IRS") may assert that any resulting loss may not be deducted by a Beneficial Owner on the basis that there has been no material change in such Beneficial Owner's economic position or that the transaction has no significant economic or business utility apart from the anticipated tax consequences. Beneficial Owners of Shares in Creation Unit size aggregations should consult their own tax advisors as to the consequences to them of the redemption of Shares in a Fund.

Dividend distributions, capital gains distributions, and capital gains from sales or redemptions may also be subject to state, local and foreign taxes. Beneficial Owners are urged to consult their tax advisors regarding the applicability of such taxes to their particular situations.

Deposit of a Portfolio Deposit with the Trustee in exchange for Shares in a Fund in Creation Unit size aggregations will not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event to the depositor under the Code, and a depositor generally will recognize gain or loss with respect to each security deposited equal to the difference between the amount realized in respect of the security and the depositor's tax basis therein. The amount realized with respect to a security deposited should be determined by allocating the value on the date of deposit of the Fund Shares received (less any cash paid to the Fund, or plus any cash received from the Fund, in connection with the deposit) among the securities deposited on the basis of their respective fair market values at that time. The IRS may assert that any resulting losses may not be deducted by a depositor on the basis that there has been no material change in the depositor's economic position or that the transaction has no significant economic or business utility or purpose apart from the anticipated tax consequences. Depositors should consult their own tax advisors as to the tax consequences to them of a deposit to a Fund.

The Trustee has the right to reject the order to create Creation Units transmitted to it by the Distributor if the depositor or group of depositors, upon obtaining the Shares ordered, would own eighty percent (80%) or more of the outstanding Shares of the Fund, and if pursuant to Section 351 of the Code such a circumstance would result in the Fund having a basis in the securities deposited different from the market value of such securities on the date of deposit. The Trustee has the right to require information regarding Fund ownership pursuant to the Participant Agreement and from DTC and to rely thereon to the extent necessary to make the foregoing determination as a condition to the acceptance of a Portfolio Deposit.

Ordinary income dividends to Beneficial Owners who are non-resident aliens or foreign entities will be subject to a thirty percent (30%) United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable tax treaties. In addition, distributions attributable to gains from sales of United States real property received by Beneficial Owners who are nonresident aliens may be subject to special withholding rules or may otherwise be treated as ordinary income dividends as discussed in the preceding sentence. If the non-resident Shareholders were to invest directly in the foreign securities held by the Funds, dividends on such securities would not be subject to U.S. withholding tax. Furthermore, the election to "pass-through" foreign income taxes, as described above, will generally increase the amounts subject to U.S. withholding with no assurance that the non-resident Shareholders will be able to claim any corresponding credit or deduction. Non-resident shareholders are urged to consult their own tax advisors concerning the applicability of United States withholding tax, as well as United States estate taxes.

Pursuant to a U.S. law enacted in 2010, commonly referred to as the Foreign Account Tax Compliance Act ("FATCA"), and IRS guidance, each Fund will be required to withhold 30% of (1) income dividends, and (2) capital gain distributions and the proceeds of share redemptions it pays after December 31, 2016, to certain

non-U.S. shareholders that fail to meet certain information reporting or certification requirements. Those non-U.S. shareholders include foreign financial institutions ("FFIs"), such as non-U.S. investment funds, and non-financial foreign entities ("NFFEs"). To avoid withholding under FATCA, (a) an FFI must enter into an information-sharing agreement with the IRS in which it agrees to report identifying information (including name, address, and taxpayer identification number) of the shareholder's direct and indirect U.S. owners and (b) an NFFE must provide to the withholding agent a certification and, in certain circumstances, requisite information regarding its substantial U.S. owners, if any. Those non-U.S. shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the United States to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement. A non-U.S. shareholder that invests in the Fund will need to provide the Fund with documentation properly certifying the shareholder's status under FATCA to avoid FATCA withholding. Beneficial Owners are encouraged to consult with their own tax advisors concerning the possible implications of these requirements, particularly if such Beneficial Owners have direct or indirect U.S. owners.

"Backup withholding" will apply to dividends, capital gain distributions, redemptions and sales of Fund Shares unless (a) the Beneficial Owner is a corporation or comes within certain other exempt categories and, when required, demonstrates this fact, or (b) provides a taxpayer identification number, certifies as to no loss of exemption from backup withholding, and otherwise complies with applicable requirements of the backup withholding rules. The rate of such backup withholding is currently 28%. The amount of any backup withholding from a payment to a Beneficial Owner will be allowed as a credit against the holder's U.S. federal income tax liability and may entitle such holder to a refund from the IRS, provided that the required information is furnished to the IRS.

ERISA Considerations

In considering the advisability of an investment in a Fund, fiduciaries of pension, profit sharing or other tax-qualified retirement plans (including Keogh Plans) and funded welfare plans (collectively, "Plans") subject to the fiduciary responsibility requirements of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), should consider, among other things, whether an investment in a Fund (a) is permitted by the documents and instruments governing the Plan, (b) is made solely in the interest of participants and beneficiaries of the Plans, (c) is consistent with the prudence and diversification requirements of ERISA, and that the acquisition and holding of Shares does not result in a prohibited transaction (as defined below) that is not exempt under ERISA and Section 4975 of the Code or pursuant to an exemption is issued by the U.S. Department of Labor ("DOL"). Individual retirement account ("IRA") investors should consider that an IRA may make only such investments as are authorized by the IRA's governing instruments and that IRAs are subject to the prohibited transaction rules of Section 4975 of the Code.

As described in the preceding paragraph, ERISA imposes certain duties on Plan fiduciaries, and ERISA and/or Section 4975 of the Code, prohibit certain transactions (each a "prohibited transaction") involving "plan assets" between Plans or IRAs and persons who have certain specified relationships to the Plan or IRA (that is, "parties in interest" as defined in ERISA or "disqualified persons" as defined in the Code). Purchasers of Shares should be sure that the purchase and holding of the Shares does not involve a prohibited transaction. The fiduciary standards and prohibited transaction rules that apply to a Plan or an IRA will not apply to the Trust's assets because the Trust is an investment company registered under the 1940 Act. As such, the Trust's assets are not deemed to be "plan assets" under ERISA and DOL regulations by virtue of a Plan's investment in a Fund.

Employee benefit plans that are government plans (as defined in Section 3(32) of ERISA), certain church plans (as defined in Section 3(33) of ERISA that have not made the election under Section 410(d) of the Code) and foreign plans (as described in Section 4(b)(4) of ERISA) are not subject to the requirements of ERISA or Section 4975 of the Code. The fiduciaries of governmental plans should, however, consider the impact of their respective state pension codes or other applicable law, and fiduciaries of church plans and foreign plans should consider the impact of applicable law, on investments in a Fund and the considerations discussed above, to the extent such considerations apply.

THE TRUSTEE

The Trustee is The Bank of New York Mellon, a corporation organized under the laws of the State of New York with trust powers. The Trustee has a trust office at 2 Hanson Place, 9th Floor, Brooklyn, NY 11217 and its Internal Revenue Service Employer Identification Number is 13-5160382. The Trustee holds each Funds' assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. The Trustee may be reimbursed by a Fund for its out-of-pocket expenses relating to its services as Trustee (the Funds will not reimburse expenses of The Bank of New York Mellon in its capacity as Licensor). The Trustee is subject to supervision and examination by the Federal Reserve Bank of New York and the New York State Department of Financial Services.

For services performed under the Trust Agreement and Indenture, the Trustee is paid by each Fund a fee at an annual rate of 6/100 of 1% to 10/100 of 1% of the NAV of each Fund, as shown below, such percentage amount to vary depending on the NAV of a Fund. Such compensation is computed on each Business Day on the basis of the NAV of each Fund on such day, and the amount thereof is accrued daily and paid monthly.

TRUSTEE FEE SCALE

NAV of a Fund	Fee as a Percentage of NAV of a Fund
(In U.S. dollars ($))
0-499,999,999	10/100 of 1% per year*
500,000,000-2,499,999,999	8/100 of 1% per year*
2,500,000,000 and above	6/100 of 1% per year*

*  The fee indicated applies to that portion of the NAV of a Fund that falls in the size category indicated.

The Trustee may resign and be discharged of the Trust created by the Trust Agreement and Indenture by executing an instrument of resignation in writing and filing such instrument with the Sponsor and mailing a copy of the notice of resignation to all DTC Participants reflected on the records of DTC as owning Shares for distribution to Beneficial Owners as provided above not less than sixty (60) days before the date such resignation is to take effect. Such resignation becomes effective upon the appointment of, and the acceptance by, the successor Trustee. The Sponsor, upon receiving notice of such resignation, is obligated to use its best efforts to appoint a successor Trustee promptly. If no successor is appointed within sixty (60) days after the date such notice of resignation is given, the Trust shall terminate.

If the Trustee becomes incapable of acting as such or is adjudged bankrupt or is taken over by any public authority, the Sponsor may remove the Trustee and appoint a successor Trustee as provided in the Trust Agreement and Indenture. The successor Trustee shall mail notice of its appointment via the DTC Participants to Beneficial Owners. Upon a successor Trustee's execution of a written acceptance of an appointment as Trustee for the Trust, the successor Trustee becomes vested with all the rights, powers, duties and obligations of the original Trustee. The Trustee and any successor Trustee must be: (a) a trust company, corporation or national banking association organized, doing business under the laws of the United States or any state thereof; (b) authorized under such laws to exercise corporate trust powers; and (c) at all times have an aggregate capital, surplus and undivided profit of not less than $50,000,000.

Beneficial Owners of 66 2/3% of the then outstanding Shares may at any time remove the Trustee by written instrument(s) delivered to the Trustee and the Sponsor. The Sponsor shall thereupon use its best efforts to appoint a successor Trustee as described above.

The Trust Agreement and Indenture limits the Trustee's liabilities. It provides, among other things, that the Trustee is not liable for: (a) any action taken in good faith reliance on properly executed documents or for the disposition of monies or Fund Securities or for the evaluations required to be made thereunder, except by reason of its own gross negligence, bad faith, willful malfeasance, willful misconduct, or reckless disregard of its duties and obligations; (b) depreciation or loss incurred by reason of the sale by the Trustee of any Fund Securities; and (c) any taxes or other governmental charges imposed upon or in respect of Fund Securities or upon the income thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction and the Trustee shall be reimbursed from the Trust for all such taxes and related expenses.

The Trustee and its directors, subsidiaries, shareholders, officers, employees, agents and affiliates under common control with the Trustee will be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct, willful malfeasance on the part of such party or incurred without reckless disregard of such party's duties and obligations, arising out of, or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending against any claim or liability.

THE SPONSOR

The Sponsor is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. The Sponsor's Internal Revenue Service Employer Identification is 75-3098642. The Sponsor serves as the investment adviser to a family of exchange-traded funds with combined assets under management of approximately $48 billion as of December 31, 2014. As of December 31, 2014, the Sponsor provided investment advisory services to 118 exchange traded funds.

On September 18, 2006 INVESCO PLC, now known as Invesco, Ltd., acquired the Sponsor. Invesco, Ltd. and its subsidiaries are an independent global investment management group. Invesco, Ltd. is listed on the New York Stock Exchange with the symbol IVZ.

The Sponsor, at its own expense, may from time to time provide additional promotional incentives to brokers who sell Shares to the public. In certain instances, these incentives may be provided only to those brokers who meet certain threshold requirements for participation in a given incentive program, such as selling a significant number of Shares within a specified period.

If at any time the Sponsor fails to undertake or perform or becomes incapable of undertaking or performing any of the duties required under the Trust Agreement and Indenture and such failure is not cured within fifteen (15) Business Days following receipt of notice from the Trustee, or resigns, or becomes bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor, agree to act as Sponsor itself, or may terminate the Trust Agreement and Indenture and liquidate the Trust. Notice of the resignation or removal of the Sponsor and the appointment of a successor shall be mailed by the Trustee to DTC and the DTC Participants for distribution to Beneficial Owners. Upon a successor Sponsor's execution of a written acceptance of appointment as Sponsor of the Trust, the successor Sponsor becomes vested with all of the rights, powers, duties and obligations of the original Sponsor. Any successor Sponsor may be compensated at rates deemed by the Trustee to be reasonable.

The Sponsor may resign by executing and delivering to the Trustee an instrument of resignation. Such resignation shall become effective upon the appointment of a successor Sponsor and the acceptance of appointment by the successor Sponsor, unless the Trustee either agrees to act as Sponsor or terminates the Trust Agreement and Indenture and liquidates the Trust. The dissolution of the Sponsor or its ceasing to exist as a legal entity for any cause whatsoever will not cause the termination of the Trust Agreement and Indenture or the Trust unless the Trustee deems termination to be in the best interests of the Beneficial Owners of Shares.

The Trust Agreement and Indenture provides that the Sponsor is not liable to the Trustee, the Trust or to the Beneficial Owners of Shares for taking any action, or for refraining from taking any action, made in good faith or for errors in judgment, but is liable only for its own gross negligence, bad faith, willful misconduct or willful malfeasance in the performance of its duties or its reckless disregard of its obligations and duties under the Trust Agreement and Indenture. The Sponsor is not liable or responsible in any way for depreciation or loss incurred by the Trust because of the sale of any Fund Securities. The Trust Agreement and Indenture further provides that the Sponsor and its directors, subsidiaries, shareholders, officers, employees, and affiliates under common control with the Sponsor shall be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct or willful malfeasance on the part of any such party in the performance of its duties or reckless disregard of its obligations and duties under the Trust Agreement and Indenture, including the payment of the costs and expenses of defending against any claim or liability.

As of January 20, 2015, the following persons served as officers or managers of the Sponsor:

Name	Nature of Relationship or Affiliation with Sponsor
Andrew Schlossberg	Chief Executive Officer
Roderick Ellis	Chief Financial Officer
John M. Zerr	Manager
Daniel Draper	Manager
David Warren	Manager

The principal business address for each of the officers and members listed above is c/o Invesco PowerShares Capital Management LLC, 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. None of the officers listed above either directly or indirectly owns, controls or holds with power to vote any of the outstanding limited liability company interests of the Sponsor. All of the outstanding limited liability company interests of the Sponsor are owned by Invesco North American Holdings Inc., which is an indirect subsidiary of Invesco Limited. None of the managers or officers of the Sponsor listed above owns, controls or holds with the power to vote any of the outstanding Units of the Trust.

Name	Business Experience
Andrew Schlossberg

Director, Invesco Distributors, Inc. (2012-Present); Managing Director — U.S. Strategy and Marketing, Invesco PowerShares Capital Management LLC (2010-Present); Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007).

Name	Business Experience
Roderick Ellis

Director, Invesco National Trust Company (2013-Present), Invesco Continental Europe Holdings SA (2011-Present), INVESCO National Trust Company (2011-Present), Invesco (Hyderabad) Private Limited (2011-Present), INVESCO International (Southern Africa) Limited (2004-Present), Invesco Private Capital Inc. (2011-Present), INVESCO Private Capital Investments, Inc. (2011-Present), INVESCO Realty, Inc. (2011-Present) and Invesco Senior Secured Management, Inc. (2011-Present); Treasurer, Invesco Trimark Ltd./Invesco Trimark Ltee (2008-Present), Invesco Aim Global Holdings, Inc. (2011-Present), Invesco Aim Retirement Services, Inc. (2011-Present), INVESCO Funds Group, Inc. (2011-Present); Chief Accounting Officer and Treasurer, Invesco Advisers, Inc. (2011-Present); Chief Accounting Officer, Invesco Ltd.; Vice President, Invesco Finance, Inc. (2011-Present); Chairman and Director, INVESCO Global Asset Management (Bermuda) Limited (2006-Present); Director, Chief Executive Officer and President, Invesco Pacific Holdings Limited (1998-Present); Chief Financial Officer and Chief Accounting Officer, Invesco PowerShares Capital Management LLC (2011-Present); Director, Chief Financial Officer, and Vice President, INVESCO Asset Management (Bermuda) Ltd. (2011-Present); Chief Financial Officer and Treasurer, Invesco Investment Services, Inc. (2011-Present), Invesco Management Group, Inc. (2011-Present), Van Kampen Exchange Corp (2011-Present) and Invesco Investment Advisers LLC (2011-Present)

Formerly: Since May 2007, Mr. Ellis has been based in Invesco's Atlanta office and was global director, Financial Planning and Analysis, and treasurer from May 2007 to April 2011. He was based in London as director of Finance — Europe, from 2000 to 2007 and served in Hong Kong as Invesco's director of Finance — Asia, from 1996 to 2000.

Name	Business Experience
John M. Zerr

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.)(2006-Present) and Van Kampen Exchange Corp. (2010-Present); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)(2009-Present); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.)(2006-Present); Director, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)(2007-Present); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)(2006-Present) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.)(2006-Present); Director and Vice President, INVESCO Funds Group, Inc. (2006-Present); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds (2006-Present); Manager, Invesco PowerShares Capital Management LLC (2006-Present); Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)(2010-Present); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.)(2010-Present) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2010-Present)

Formerly: Director and Vice President, Van Kampen Advisors Inc. (2010-2011); Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc. (2010-2011); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.)(2007-2010); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. (2006-2009) and Van Kampen Investments Inc. (2010-2011); Director, Vice President and Secretary, Fund Management

Name	Business Experience

Company (2006-2007); Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc. (2006-2009); Prior to 2006, Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Daniel Draper

Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (since 2013); Managing Director, Invesco PowerShares Global ETFs (since 2013); formerly, Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

David Warren

Managing Director — Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-Present); Senior Vice President, Invesco Management Group, Inc. (2007- Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Canada Holdings Inc. (2002-Present), Invesco Corporate Class Inc., and Invesco Canada Fund Inc.; Director, Executive Vice President and Chief Financial Officer, Invesco, Inc.; formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2006).

INDEX LICENSE

The Sponsor pays an annual licensing fee to the Licensor equal to 6/100th of one percent of the aggregate net assets of each Fund, and is reimbursed by each Fund for such payment. The Licensor will work closely with the Sponsor and the Distributor to foster the success of the Funds and expects to commit financial and management resources to the initial and ongoing marketing of the Shares. The Licensor has agreed to waive licensing fees in certain circumstances. See "Expenses of a Fund."

SELECTION CRITERIA, CONSTRUCTION AND MAINTENANCE STANDARDS
FOR THE BNY MELLON ADR INDEXES

The BNY Mellon ADR Indexes are subindexes of the BNY Mellon ADR Composite Index, which is a composite of all Depositary Receipts in American, GDR, New York share, or Global Share form that are listed for trading on NASDAQ, the NYSE, and the NYSE MKT, subject to eligibility requirements as stated below.

The "ADR Index Administrator" of the Licensor makes additions to and removals from each BNY Mellon ADR Index by applying specific criteria as set out in The BNY Mellon ADR Index Administration and Procedures Manual which is described generally below. The decisions of the ADR Index Administrator are subject to the review of the "ADR Index Committee."

The ADR Index Committee currently consists of 14 individuals ("Members"). Ten Members are employees of the Licensor, while the other four Members are not employees of The Bank of New York Mellon ("Non-Licensor Members"). Members are subject to strict guidelines which ensure the objectivity and independence of each Member's decision making.

The Bank of New York Mellon has adopted a code of conduct and policy which is designed to prevent fraud, deception and misconduct against the Trust and each Fund and provides reasonable standards of conduct for The Bank of New York Mellon, its affiliates and employees. In addition, The Bank of New York Mellon has adopted firewall procedures ("Firewall Procedures") which sets forth internal controls and procedures at The Bank of New York Mellon and its affiliates with respect to the Trust and the Funds. The purpose of these Firewall Procedures is to: (i) prevent information regarding the various BNY Mellon ADR Indexes from being misused by The Bank of New York Mellon, its affiliates, its employees and Members; and (ii) prevent manipulation of the BNY Mellon ADR Indexes as would result in the prioritizing the interests of The Bank of New York Mellon over the shareholders of the Funds or the market in general.

The issuers of the Depositary Receipts are subject to SEC registration and disclosure requirements under U.S. securities laws. Eligible securities are evaluated to ensure their overall consistency with the character, design and purpose of each BNY Mellon ADR Index, to further its use as an effective benchmark.

The BNY Mellon ADR Indexes are capitalization weighted, using an index formula based upon the aggregate of prices times share quantities. The number of shares outstanding used in the index calculation generally represents the entire class(es) or series that trades in the issuer's local market and that is eligible to be converted into the form of Depositary Receipts already trading in the U.S. These shares are adjusted by a "free-float" factor and a Depositary Receipt conversion ratio, and the result is multiplied by the last sale price as reported on NASDAQ, the NYSE, or the NYSE MKT. All of the BNY Mellon ADR Indexes are denominated in U.S. dollars and are calculated on a price only and total rate of return basis, with the reinvestment of dividends as of the ex-dividend date.

The BNY Mellon ADR Indexes are ordinarily calculated every business day on which the U.S. stock exchanges are open for trading, regardless of regular trading in local markets.

To be eligible for inclusion in the BNY Mellon ADR Indexes, a security must have:

(1) a minimum $100,000 three month average daily U.S Dollar trading volume on the primary exchange of the ADR, (2) $1 million minimum three month average daily U.S. Dollar trading volume in the combined global markets. Combined global market volume includes ADR volume in the United States, including the primary exchange volume and volume from the local ordinary share for which the ADR represents and (3) free-float adjusted market capitalization greater than or equal to $250 million in U.S. Dollars.

In the case of new ADRs with both ADRs and ordinary dollar trading volume measurable for a period of less than 3 months, average daily Depositary Receipts dollar trading volume or local share dollar trading volume for the available time period will be used in the calculation. In addition, the ADR must trade at least once in any consecutive ten day period. For re-inclusion into the BNY Mellon ADR Indexes, the Depositary Receipts must not have more than ten consecutive non-trading days during the past quarter.

Component Depositary Receipts are reviewed quarterly ("Quarterly Review"). During the Quarterly Review, current components (current "members" of the Indexes) are retained provided that the above eligibility requirements are met and provided that the free float adjusted market capitalization of the smallest member is no more than 5% lower than that of the largest eligible non-member not included in the indexes. Otherwise, the smallest component is replaced with the largest eligible non-member. The process continues with the second smallest current member compared to the second largest eligible non-member, and so on. Moreover, if at any time during the period, a member of one of the Indexes is dropped, the security will be replaced by the largest eligible non-member.

BNY Mellon ADR Indices will be reviewed quarterly and all changes will be implemented at the open of the first trading day following the third Friday in March, June, September and December. As stated, the BNY Mellon ADR Indexes are capitalization weighted. Current market capitalization weights of the index components are subject to adjustment by quarterly index weight rebalancings as described below:

(a) The percent weight of the total index market capitalization represented by any individual component Depositary Receipts may not exceed 23%, and,

(b) With respect to 55% of the total index market capitalization, the index weights of component Depositary Receipts must be diversified so that no single index component exceeds 4.5%.

Ordinarily, during the course of the quarterly review, if one or more index components exceed either or both of the limits above, the index weights of these component Depositary Receipts will be reduced and redistributed across the remaining index component Depositary Receipts that do not exceed these limits. The index algorithms used for these calculations are available upon request.

The BNY Mellon ADR Indexes are monitored and maintained to account for company additions and deletions, share changes and corporate actions (such as stock splits, stock dividends, spin-offs, etc.) Some corporate actions, such as stock splits and stock dividends, require simple changes in the common shares outstanding and the Depositary Receipts prices of companies in the BNY Mellon ADR Indexes. Such corporate actions, which require no adjustment to a BNY Mellon ADR Index divisor, will be implemented prior to the opening of trading on the effective date of the corporate action.

Other corporate actions, such as share issuances that change the market capitalization, may require an adjustment to the index divisor. Index divisor adjustments are ordinarily made to avoid index discontinuity due to adjustments made for corporate actions. Divisor adjustments are ordinarily made after the calculation of the closing value of the BNY Mellon ADR Indexes, and prior to the opening of trading on the effective date of such corporate actions. Constituent component Depositary Receipts that have share changes less than or equal to 5% will be adjusted on a quarterly basis along with the Quarterly Review mentioned above. Depositary Receipts with share changes that affect outstanding shares by greater than 5% will be adjusted prior to the opening of trading on the date of effectiveness of the share change.

Types of Depositary Receipt Facilities

Companies have a choice of four types of Depositary Receipt facilities: unsponsored and three levels of sponsored Depositary Receipts. Unsponsored Depositary Receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company. Sponsored Depositary Receipts are issued by one depositary appointed by the company under a Deposit Agreement or service contract.

Sponsored Level I Depositary Receipts

Although no Fund holds any Level I Depositary Receipts, Level I Depositary Receipts are traded in the U.S. over-the-counter market and on some exchanges outside the United States. The company does not have to comply with U.S. generally accepted accounting principles ("GAAP") or full SEC disclosure. Numerous companies such as GlaxoSmithKline Plc, Bank of Ireland, AstraZeneca Plc and AngloGold Ashanti Limited started with a Level I program and have upgraded to a Level II (Listing) or Level III (Offering) program.

All sponsored Depositary Receipts within the BNY Mellon ADR Indexes are either Level II or Level III Depositary Receipts.

Sponsored Level II and Level III Depositary Receipts

Companies that wish to list their securities on an exchange in the United States use sponsored Level II or Level III Depositary Receipts, respectively. These types of Depositary Receipts can also be listed on some exchanges outside the United States. Each level requires different SEC registration and reporting, plus adherence to GAAP. The companies must also meet the listing requirements of the national exchange or market (NASDAQ, NYSE, or NYSE MKT), whichever it chooses.

Information regarding the specific level of sponsorship of each component Depositary Receipt within the BNY Mellon ADR Indexes is available on the Licensor's website (http://www.adrBNYMellon.com).

BNY MELLON ADR INDEX CALCULATION AND DISSEMINATION

The following table indicates turnover in the components of the BNY Mellon ADR Indexes during the period beginning April 12, 2001 (the date each BNY Mellon ADR Index was first calculated) and ending on September 30, 2014.

BNY Mellon Asia 50 ADR Index	194%
BNY Mellon Developed Markets 100 ADR Index	163%
BNY Mellon Emerging Markets 50 ADR Index	281%
BNY Mellon Europe Select ADR Index	152%

The BNY Mellon Asia 50 ADR Index

General Background

The BNY Mellon Asia 50 ADR Index is intended to give investors a benchmark for tracking the price and yield performance of Depositary Receipts from the Asian market. A list of the 50 component Depositary Receipts included in The BNY Mellon Asia 50 ADR Index as of September 30, 2014 and the sector groups comprising The BNY Mellon Asia 50 ADR Index as of September 30, 2014 is included below.

Component Depository Receipts	Sector
AU Optronics Corp	Technology Hardware & Equipment
Advanced Semiconductor Engineering Inc	Technology Hardware & Equipment
BHP Billiton Ltd	Mining
Baidu Inc	Software & Computer Services
CNOOC Ltd	Oil & Gas Producers
Canon Inc	Technology Hardware & Equipment
China Life Insurance Co Ltd	Life Insurance
China Mobile Ltd	Mobile Telecommunications
China Petroleum & Chemical Corp	Oil & Gas Producers
China Telecom Corp Ltd	Fixed Line Telecommunications
China Unicom Hong Kong Ltd	Mobile Telecommunications
Chunghwa Telecom Co Ltd	Fixed Line Telecommunications
Ctrip.com International Ltd	Travel & Leisure
Dr Reddy's Laboratories Ltd	Pharmaceuticals & Biotechnology
HDFC Bank Ltd	Banks

Component Depository Receipts	Sector
Honda Motor Co Ltd	Automobiles & Parts
Huaneng Power International Inc	Electricity
ICICI Bank Ltd	Banks
Infosys Ltd	Software & Computer Services
KB Financial Group Inc	Banks
KT Corp	Fixed Line Telecommunications
Korea Electric Power Corp	Electricity
Kyocera Corp	Electronic & Electrical Equipment
LG Display Co Ltd	Technology Hardware & Equipment
Melco Crown Entertainment Ltd	Travel & Leisure
Mitsubishi UFJ Financial Group Inc	Banks
Mizuho Financial Group Inc	Banks
NTT DOCOMO Inc	Mobile Telecommunications
NetEase Inc	Software & Computer Services
Nidec Corp	Electronic & Electrical Equipment
Nippon Telegraph & Telephone Corp	Fixed Line Telecommunications
Nomura Holdings Inc	Financial Services
PetroChina Co Ltd	Oil & Gas Producers
Philippine Long Distance Telephone Co	Mobile Telecommunications
POSCO	Industrial Metals & Mining
Qihoo 360 Technology Co Ltd	Software & Computer Services
SK Telecom Co Ltd	Mobile Telecommunications
Sesa Sterlite Ltd	Industrial Metals & Mining
Shinhan Financial Group Co Ltd	Banks
Siliconware Precision Industries Co Ltd	Technology Hardware & Equipment
Sony Corp	Leisure Goods
Sumitomo Mitsui Financial Group Inc	Banks
Taiwan Semiconductor Manufacturing Co Ltd	Technology Hardware & Equipment
Tata Motors Ltd	Industrial Engineering
Telekomunikasi Indonesia Persero Tbk PT	Fixed Line Telecommunications
Toyota Motor Corp	Automobiles & Parts
United Microelectronics Corp	Technology Hardware & Equipment
Vipshop Holdings Ltd	General Retailers
Westpac Banking Corp	Banks
Wipro Ltd	Software & Computer Services

Total Market Capitalization	$1,369,240,109,126.46
Number of Constituents	50
Percent of Ten Largest Constituents	55.91%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Toyota Motor Corp	$172,228,262,199.00	12.58%	12.58%
BHP Billiton Ltd	$94,478,318,080.00	6.90%	19.48%
Westpac Banking Corp	$86,548,160,100.00	6.32%	25.80%
Mitsubishi UFJ Financial Group Inc	$79,429,667,460.00	5.80%	31.60%
Honda Motor Co Ltd.	$62,095,751,840.00	4.54%	36.14%
China Mobile Ltd.	$61,771,878,719.16	4.51%	40.65%
Baidu Inc	$61,175,444,841.51	4.47%	45.11%
Taiwan Semiconductor Manufacturing Co Ltd	$56,648,025,618.75	4.14%	49.25%
Sumitomo Mitsui Financial Group Inc	$47,449,368,332.27	3.47%	52.72%
Mizuho Financial Group Inc	$43,764,874,200.44	3.20%	55.91%
Total	$765,589,751,391.12	55.91%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Banks	$328,175,721,141.07	23.97%	23.97%
Automobiles & Parts	$234,324,014,039.00	17.11%	41.08%
Technology Hardware & Equipment	$125,402,477,479.88	9.16%	50.24%
Software & Computer Services	$113,459,898,038.42	8.29%	58.53%
Mobile Telecommunications	$110,986,633,804.15	8.11%	66.63%
Mining	$94,478,318,080.00	6.90%	73.53%
Oil & Gas Producers	$79,518,871,718.85	5.81%	79.34%
Fixed Line Telecommunications	$63,098,124,701.34	4.61%	83.95%
Electronic & Electrical Equipment	$35,447,683,045.45	2.59%	86.54%
Electricity	$33,702,221,345.39	2.46%	89.00%
Total	$1,218,593,963,393.55	89.00%

The BNY Mellon Developed Markets 100 ADR Index

General Background

The BNY Mellon Developed Markets 100 ADR Index is intended to give investors a benchmark for tracking the price and yield performance of Developed Markets Depositary Receipts. A list of the 95 component Depositary Receipts included in The BNY Mellon Developed Markets 100 ADR Index as of September 30, 2014 and the sector groups comprising The BNY Mellon Developed Markets 100 ADR Index as of September 30, 2014 is included below.

Component Depository Receipts	Sector
ABB Ltd	Industrial Engineering
Aegon NV	Life Insurance
AIXTRON SE	Technology Hardware & Equipment
Alcatel-Lucent	Technology Hardware & Equipment
Amarin Corp PLC	Pharmaceuticals & Biotechnology
Anheuser-Busch InBev NV	Beverages

Component Depository Receipts	Sector
ArcelorMittal	Industrial Metals & Mining
ARM Holdings PLC	Technology Hardware & Equipment
ASML Holding NV	Technology Hardware & Equipment
AstraZeneca PLC	Pharmaceuticals & Biotechnology
Aviva PLC	Life Insurance
BHP Billiton Ltd	Mining
BHP Billiton PLC	Mining
BP PLC	Oil & Gas Producers
BT Group PLC	Fixed Line Telecommunications
Banco Bilbao Vizcaya Argentaria SA	Banks
Banco Santander SA	Banks
Bank of Ireland	Banks
Barclays PLC	Banks
British American Tobacco PLC	Tobacco
CRH PLC	Construction & Materials
CSR PLC	Technology Hardware & Equipment
Canon Inc	Technology Hardware & Equipment
Carnival PLC	Travel & Leisure
China Mobile Games & Entertainment Group Ltd	Software & Computer Services
Credit Suisse Group AG	Banks
Criteo SA	Software & Computer Services
Delhaize Group SA	Food & Drug Retailers
Deutsche Bank AG	Banks
Diageo PLC	Beverages
Eni SpA	Oil & Gas Producers
Telefonaktiebolaget LM Ericsson	Technology Hardware & Equipment
Flamel Technologies SA	Pharmaceuticals & Biotechnology
Fresenius Medical Care AG & Co KGaA	Health Care Equipment & Services
GW Pharmaceuticals PLC	Pharmaceuticals & Biotechnology
GlaxoSmithKline PLC	Pharmaceuticals & Biotechnology
Grifols SA	Pharmaceuticals & Biotechnology
HSBC Holdings PLC	Banks
Honda Motor Co Ltd	Automobiles & Parts
ING Groep NV	Banks
InterContinental Hotels Group PLC	Travel & Leisure
Koninklijke Philips NV	General Industrials
Kyocera Corp	Electronic & Electrical Equipment
Lloyds Banking Group PLC	Banks
Logitech International SA	Technology Hardware & Equipment
Luxottica Group SpA	Personal Goods
Marine Harvest ASA	Food Producers
Melco Crown Entertainment Ltd	Travel & Leisure
Mitsubishi UFJ Financial Group Inc	Banks
Mizuho Financial Group Inc	Banks

Component Depository Receipts	Sector
NTT DOCOMO Inc	Mobile Telecommunications
National Bank of Greece SA	Banks
National Grid PLC	Gas, Water & Multiutilities
NICE-Systems Ltd	Technology Hardware & Equipment
Nidec Corp	Electronic & Electrical Equipment
Nippon Telegraph & Telephone Corp	Fixed Line Telecommunications
Nokia OYJ	Technology Hardware & Equipment
Nomura Holdings Inc	Financial Services
Novartis AG	Pharmaceuticals & Biotechnology
Novo Nordisk A/S	Pharmaceuticals & Biotechnology
Orange SA	Fixed Line Telecommunications
Pearson PLC	Media
Portugal Telecom SGPS SA	Fixed Line Telecommunications
Prudential PLC	Life Insurance
Randgold Resources Ltd	Mining
Reed Elsevier PLC	Media
Reed Elsevier NV	Media
Rio Tinto PLC	Mining
Royal Bank of Scotland Group PLC	Banks
Royal Dutch Shell PLC A	Oil & Gas Producers
Royal Dutch Shell PLC B	Oil & Gas Producers
Ryanair Holdings PLC	Travel & Leisure
SAP SE	Software & Computer Services
STMicroelectronics NV	Technology Hardware & Equipment
Sanofi	Pharmaceuticals & Biotechnology
Shire PLC	Pharmaceuticals & Biotechnology
Smith & Nephew PLC	Health Care Equipment & Services
Sony Corp	Leisure Goods
Statoil ASA	Oil & Gas Producers
Sumitomo Mitsui Financial Group Inc	Banks
Syngenta AG	Chemicals
Telecom Italia SpA	Fixed Line Telecommunications
Telefonica SA	Fixed Line Telecommunications
Tenaris SA	Industrial Metals & Mining
Teva Pharmaceutical Industries Ltd	Pharmaceuticals & Biotechnology
Total SA	Oil & Gas Producers
Toyota Motor Corp	Automobiles & Parts
Trinity Biotech PLC	Health Care Equipment & Services
UBS Group AG	Banks
Unilever PLC	Personal Goods
Unilever NV	Personal Goods
Veolia Environnement SA	Gas, Water & Multiutilities
Vodafone Group PLC	Mobile Telecommunications

Component Depository Receipts	Sector
WPP PLC	Media
Westpac Banking Corp	Banks

Total Market Capitalization	$4,346,951,523,957.20
Number of Constituents	95
Percent of Ten Largest Constituents	35.20%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Novartis AG	$254,733,947,090.00	5.86%	5.86%
HSBC Holdings Plc	$194,056,320,000.00	4.46%	10.32%
Toyota Motor Corp	$172,228,262,199.00	3.96%	14.29%
Total SA	$152,483,479,550.00	3.51%	17.79%
Royal Dutch Shell PLC A	$149,622,628,410.00	3.44%	21.24%
Sanofi	$138,687,280,231.50	3.19%	24.43%
BP PLC	$137,016,477,643.50	3.15%	27.58%
Banco Santander SA	$113,886,000,000.00	2.62%	30.20%
GlaxoSmithKline PLC	$111,916,486,454.50	2.57%	32.77%
British American Tobacco PLC	$105,413,501,670.40	2.42%	35.20%
Total	$1,530,044,383,248.90	35.20%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Banks	$993,539,332,400.30	22.86%	22.86%
Pharmaceuticals & Biotechnology	$796,855,167,014.90	18.33%	41.19%
Oil & Gas Producers	$628,299,727,524.30	14.45%	55.64%
Automobiles & Parts	$234,324,014,039.00	5.39%	61.03%
Mining	$220,317,497,071.60	5.07%	66.10%
Technology Hardware & Equipment	$193,946,025,850.10	4.46%	70.56%
Fixed Line Telecommunications	$182,159,441,693.10	4.19%	74.75%
Beverages	$162,792,075,072.00	3.74%	78.50%
Personal Goods	$125,746,770,406.00	2.89%	81.39%
Tobacco	$105,413,501,670.40	2.42%	83.81%
Total	$3,643,393,552,741.70	83.81%

The BNY Mellon Emerging Markets 50 ADR Index

General Background

The BNY Mellon Emerging Markets 50 ADR Index is intended to give investors a benchmark for tracking the price and yield performance of Emerging Markets Depositary Receipts. A list of the 50 component Depositary Receipts included in The BNY Mellon Emerging Markets 50 ADR Index as of September 30, 2014

and the sector groups comprising The BNY Mellon Emerging Markets 50 ADR Index as of September 30, 2014 is included below.

Component Depository Receipts	Sector
Advanced Semiconductor Engineering Inc	Technology Hardware & Equipment
Ambev SA	Beverages
America Movil SAB de CV	Mobile Telecommunications
AngloGold Ashanti Ltd	Mining
BRF SA	Food Producers
Baidu Inc	Software & Computer Services
Bancolombia SA	Banks
Banco Bradesco SA	Banks
CNOOC Ltd	Oil & Gas Producers
Cemex SAB de CV	Construction & Materials
China Life Insurance Co Ltd	Life Insurance
China Mobile Ltd	Mobile Telecommunications
China Petroleum & Chemical Corp	Oil & Gas Producers
China Telecom Corp Ltd	Fixed Line Telecommunications
China Unicom Hong Kong Ltd	Mobile Telecommunications
Chunghwa Telecom Co Ltd	Fixed Line Telecommunications
Cia Brasileira de Distribuicao	Food & Drug Retailers
Ctrip.com International Ltd	Travel & Leisure
Ecopetrol SA	Oil & Gas Producers
Embraer SA	Aerospace & Defense
Enersis SA	Electricity
Fomento Economico Mexicano SAB de CV	Beverages
Grupo Televisa SAB	Media
HDFC Bank Ltd	Banks
ICICI Bank Ltd	Banks
Infosys Ltd	Software & Computer Services
Itau Unibanco Holding SA	Banks
KB Financial Group Inc	Banks
Korea Electric Power Corp	Electricity
LG Display Co Ltd	Technology Hardware & Equipment
Mobile TeleSystems OJSC	Mobile Telecommunications
NetEase Inc	Software & Computer Services
PetroChina Co Ltd	Oil & Gas Producers
Petroleo Brasileiro SA	Oil & Gas Producers
Petroleo Brasileiro SA Pfd	Oil & Gas Producers
Philippine Long Distance Telephone Co	Mobile Telecommunications
POSCO	Industrial Metals & Mining
Qihoo 360 Technology Co Ltd	Software & Computer Services
SK Telecom Co Ltd	Mobile Telecommunications
Sasol Ltd	Oil & Gas Producers
Shinhan Financial Group Co Ltd	Banks
Taiwan Semiconductor Manufacturing Co Ltd	Technology Hardware & Equipment
Tata Motors Ltd	Industrial Engineering

Component Depository Receipts	Sector
Telefonica Brasil SA	Fixed Line Telecommunications
Telekomunikasi Indonesia Persero Tbk PT	Fixed Line Telecommunications
Ultrapar Participacoes SA	Gas, Water & Multiutilities
Vale SA	Mining
Vale SA	Mining
Wipro Ltd	Software & Computer Services
YPF SA	Oil & Gas Producers

Total Market Capitalization	$917,732,246,315.40
Number of Constituents	50
Percent of Ten Largest Constituents	46.95%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Taiwan Semiconductor Manufacturing Co Ltd	$75,334,348,684.80	8.21%	8.21%
China Mobile Ltd	$63,769,534,200.00	6.95%	15.16%
Baidu Inc	$59,619,781,310.00	6.50%	21.65%
America Movil SAB de CV	$46,740,960,000.00	5.09%	26.75%
Itau Unibanco Holding SA	$38,319,848,480.00	4.18%	30.92%
Petroleo Brasileiro SA Pfd	$30,446,268,833.40	3.32%	34.24%
Banco Bradesco SA	$29,976,827,250.00	3.27%	37.51%
Ambev SA	$29,811,735,041.50	3.25%	40.75%
Infosys Limited Ltd	$29,156,966,370.00	3.18%	43.93%
CNOOC Ltd.	$27,731,781,367.20	3.02%	46.95%
Total	$430,908,051,536.90	46.95%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Oil & Gas Producers	$170,802,250,852.90	18.61%	18.61%
Banks	$142,218,486,359.20	15.50%	34.11%
Mobile Telecommunications	$140,643,202,694.60	15.33%	49.43%
Software & Computer Services	$107,628,398,317.00	11.73%	61.16%
Technology Hardware & Equipment	$89,656,563,727.80	9.77%	70.93%
Beverages	$41,946,868,800.50	4.57%	75.50%
Mining	$40,802,083,224.80	4.45%	79.95%
Fixed Line Telecommunications	$36,920,471,503.20	4.02%	83.97%
Industrial Metals & Mining	$24,352,375,344.00	2.65%	86.62%
Life Insurance	$20,686,577,700.00	2.25%	88.88%
Total	$815,657,278,524.00	88.88%

The BNY Mellon Europe Select ADR Index

General Background

The BNY Mellon Europe Select ADR Index is intended to give investors a benchmark for tracking the price and yield performance of European Depositary Receipts. A list of the 82 component Depositary Receipts included in The BNY Mellon Europe Select ADR Index as of September 30, 2014 and the sector groups comprising The BNY Mellon Europe Select ADR Index as of September 30, 2014 is included below.

Component Depository Receipts	Sector
ABB Ltd	Industrial Engineering
Aegon NV	Life Insurance
AIXTRON SE	Technology Hardware & Equipment
Alcatel-Lucent	Technology Hardware & Equipment
Amarin Corp PLC	Pharmaceuticals & Biotechnology
Anheuser-Busch InBev NV	Beverages
ArcelorMittal	Industrial Metals & Mining
ARM Holdings PLC	Technology Hardware & Equipment
ASML Holding NV	Technology Hardware & Equipment
AstraZeneca PLC	Pharmaceuticals & Biotechnology
Aviva PLC	Life Insurance
BHP Billiton PLC	Mining
BP PLC	Oil & Gas Producers
BT Group PLC	Fixed Line Telecommunications
Banco Bilbao Vizcaya Argentaria SA	Banks
Banco Santander SA	Banks
Bank of Ireland	Banks
Barclays PLC	Banks
British American Tobacco PLC	Tobacco
CRH PLC	Construction & Materials
CSR PLC	Technology Hardware & Equipment
Carnival PLC	Travel & Leisure
Credit Suisse Group AG	Banks
Criteo SA	Software & Computer Services
Delhaize Group SA	Food & Drug Retailers
Deutsche Bank AG	Banks
Diageo PLC	Beverages
Eni SpA	Oil & Gas Producers
Telefonaktiebolaget LM Ericsson	Technology Hardware & Equipment
Flamel Technologies SA	Pharmaceuticals & Biotechnology
Fresenius Medical Care AG & Co KGaA	Health Care Equipment & Services
GW Pharmaceuticals PLC	Pharmaceuticals & Biotechnology
GlaxoSmithKline PLC	Pharmaceuticals & Biotechnology
Grifols SA	Pharmaceuticals & Biotechnology
HSBC Holdings PLC	Banks
ING Groep NV	Banks
InterContinental Hotels Group PLC	Travel & Leisure
Koninklijke Philips NV	General Industrials
Lloyds Banking Group PLC	Banks

Component Depository Receipts	Sector
Logitech International SA	Technology Hardware & Equipment
Luxottica Group SpA	Personal Goods
Marine Harvest ASA	Food Producers
Mobile TeleSystems OJSC	Mobile Telecommunications
National Bank of Greece SA	Banks
National Grid PLC	Gas, Water & Multiutilities
NICE-Systems Ltd	Technology Hardware & Equipment
Nokia OYJ	Technology Hardware & Equipment
Novartis AG	Pharmaceuticals & Biotechnology
Novo Nordisk A/S	Pharmaceuticals & Biotechnology
Orange SA	Fixed Line Telecommunications
Pearson PLC	Media
Portugal Telecom SGPS SA	Fixed Line Telecommunications
Prudential PLC	Life Insurance
QIWI plc	Financial Services
Randgold Resources Ltd	Mining
Reed Elsevier PLC	Media
Reed Elsevier NV	Media
Rio Tinto PLC	Mining
Royal Bank of Scotland Group PLC	Banks
Royal Dutch Shell PLC A	Oil & Gas Producers
Royal Dutch Shell PLC B	Oil & Gas Producers
Ryanair Holdings PLC	Travel & Leisure
SAP SE	Software & Computer Services
STMicroelectronics NV	Technology Hardware & Equipment
Sanofi	Pharmaceuticals & Biotechnology
Shire PLC	Pharmaceuticals & Biotechnology
Smith & Nephew PLC	Health Care Equipment & Services
Statoil ASA	Oil & Gas Producers
Syngenta AG	Chemicals
Telecom Italia SpA	Fixed Line Telecommunications
Telefonica SA	Fixed Line Telecommunications
Tenaris SA	Industrial Metals & Mining
Teva Pharmaceutical Industries Ltd	Pharmaceuticals & Biotechnology
Total SA	Oil & Gas Producers
Trinity Biotech PLC	Health Care Equipment & Services
UBS Group AG	Banks
Unilever PLC	Personal Goods
Unilever NV	Personal Goods
Veolia Environnement SA	Gas, Water & Multiutilities
VimpelCom Ltd	Mobile Telecommunications
Vodafone Group PLC	Mobile Telecommunications

Component Depository Receipts	Sector
WPP PLC	Media

Total Market Capitalization	$3,597,498,813,306.40
Number of Constituents	82
Percent of Ten Largest Constituents	40.44%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Novartis AG	$254,733,947,090.00	7.08%	7.08%
HSBC Holdings PLC	$194,056,320,000.00	5.39%	12.48%
Total SA	$152,483,479,550.00	4.24%	16.71%
Royal Dutch Shell PLC A	$149,622,628,410.00	4.16%	20.87%
Sanofi	$138,687,280,231.50	3.86%	24.73%
BP PLC	$137,016,477,643.50	3.81%	28.54%
Banco Santander SA	$113,886,000,000.00	3.17%	31.70%
GlaxoSmithKline PLC	$111,916,486,454.50	3.11%	34.81%
British American Tobacco PLC	$105,413,501,670.40	2.93%	37.74%
Royal Dutch Shell PLC B	$97,062,517,120.00	2.70%	40.44%
Total	$1,454,878,638,169.90	40.44%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Pharmaceuticals & Biotechnology	$796,855,167,014.90	22.15%	22.15%
Banks	$726,435,718,400.30	20.19%	42.34%
Oil & Gas Producers	$628,299,727,524.30	17.46%	59.81%
Beverages	$162,792,075,072.00	4.53%	64.33%
Fixed Line Telecommunications	$158,820,096,870.90	4.41%	68.75%
Technology Hardware & Equipment	$156,998,790,105.60	4.36%	73.11%
Mining	$125,839,178,991.60	3.50%	76.61%
Personal Goods	$125,746,770,406.00	3.50%	80.11%
Tobacco	$105,413,501,670.40	2.93%	83.04%
Life Insurance	$91,669,843,125.20	2.55%	85.58%
Total	$3,078,870,869,181.20	85.58%

The information contained herein regarding the BNY Mellon ADR Indexes, securities markets and DTC was obtained from publicly available sources.

"BNY Mellon", "BNY Mellon Asia 50 ADR Index", "BNY Mellon Developed Markets 100 ADR Index", "BNY Mellon Emerging Markets 50 ADR Index" and "BNY Mellon Europe Select ADR Index" are service marks of The Bank of New York Mellon and have been licensed for use for certain purposes by Invesco PowerShares Capital Management LLC, the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe Select ADR Index Fund based on BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index and BNY Mellon Europe Select ADR Index and are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York Mellon or any of its subsidiaries or affiliates, and none of The Bank of New York Mellon or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund or any member of the public regarding the advisability of investing in financial products generally or in the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or the BLDRS Europe Select ADR Index particularly, the ability of BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index and BNY Mellon Europe Select ADR Index to track market performance or the suitability or appropriateness of the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund for such purchasers, owners or such members of the public. The relationship between The Bank of New York Mellon, as Licensor, on one hand, and Invesco PowerShares Capital Management LLC, as Sponsor, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York Mellon and of BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index or BNY Mellon Europe Select ADR Index which indices are determined, composed and calculated by The Bank of New York Mellon without regard to Invesco PowerShares Capital Management LLC or the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates has any obligation to take the needs of Invesco PowerShares Capital Management LLC or the purchasers or owners of the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund into consideration in determining, composing or calculating BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index or BNY Mellon Europe Select ADR Index. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund to be issued or in the determination or calculation of the equation by which the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe Select ADR Index Fund is to be converted into cash.

NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF BNY MELLON ASIA 50 ADR INDEX, BNY MELLON DEVELOPED MARKETS 100 ADR INDEX, BNY MELLON EMERGING MARKETS 50 ADR INDEX OR BNY MELLON EUROPE SELECT ADR INDEX OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY INVESCO POWERSHARES CAPITAL MANAGEMENT LLC, PURCHASERS OR OWNERS OF THE BLDRS INDEX FUNDS TRUST, BLDRS ASIA 50 ADR INDEX FUND, BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND, BLDRS EMERGING MARKETS 50 ADR INDEX FUND, BLDRS EUROPE SELECT ADR INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF BNY MELLON ASIA 50 ADR INDEX, BNY MELLON DEVELOPED MARKETS 100 ADR INDEX, BNY MELLON EMERGING MARKETS 50 ADR INDEX OR BNY MELLON EUROPE SELECT ADR INDEX OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO BNY MELLON ASIA 50 ADR INDEX, BNY MELLON DEVELOPED MARKETS 100 ADR INDEX, BNY MELLON EMERGING MARKETS 50 ADR INDEX, BNY MELLON EUROPE SELECT ADR INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WILL THE BANK OF NEW YORK MELLON OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES

(INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The foregoing disclaimers do not impact The Bank of New York Mellon's fiduciary duty owed by it to each Fund and the shareholders of each Fund in its capacity as Trustee of each Fund.

ADDITIONAL INFORMATION CONCERNING THE ROLE OF
THE BANK OF NEW YORK MELLON, S&P DOW JONES INDICES AND INVESCO POWERSHARES

The Depositary Receipts included in each BNY Mellon ADR Index are selected by BNY Mellon from the universe of companies represented by the BNY Mellon ADR Composite Index. S&P Dow Jones Indices acts as "index calculation agent" in connection with the calculation and dissemination of each BNY Mellon ADR Index.

The Bank of New York Mellon does not sponsor, endorse, sell or promote the Shares. Additionally, S&P Dow Jones Indices does not sponsor or promote the Shares.

Neither The Bank of New York Mellon, S&P Dow Jones Indices nor the Sponsor make any representation or warranty, express or implied, to the Beneficial Owners of Shares of a Fund or any member of the public regarding the ability of a Fund to track the performance of its benchmark. Additionally, The Bank of New York Mellon does not make any representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly.

The Bank of New York Mellon's only relationship to the index calculation agent is the licensing of certain trademarks and trade names of BNY Mellon and of the BNY Mellon ADR Composite Index which is determined, composed and calculated by BNY Mellon without regard to the agent or any Fund. The Bank of New York Mellon has no obligation to take the needs of the index calculation agent, a Fund or the owners of Shares of the Funds into consideration in determining, composing or calculating the BNY Mellon ADR Composite Index.

SHARES AND REPORTS

The BLDRS Index Funds Trust is currently comprised of four (4) Funds. Each Fund is created by an Indenture to the Trust Agreement which, while incorporating all or substantially all of the terms of the Trust Agreement, supplements the Trust Agreement with specific information regarding each Fund. Each Fund issues Shares of beneficial interest, par value $.001 per Share. The Sponsor may designate additional Funds.

Owners of Shares may sell them in the secondary market, but must accumulate enough Shares to constitute a full Creation Unit in order to redeem through the Trust in accordance with the procedures set out in this prospectus. The death or incapacity of any owner of Shares does not operate to terminate the Trust nor entitle such owner's legal representatives or heirs to claim an accounting or to take any action or proceeding in any court for a partition or winding up of the Trust.

Owners of Shares shall not (a) have the right to vote concerning the Trust, except with respect to termination and as otherwise expressly set forth in the Trust Agreement, (b) in any manner control the operation and management of the Trust, or (c) be liable to any other person by reason of any action taken by the Sponsor or the Trustee. The Trustee has the right to vote all of the voting stocks in the Trust. The Trustee votes the voting stocks of each issuer in the same proportionate relationship as all other shares of each such issuer are voted to the extent permissible and, if not permitted, abstains from voting.

The Trustee will make, or cause to be made, such annual or other reports and file such documents as it is advised by counsel or independent auditors employed by it as are required for each Fund by the 1933 Act, the Exchange Act and the 1940 Act, and will make or cause to be made such elections and file such tax returns as it is advised by counsel or independent auditors employed by it as are from time to time required under any applicable state or federal statute or rule or regulation there under, in particular, for the continuing qualification of each Fund as a regulated investment company. Each Fund's fiscal year ends on September 30 and may be changed from time to time by the Trustee and the Sponsor without consent of the Beneficial Owners.

RESTRICTIONS ON PURCHASES BY INVESTMENT COMPANIES

Purchases of the Shares by registered investment companies are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act. On March 21, 2007, the Commission issued an order that permits registered investment companies to invest in Shares beyond these limits, subject to certain conditions and terms stated in the application. One such condition stated in the application is that registered investment companies relying on the order must enter into a written agreement with the Trust regarding the terms of the investment.

CONTINUOUS OFFERING OF SHARES

Creation Units are offered continuously to the public by each Fund through the Distributor and are delivered upon the deposit of a Portfolio Deposit. Persons making Portfolio Deposits and creating Creation Units will receive no fees, commissions or other form of compensation or inducement of any kind from the Sponsor or the Distributor, and no such person will have any obligation or responsibility to the Sponsor or Distributor to effect any sale or resale of Shares.

Because new Shares can be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution", as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some of their activities may result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing a creation order with the Distributor, breaks them down into the constituent Shares and sells the Shares directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(a)(3) of the 1933 Act.

The Sponsor intends to qualify the Shares in states selected by the Sponsor and through broker-dealers who are members of the Financial Industry Regulatory Authority. Investors intending to create or redeem Creation Units in transactions not involving a broker-dealer registered in such investor's state of domicile or residence should consult their legal advisor regarding applicable broker-dealer or securities regulatory requirements under the state securities laws prior to such creation or redemption.

PERFORMANCE AND OTHER INFORMATION

Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

The cumulative and average total returns and yields do not take into account federal or state income taxes which may be payable by shareholders; total returns and yields would, of course, be lower if such charges were taken into account.

In addition, a Fund will mistrack its relevant benchmark BNY Mellon ADR Index because the total return calculated for its relevant benchmark BNY Mellon ADR Index does not include trading costs such as commissions.

One important difference between Shares and conventional mutual fund shares is that Shares are available for purchase or sale on an intraday basis on NASDAQ. An investor who buys shares in a conventional mutual fund will usually buy or sell shares at a price at or related to the closing net asset value per share, as determined by the fund. In contrast, Shares are not offered for purchase or redeemed for cash at a fixed relationship to closing NAV. The tables below illustrate the distribution relationships of the closing price versus net asset value for the Shares of each Fund as well as return information.

Investors may wish to evaluate the potential of Shares to approximate the value of the assets in each Fund as a basis of valuation of the Shares. The Closing Price versus NAV table illustrates the closing value of Shares in relation to the underlying value of the assets in the relevant Fund on a daily basis.

The information provided in the following tables with respect to the Shares may vary materially over time.

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION
FOR BLDRS ASIA 50 ADR INDEX FUND AND NET ASSET VALUE
(From January 1, 2014 through December 31, 2014)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total
Premium	53	21.03%
Discount	199	78.97%
Equal to NAV	0	0.00%
Total Days	252	100.00%

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total
>0.00%-0.50%	52	98.11%	181	90.95%
>0.50%-1.00%	0	0.00%	15	7.54%
>1.00%-2.00%	1	1.89%	1	0.50%
>2.00%	0	0.00%	2	1.01%
Total	53	100.00%	199	100.00%

NAV equivalent amounts in the above table reflect sales by the Trustee of Fund Securities to pay Fund fees and expenses in excess of dividends and other accrued income received by the Fund.

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS
FOR BNY MELLON ASIA 50 ADR INDEX AND BLDRS ASIA 50 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	BNY Mellon Asia 50 ADR Index	Fund Net Asset Value	Fund Closing Price	BNY Mellon Asia 50 ADR Index
One Year ended 12/31/14	-2.14%	-1.43%	-2.44%	-2.14%	-1.43%	-2.44%
Past Five Years ended 12/31/14	24.88%	25.43%	20.10%	4.54%	4.64%	3.73%
Past Ten Years ended 12/31/14	53.32%	53.85%	44.06%	4.37%	4.40%	3.72%

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION
FOR BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND AND NET ASSET VALUE
(from January 1, 2014 through December 31, 2014)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total
Premium	169	67.06%
Discount	83	32.94%
Equal to NAV	0	0.00%
Total Days	252	100.00%

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total
>0.00%-0.50%	168	99.41%	82	98.80%
>0.50%-1.00%	1	0.59%	1	1.20%
>1.00%-2.00%	0	0.00%	0	0.00%
>2.00%	0	0.00%	0	0.00%
Total	169	100.00%	83	100.00%

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR
BNY MELLON DEVELOPED MARKETS 100 ADR INDEX AND
BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	BNY Mellon Developed Markets 100 ADR Index	Fund Net Asset Value	Fund Closing Price	BNY Mellon Developed Markets 100 ADR Index
One Year ended 12/31/14	-6.10%	-5.81%	-6.05%	-6.10%	-5.81%	-6.05%
Past Five Years ended 12/31/14	25.91%	26.18%	25.39%	4.72%	4.76%	4.63%
Past Ten Years ended 12/31/14	42.98%	43.39%	42.59%	3.64%	3.67%	3.61%

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION
FOR BLDRS EMERGING MARKETS 50 ADR INDEX FUND AND NET ASSET VALUE
(From January 1, 2014 Through December 31, 2014)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total
Premium	75	29.76%
Discount	177	70.24%
Equal to NAV	0	0.00%
Total Days	252	100.00%

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total
>0.00%-0.50%	74	98.67%	177	100.00%
>0.50%-1.00%	0	0.00%	0	0.00%
>1.00%-2.00%	1	1.33%	0	0.00%
>2.00%	0	0.00%	0	0.00%
Total	75	100.00%	177	100.00%

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR
BNY MELLON EMERGING MARKETS 50 ADR INDEX AND
BLDRS EMERGING MARKETS 50 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	BNY Mellon Emerging Markets 50 ADR Index	Fund Net Asset Value	Fund Closing Price	BNY Mellon Emerging Markets 50 ADR Index
One Year ended 12/31/14	-2.23%	-2.18%	-1.94%	-2.23%	-2.18%	-1.94%
Past Five Years ended 12/31/14	-8.66%	-8.75%	-7.61%	-1.79%	-1.82%	-1.57%
Past Ten Years ended 12/31/14	114.27%	113.91%	118.39%	7.92%	7.90%	8.12%

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION
FOR BLDRS EUROPE SELECT ADR INDEX FUND AND NET ASSET VALUE
(From January 1, 2014 through December 31, 2014)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total
Premium	144	57.14%
Discount	108	42.86%
Equal to NAV	0	0.00%
Total Days	252	100.00%

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total
>0.00%-0.50%	144	100.00%	107	99.07%
>0.50%-1.00%	0	0.00%	0	0.00%
>1.00%-2.00%	0	0.00%	1	0.93%
>2.00%	0	0.00%	0	0.00%
Total	144	100.00%	108	100.00%

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR
BNY Mellon EUROPE SELECT ADR INDEX AND BLDRS EUROPE SELECT ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	BNY Mellon Europe Select ADR Index	Fund Net Asset Value	Fund Closing Price	BNY Mellon Europe Select ADR Index
One Year ended 12/31/14	-5.19%	-5.16%	-4.97%	-5.19%	-5.16%	-4.97%
Past Five Years ended 12/31/14	27.00%	27.11%	28.73%	4.90%	4.92%	5.18%
Past Ten Years ended 12/31/14	46.45%	46.29%	50.09%	3.89%	3.88%	4.14%

CODE OF ETHICS

Each Fund and the Sponsor has adopted a code of ethics adopted by the Sponsor as its own code of ethics under Rule 17j-1 of the 1940 Act regarding personal securities transactions by employees. Any references in such code of ethics to the Trusts shall include each Fund. Subject to certain conditions and standards, the code permits employees to invest in Index Securities for their own accounts. The code is designed to prevent fraud, deception and misconduct against each Fund and to provide reasonable standards of conduct. The code is on file with the SEC and a copy may be obtained by visiting the SEC at the address listed below on the back cover of this Prospectus. The code of ethics is available on the EDGAR Database on the SEC's internet site at http://www.sec.gov, and a copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

LEGAL OPINION

K&L Gates LLP, 1601 K Street NW, Washington, D.C. 20006, is counsel to the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements as of September 30, 2014 in this Prospectus have been included in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of the firm as experts in auditing and accounting.

ADDITIONAL INFORMATION

The Registration Statement, including this prospectus and the exhibits may be reviewed and copied at the SEC's Public Reference Room (100 F Street, N.E., Washington, D.C. 20549) or on the EDGAR Database on the SEC's website (http://www.sec.gov). The exhibits include documents such as the Trust Agreement and Indenture, License Agreement, Distribution Agreement and Participant Agreement. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Shareholder inquiries may be directed to the Funds in writing c/o ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, CO 80203.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of a Fund's Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the BLDRS Index Funds Trust or any Fund. Neither the delivery of this Prospectus nor any sale of Shares will under any circumstance imply that the information herein is correct as of any date after the date of this Prospectus.

GLOSSARY OF DEFINED TERMS

Page
"1933 Act"	69
"1940 Act"	ii
"Accumulation Period"	60
"Adjustment Day"	66
"Agency Agreement"	53
"ADRs"	2
"Authorized Participants"	60
"Balancing Amount"	67
"Beneficial Owners"	ii
"BLDRS Index Fund"	CP
"BLDRS"	CP
"BNY Mellon ADR Composite Index"	1
"BNY Mellon ADR Index"	CP
"Business Day"	ii
"Cash Component"	60
"Cash Redemption Amount"	61
"Clearing Process"	60
"Code"	4
"ConvergEx"	69
"Creation Unit"	CP
"Deposit Securities"	60
"Depositary Receipts"	2
"Discretionary Termination Amount"	72
"Distributor"	ii
"Dividend Equivalent Payment"	66
"Dividend Payment Dates"	ii
"S&P Dow Jones Indices"	1
"DTC Participant"	60
"DTC"	ii
"ERISA"	76
"Exchange Act"	70
"Fiscal Year"	ii
"Fund Securities"	3
"Funds"	CP
"GAAP"	84
"GDRs"	2
"Global Security"	70
"Index Security"	iii
"Indirect Participants"	71
"Initial Date of Deposit"	iii
"Invesco PowerShares"	ii
"Licensor"	56
"Misweighting Amount"	64
"Misweighting"	64

Page
"NASDAQ"	CP
"NAV Amount"	66
"NAV"	ii
"NSCC"	iii
"NYSE"	62
"NYSE MKT"	63
"Participant Agreement"	60
"Participating Party"	60
"PFIC"	74
"Portfolio Deposit Amount"	67
"Portfolio Deposit"	60
"Quarterly Review"	84
"Record Dates"	ii
"Redemption Payment"	61
"Redemption Securities"	61
"Request Day"	66
"SEC"	18
"Shares"	CP
"Transaction Fee"	62
"Trust Agreement and Indenture"	64
"Trust"	CP
"Valuation Time"	ii
"Weighting Analysis"	64

CP=Cover Page

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BLDRS INDEX FUNDS TRUST

BLDRS ASIA 50 ADR INDEX FUND
BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
BLDRS EMERGING MARKETS 50 ADR INDEX FUND
BLDRS EUROPE SELECT ADR INDEX FUND

SPONSOR:

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

This Prospectus does not include all of the information with respect to the BLDRS Index Funds Trust set forth in its Registration Statement filed with the SEC in Washington, D.C. under the:

Securities Act of 1933 (File No. 333-84788) and
Investment Company Act of 1940 (File No. 811-21057)

To obtain copies from the SEC at prescribed rates:

Write: Public Reference Section of the SEC
100 F Street, N.E., Washington, D.C. 20549-6009
Call: 1-800-SEC-0330
Visit: http://www.sec.gov

No person is authorized to give any information or make any representation about the BLDRS Index Funds Trust not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Invesco PowerShares Capital Management LLC has filed a registration statement on Form S-6 and Form N-8B-2 with the SEC covering the Shares and the BLDRS Index Funds Trust. While this Prospectus is a part of the registration statement on Form S-6, it does not contain all the exhibits filed as part of the registration statement on Form S-6. You should consider reviewing the full text of those exhibits.

Prospectus Dated January 31, 2015	P-BLDRS-PRO-1

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

CONTENTS OF REGISTRATION STATEMENT

This Amended Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.

The cross-reference sheet.

The prospectus.

The undertaking to file reports.

The signatures.

The following Exhibits:

1. Ex. 99.A1 - Standard Terms and Conditions of the BLDRS Index Funds Trust and any Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

2. Ex. 99.A2 - Amendment No. 1 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of February 4, 2004 (incorporated by reference to Exhibit 99.1 to the BLDRS Index Funds Trust’s Form N-8B-2/A (Registration No. 811-21057) filed with the Securities and Exchange Commission on February 5, 2004).

3. Ex. 99.A2B - Amendment No. 2 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York Mellon, as Trustee, dated as of November 16, 2012 (incorporated by reference to Exhibit 99.A2B to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 12 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 31, 2013).

4. Ex. 99.A3B - Form of Participant Agreement (included as Exhibit A to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

5. Ex. 99.A5 - Form of Security in the BLDRS Index Funds Trust (included as Exhibit B to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

6. Ex. 99.A2 - Trust Indenture and Agreement, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, incorporating by reference the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A2 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

7. Ex. 99.A4 - License Agreement, by and between Nasdaq Financial Products Services, Inc., as Licensee, and The Bank of New York, as Licensor, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

1

8. Ex. 99.A8 - Depository Agreement, by and among Nasdaq Financial Products Services, Inc., as Sponsor,  and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A8 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

9. Ex. 99.A4 - Distribution Agreement, by and among Nasdaq Financial Products Services, Inc., as Sponsor, the BLDRS Index Funds Trust and ALPS Distributors, Inc., as Distributor, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

10. Ex. 99.A6 - Certificate of Formation of Invesco PowerShares Capital Management LLC (incorporated by reference to Exhibit 99.A.6 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 7 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 30, 2009).

11. Ex. 99.A11 - Code of Ethics of the Trust and each Index Fund adopted under Rule 17j-1 under the Investment Company Act (incorporated by reference to Exhibit 99.A11 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 9 on Form S-6 (Registration No. 333-84788) filed with the Securities and Exchange Commission on January 28, 2011).

12. Ex. 99.24 - Power of Attorney.

13. Ex. 99.2 - Opinion of Counsel as to legality of securities being registered and consent of Counsel.

14. Ex. 99.C1 - Consent of Pricewaterhouse Coopers LLP, Independent Registered Public Accounting Firm.

2

FINANCIAL STATEMENTS

1. Statement of Financial Condition of the Trust as shown in the current Prospectus for this series filed herewith.

2. Financial Statements of the Sponsor, Invesco PowerShares Capital Management LLC, as part of Invesco Ltd.’s current consolidated financial statements incorporated by reference to Form 10-K, as amended by its Form 10-K/A dated October 30, 2014.

3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, The BLDRS Index Funds Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Downers Grove, and State of Illinois, on the 27th day of January 2015.

THE BLDRS INDEX FUNDS TRUST

The BLDRS Index Funds Trust
(Name of Registrant)

By:	INVESCO POWERSHARES CAPITAL
MANAGEMENT LLC
(Sponsor)

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed on behalf of Invesco PowerShares Capital Management LLC, the Sponsor, by the following persons who constitute a majority of its Board of Managers and by the named persons who are in the following capacities on the date above indicated.

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

/s/ Roderick Ellis	Chief Financial Officer
Roderick Ellis

*	Manager
John M. Zerr

*	Manager
Daniel Draper

*	Manager
David Warren

* By his signature below, Andrew Schlossberg, pursuant to a duly executed Power of Attorney filed herewith, has signed this Post-Effective Amendment No. 14 to the Registration Statement on behalf of the persons whose signatures are printed above, in the capacities set forth opposite their respective names.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
Chief Executive Officer

4

EXHIBIT INDEX

Exhibit No.	Title of Document

1. Ex. 99.A1

Standard Terms and Conditions of the BLDRS Index Funds Trust and any Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

2. Ex. 99.A2

Amendment No. 1 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of February 4, 2004 (incorporated by reference to Exhibit 99.1 to the BLDRS Index Funds Trust’s Form N-8B-2/A (Registration No. 811-21057) filed with the Securities and Exchange Commission on February 5, 2004).

3. Ex. 99.A2B

Amendment No. 2 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York Mellon, as Trustee, dated as of November 16, 2012 (incorporated by reference to Exhibit 99.A2B to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 12 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 31, 2013).

4. Ex. 99.A3B

Form of Participant Agreement (included as Exhibit A to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

5. Ex. 99.A5

Form of Security in the BLDRS Index Funds Trust (included as Exhibit B to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

6. Ex. 99.A2

Trust Indenture and Agreement, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, incorporating by reference the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A2 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

7. Ex. 99.A4

License Agreement, by and between Nasdaq Financial Products Services, Inc., as Licensee, and The Bank of New York, as Licensor, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

8. Ex. 99.A8

Depository Agreement, by and among Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A8 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

9. Ex. 99.A4

Distribution Agreement, by and among Nasdaq Financial Products Services, Inc., as Sponsor, the BLDRS Index Funds Trust and ALPS Distributors, Inc., as Distributor, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

10. Ex. 99.A6

Certificate of Formation of Invesco PowerShares Capital Management LLC (incorporated by reference to Exhibit 99.A.6 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 7 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 30, 2009).

11. Ex. 99.A11

Code of Ethics of the Trust and each Index Fund adopted under Rule 17j-1 under the Investment Company Act (incorporated by reference to Exhibit 99.A11 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 9 on Form S-6 (Registration No. 333-84788) filed with the Securities and Exchange Commission on January 28, 2011).

12. Ex. 99.24	Power of Attorney.

13. Ex. 99.2	Opinion of Counsel as to legality of securities being registered and consent of Counsel.

14. Ex. 99.C1	Consent of Pricewaterhouse Coopers LLP, Independent Registered Public Accounting Firm.